UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2008

Item 1. Reports to Stockholders.

UBS Liquid Assets Fund
Semiannual Report
October 31, 2008

UBS Liquid Assets Fund

December 16, 2008

Dear shareholder,
We present you with the semiannual report for the UBS Liquid Assets Fund (the “Fund”) for the six months ended October 31, 2008.

Performance
In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board lowered the federal funds rate twice during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This decrease caused the yields of the securities in which the Fund invests to decline, lowering the Fund’s yields.
UBS Liquid Assets Fund

Investment goal:
Provide as high a level of
current interest income as is
consistent with maintaining
liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

The seven-day current yield for the Fund was 2.39%, as of October 31, 2008, versus 2.68% on April 30, 2008 and 4.91% as of October 31, 2007. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 11.)

An interview with Portfolio Manager Robert Sabatino
Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Is the Fund participating?
A.	The Fund applied and was accepted to participate in the Program. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the Program. Shareholders in money market funds enrolled in the Program will be covered for the amounts they held as of the close of business on September 19, 2008 at least until April 30, 2009. Further important information about the Program appears at the end of this letter.

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UBS Liquid Assets Fund

While the Fund has maintained its net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and continued to meet its stated goals of maintaining liquidity and principal stability, we are pleased to have the Fund participate in the Program to provide an added level of protection for covered shareholders. We want to reassure shareholders of the following:

• The Fund holds very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Fund in the volatile environment that prevailed during the reporting period.

• UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

Q.	How long will the Program last?
A.	The Program will be in effect until April 30, 2009. Following that, the Secretary of the Treasury will review whether to extend the Program, as well as the costs to provide the additional coverage. While the Treasury Secretary has the option to extend the Program up to the close of business on September 18, 2009, if he chooses not to extend the Program, it will end in April 2009.

Q.	What are the costs to the Fund to participate in the Program, and how will it impact the Fund’s yields?
A.	When the Program was introduced, it had an initial termination date of December 18, 2008. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The program was recently extended through April 30, 2009. The Fund paid an additional 0.015% fee (calculated on the same basis) to continue to participate through the extension date.

This cost will be absorbed by the Fund as a fund expense. We do expect that the Fund’s yields will decline as a result of the program participation

*	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency, except to the extent otherwise provided by the Program. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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UBS Liquid Assets Fund

fees, but believe that the extent of any yield decreases will be dependent on a number of factors outside of the Fund’s control, including fluctuations in the asset base of the Fund.

Q.	How would you describe the economic environment during the reporting period?
A.	US economic growth weakened during the six-month reporting period. At the beginning of 2008, there were fears that a recession in the US—defined as two consecutive quarters of negative growth—was imminent. However, US gross domestic product (“GDP”) grew a surprising 0.9% during the first quarter of 2008. The Commerce Department then reported that second quarter 2008 GDP growth accelerated to 2.8%. This strong showing was due in part to rising exports and the declining dollar, which made US goods more attractive overseas. In addition, consumer spending strengthened, helped by the government’s tax rebate program.

However, economic growth significantly weakened in the third quarter of 2008. Given a sharp decline in personal spending, intensification of the credit crunch and ongoing housing market weakness, third quarter GDP growth was –0.5%. Following the conclusion of the reporting period, the National Bureau of Economic Research, which is charged with officially dating recessions, declared that the US economy had been in one since December 2007.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	The Fed has been aggressive in attempting to stabilize the markets and keep the US economy from falling into a deep and prolonged recession. As the problems and fallout from subprime mortgages escalated, the Fed moved into action by pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations.

During the reporting period, the Fed pumped billions of dollars into the financial system in an attempt to stabilize the markets following Lehman Brothers’ bankruptcy. It also announced an $85 billion rescue plan for insurance giant AIG. The US Treasury Department was actively involved as well, as it took over mortgage finance companies Fannie Mae and Freddie Mac.

The Fed also reduced the fed funds rate on two occasions during the reporting period, part of a string of rate decreases that began in September 2007. From that time through April 2008, the Fed reduced

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UBS Liquid Assets Fund

the rate from 5.25% to 2.0%—bringing it to its lowest level since 2004. After holding rates steady for several months, the Fed again moved into action in October 2008. It first lowered rates on October 8, as the Fed joined several other central banks from around the world in a coordinated interest rate cut. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29. Together, these cuts brought the federal funds rate to 1.0%.

On December 16, after the reporting period ended, the Fed again reduced the rate, bringing it to a historic low. Citing the need to promote the resumption of sustainable economic growth and to preserve price stability in strained financial markets, the Fed cut the rate to a range between 0.0% and 0.25%, pledging to use “all available tools” to revive the US economy.

Q.	How did you position the Fund’s portfolio during the reporting period?
A.	For much of the reporting period, we employed a “barbell” strategy (whereby the maturities of securities in a portfolio are concentrated at opposite ends of the short-term yield curve). We continued to buy shorter-term securities, as we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities maturing within nine to 13 months. This largely benefited performance, as the yield on one-year money market securities rose higher during portions of the reporting period.

Q.	Did you maintain a diversified and liquid portfolio during the period?
A.	The Fund’s portfolio remained highly diversified, by both average weighted maturity and security type. We held securities of various maturities, ranging from relatively short periods up to several months. In terms of security type, while we are able to generally hold up to 5% in any one security (subject to certain exceptions), we typically maintained a greater level of portfolio diversification over the reporting period by investing in smaller positions, typically no larger than 2.0%–2.5% in any one nongovernment holding.

The Fund’s portfolio remained liquid during the reporting period. As of October 31, 2008, 19% of the Fund’s invested securities matured each day and “rolled nightly” (that is, they had a maturity of one day), and 44% of the Fund’s holdings matured within 30 days. (Please keep in mind that the Fund’s portfolio is actively managed and its composition will vary over time.)

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UBS Liquid Assets Fund

Q.	What types of securities did you emphasize over the period?
A.	As always, quality, liquidity and yield remained paramount in our security selection process for the portfolio.

Throughout the period, commercial paper comprised a significant amount of the Fund, which also held US government and agency obligations, repurchase agreements, and certificates of deposit. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

As a result of our research and selection process, which emphasizes high-quality securities, we did not have any direct exposure to collateralized debt obligations (CDOs) or the subprime mortgage market. Also, we were highly selective in terms of the types of commercial paper held in the Fund’s portfolio. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) For example, we did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Rather, we emphasized multi-seller commercial paper programs, which we believed to be more stable.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	While the extraordinary actions by the Fed and other government initiatives to add liquidity and restore confidence have provided some relief to the credit-related issues plaguing the markets, we expect volatility to remain elevated. We also expect Fund yields to remain low in the near future, in light of the historically low federal funds rate. Given the ongoing credit crunch, the still-slowing housing market and a weakening labor market, the US economy could continue to contract in the upcoming months.

Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy.

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UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President—UBS Money Series
UBS Liquid Assets Fund
Head—Americas
UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
UBS Liquid Assets Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2008. The views and opinions in the letter were current as of December 16, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS Liquid Assets Fund

Temporary Guarantee Program for Money Market Funds
The Fund participates in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, the Fund paid fees as noted earlier in this report.

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund, which had approximately $50 billion in assets as of August 31, 2008.

The Program is designed to address temporary dislocations in credit markets. The Program will exist up to the close of business on April 30, 2009, but the Secretary of the Treasury can determine to extend the Program until September 18, 2009. If the Program is further extended, each fund can renew its participation and, upon payment of any additional participation fee, maintain coverage during any extension of the Program. The amount of any such additional fee, if the Program is extended, would be announced by the Treasury at a later date. If the Secretary chooses not to renew the Program, the Program will terminate in April 2009. Neither this shareholder

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UBS Liquid Assets Fund

Temporary Guarantee Program for Money Market Funds (concluded)
report nor any participating fund are in any manner approved, endorsed, sponsored or authorized by the Treasury.

A few highlights of the Program to keep in mind:

•	The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on April 30, 2009, unless extended by the United States Treasury.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 to October 31, 2008.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)
	May 1, 2008	October 31, 2008	05/01/08 - 10/31/08

Actual	$1,000.00	$1,012.60	$0.25

Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

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UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/08	04/30/08	10/31/07

Seven-day current yield(1)	2.39%	2.68%	4.91%

Seven-day effective yield(1)	2.42	2.71	5.03

Weighted average maturity(2)	52 days	53 days	43 days

Net assets (mm)	$2,327.6	$2,093.7	$1,425.0

Portfolio composition(3)	10/31/08	04/30/08	10/31/07

Commercial paper	37.9%	29.9%	39.0%

US government and agency obligations	28.5	21.4	19.9

Repurchase agreements	12.9	18.4	21.1

Certificates of deposit	10.6	22.0	13.1

Short-term corporate obligations	6.1	6.8	7.0

Bank notes	3.9	1.3	1.7

Other assets less liabilities	0.1	0.2	(1.8)

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, except to the extent otherwise provided by the Temporary Guarantee Program for Money Market Funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US government and agency obligations—28.46%

Federal Farm Credit Bank
1.030%, due 11/03/08(1)	$13,000,000	$12,999,930

Federal Home Loan Bank
2.350%, due 11/12/08(2)	16,000,000	15,988,511

2.687%, due 11/18/08(1)	18,000,000	18,000,000

2.560%, due 02/13/09	10,000,000	10,017,155

2.850%, due 03/04/09	16,350,000	16,349,725

3.580%, due 03/30/09	15,000,000	15,087,971

2.310%, due 04/07/09	20,000,000	20,000,000

2.100%, due 04/09/09(2)	33,000,000	32,693,925

2.860%, due 04/13/09(2)	20,000,000	19,741,011

2.500%, due 04/14/09(2)	55,000,000	54,373,611

2.390%, due 04/30/09	18,000,000	18,000,000

2.400%, due 05/13/09	10,000,000	9,999,022

2.820%, due 07/10/09	16,000,000	16,000,000

Federal Home Loan Mortgage Corp.*
3.170%, due 11/28/08(1)	40,000,000	39,986,871

2.810%, due 02/02/09(2)	10,000,000	9,927,408

2.200%, due 02/18/09(2)	25,000,000	24,833,472

2.600%, due 02/18/09(2)	25,000,000	24,803,194

2.800%, due 04/06/09(2)	20,000,000	19,757,333

2.450%, due 04/09/09	24,500,000	24,500,000

2.625%, due 06/12/09	12,000,000	12,000,000

Federal National Mortgage Association*
0.540%, due 11/03/08(1)	25,000,000	25,000,000

2.080%, due 11/03/08(2)	29,000,000	28,996,649

2.500%, due 11/20/08(2)	20,000,000	19,973,611

2.100%, due 12/08/08(2)	40,000,000	39,913,667

2.550%, due 12/08/08(2)	22,000,000	21,942,342

2.620%, due 12/08/08(2)	32,000,000	31,913,831

2.880%, due 12/24/08(2)	20,000,000	19,915,200

2.500%, due 01/26/09(2)	40,000,000	39,761,111

US Cash Management Bills
1.280%, due 04/29/09(2)	20,000,000	19,872,711

Total US government and agency obligations (cost—$662,348,261)		662,348,261

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Bank notes—3.87%

Banking-non-US—0.86%
Westpac Banking Corp.
5.119%, due 01/14/09(1)	$20,000,000	$20,000,000

Banking-US—3.01%
Bank of America N.A.
2.998%, due 11/06/08(1)	20,000,000	20,000,000

HSBC Bank USA, Inc.
3.875%, due 09/15/09	3,000,000	3,014,010

US Bank N.A.
2.960%, due 03/10/09	15,000,000	14,999,734

Wachovia Bank N.A. (Charlotte)
4.418%, due 01/05/09(1)	15,000,000	15,000,000

Wells Fargo Bank N.A.
4.338%, due 11/19/08(1)	17,000,000	17,000,000

		70,013,744

Total bank notes (cost—$90,013,744)		90,013,744

Certificates of deposit—10.61%

Banking-non-US—6.96%
Abbey National Treasury Services PLC
3.559%, due 11/28/08(1)	30,000,000	30,000,000

Bank of Scotland PLC
2.820%, due 12/16/08	20,000,000	20,000,000

Barclays Bank PLC
3.020%, due 02/23/09	12,000,000	12,000,000

Calyon N.A., Inc.
3.160%, due 03/02/09	13,000,000	13,000,000

3.170%, due 06/02/09	20,000,000	20,000,000

Deutsche Bank AG
3.414%, due 12/22/08(1)	15,000,000	15,000,000

Dexia Bank
2.835%, due 11/14/08	17,000,000	17,000,030

Rabobank Nederland
2.990%, due 02/17/09	25,000,000	25,000,000

Svenska Handelsbanken
5.139%, due 01/13/09(1)	10,000,000	10,000,000

		162,000,030

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Certificates of deposit—(concluded)

Banking-US—3.65%
Bank of America N.A.
3.000%, due 03/09/09	$19,000,000	$19,000,000

Citibank N.A.
3.300%, due 01/22/09	23,000,000	23,000,000

State Street Bank & Trust Co.
3.750%, due 01/20/09	23,000,000	23,000,000

2.960%, due 03/11/09	20,000,000	20,000,000

		85,000,000

Total certificates of deposit (cost—$247,000,030)		247,000,030

Commercial paper(2)—37.92%

Asset backed-miscellaneous—14.02%
Amsterdam Funding Corp.
3.150%, due 01/09/09	30,000,000	29,818,875

4.250%, due 01/15/09	15,000,000	14,867,188

Atlantic Asset Securitization LLC
4.150%, due 11/05/08	10,000,000	9,995,389

3.750%, due 01/12/09	8,000,000	7,940,000

Barton Capital LLC
0.250%, due 11/03/08	10,000,000	9,999,861

Bryant Park Funding LLC
4.250%, due 11/05/08	5,000,000	4,997,639

4.000%, due 11/19/08	13,000,000	12,974,000

2.750%, due 11/26/08	30,000,000	29,942,708

Falcon Asset Securitization Corp.
3.200%, due 11/18/08	13,000,000	12,980,356

2.650%, due 12/18/08	10,000,000	9,965,403

Jupiter Securitization Co. LLC
4.000%, due 11/07/08	35,000,000	34,976,667

Old Line Funding Corp.
4.200%, due 11/17/08	12,000,000	11,977,600

4.100%, due 11/19/08	20,000,000	19,959,000

Ranger Funding Co. LLC
4.050%, due 12/19/08	20,000,000	19,892,000

Sheffield Receivables Corp.
3.010%, due 01/06/09	11,000,000	10,939,298

Thunderbay Funding
3.750%, due 11/20/08	29,000,000	28,942,604

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Windmill Funding Corp.
4.300%, due 11/06/08	$10,000,000	$9,994,028

3.900%, due 12/05/08	20,000,000	19,926,333

Yorktown Capital LLC
4.075%, due 12/03/08	23,000,000	22,916,689

4.100%, due 12/09/08	3,349,000	3,334,506

		326,340,144

Automobile OEM—1.93%
American Honda Finance Corp.
2.200%, due 11/21/08	30,000,000	29,963,333

BMW US Capital LLC
2.100%, due 11/03/08	15,000,000	14,998,250

		44,961,583

Banking-non-US—3.39%
Credit Suisse First Boston
2.950%, due 11/28/08	45,000,000	44,900,437

Dnb NOR ASA
2.520%, due 11/03/08	14,000,000	13,998,040

KBC Financial Products International Ltd.
2.770%, due 12/03/08	20,000,000	19,950,756

		78,849,233

Banking-US—3.82%
Citigroup Funding, Inc.
2.800%, due 11/04/08	15,000,000	14,996,500

Danske Corp.
4.570%, due 01/09/09(1)	16,000,000	16,000,000

Dexia Delaware LLC
0.740%, due 11/03/08	30,000,000	29,998,767

San Paolo IMI US Financial Co.
2.750%, due 12/08/08	20,000,000	19,943,472

Toronto-Dominion Holdings USA, Inc.
2.905%, due 02/25/09	8,000,000	7,925,116

		88,863,855

Brokerage—1.93%
Greenwich Capital Holdings, Inc.
0.500%, due 11/03/08	45,000,000	44,998,750

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(continued)

Consumer products-non durables—1.97%
Procter & Gamble International Funding SCA
1.150%, due 11/10/08	$18,000,000	$17,994,825

2.150%, due 12/19/08	23,000,000	22,934,067

2.230%, due 02/25/09	5,000,000	4,964,072

		45,892,964

Energy-integrated—0.86%
Chevron Corp.
1.780%, due 11/06/08	20,000,000	19,995,056

Finance-noncaptive diversified—1.20%
General Electric Capital Corp.
2.610%, due 11/06/08	28,000,000	27,989,850

Food/beverage—1.07%
Coca-Cola Co.
2.400%, due 01/22/09	25,000,000	24,863,333

Machinery agriculture & construction—1.76%
Caterpillar Financial Services Corp.
1.700%, due 11/05/08	12,000,000	11,997,734

1.000%, due 11/06/08	10,000,000	9,998,611

1.600%, due 11/12/08	12,000,000	11,994,133

2.300%, due 12/01/08	7,000,000	6,986,583

		40,977,061

Retail-discount—2.06%
Wal-Mart Stores, Inc.
2.100%, due 11/07/08	35,000,000	34,987,750

1.600%, due 12/04/08	13,000,000	12,980,933

		47,968,683

Technology-software—2.06%
Hewlett Packard Co.
2.200%, due 11/10/08	25,000,000	24,986,250

2.250%, due 11/17/08	23,000,000	22,977,000

		47,963,250

Telecom-wirelines—1.85%
AT&T, Inc.
1.650%, due 11/10/08	18,000,000	17,992,575

16

UBS Liquid Assets Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(concluded)

Telecom-wirelines—(concluded)
AT&T, Inc.—(concluded)
1.350%, due 11/25/08	$25,000,000	$24,977,500

		42,970,075

Total commercial paper (cost—$882,633,837)		882,633,837

Short-term corporate obligations—6.16%

Automobile OEM—0.43%
American Honda Finance Corp.
2.910%, due 11/20/08(1),(3)	10,000,000	10,002,231

Banking-non-US—2.79%
Bank of Scotland PLC
3.790%, due 11/03/08(1),(3)	3,000,000	3,000,000

BNP Paribas
3.014%, due 11/13/08(1)	12,000,000	12,000,000

Lloyds TSB Group PLC
3.102%, due 11/07/08(1),(3)	20,000,000	20,000,000

National Australia Bank Ltd.
3.025%, due 12/08/08(1),(3)	12,000,000	12,000,000

Nordea Bank AB
3.891%, due 01/26/09(1),(3)	10,000,000	10,000,000

Rabobank Nederland
2.993%, due 11/10/08(1),(3)	8,000,000	8,000,000

		65,000,000

Banking-US—1.16%
HSBC Bank USA, Inc.
5.219%, due 01/14/09(1)	17,000,000	17,000,000

Morgan (J.P.) Chase & Co.
6.500%, due 01/15/09	5,000,000	5,033,750

US Bank N.A.
5.700%, due 12/15/08	5,000,000	5,015,571

		27,049,321

Finance-captive automotive—1.78%
Toyota Motor Credit Corp.
0.800%, due 11/03/08(1)	20,000,000	20,000,000

1.270%, due 11/03/08(1)	11,400,000	11,400,000

1.320%, due 11/03/08(1)	10,000,000	10,000,000

		41,400,000

Total short-term corporate obligations (cost—$143,451,552)		143,451,552

17

UBS Liquid Assets Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreements—12.87%

Repurchase agreement dated 10/31/08 with Barclays Bank PLC, 0.200% due 11/03/08, collateralized by $105,270,000 Federal Home Loan Bank obligations, 2.625% due 05/20/11, $43,760,000 Federal Home Loan Mortgage Corp. obligations, 5.125% due 07/15/12 and $2,560,000 Federal National Mortgage Association obligations, 2.500% due 04/09/10; (value—$153,000,532); proceeds: $150,002,500	$150,000,000	$150,000,000

Repurchase agreement dated 10/31/08 with Deutsche Bank Securities, 0.200% due 11/03/08, collateralized by $50,000,000 Federal Home Loan Bank obligations, 5.180% due 11/17/14, $10,799,000 Federal Home Loan Mortgage Corp. obligations, 2.745% to 5.570% due 09/18/09 to 05/25/35, $42,625,000 Federal National Mortgage Association obligations, 3.850% due 04/22/13 and $98,000,000 Resolution Funding Corp. Interest Strips, zero coupon due 01/15/19 to 01/15/26, (value—$151,980,661); proceeds: $149,002,483	149,000,000	149,000,000

Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $342,912 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09 and $331,116 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09; (value—$676,262); proceeds: $663,001	663,000	663,000

Total repurchase agreements (cost—$299,663,000)		299,663,000

Total investments (cost—$2,325,110,424 which approximates cost for federal income tax purposes)—99.89%		2,325,110,424

Other assets in excess of liabilities—0.11%		2,526,947

Net assets (applicable to 2,327,538,261 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$2,327,637,371

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by these organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2008 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.71% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
OEM	Original Equipment Manufacturer

18

UBS Liquid Assets Fund

Statement of net assets—October 31, 2008 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments

United States	81.6%

United Kingdom	5.6

France	1.9

Switzerland	1.9

Japan	1.8

Belgium	1.6

Netherlands	1.4

Australia	1.4

Germany	1.3

Sweden	0.9

Norway	0.6

Total	100.0%

Weighted average maturity—52 days

See accompanying notes to financial statements

19

UBS Liquid Assets Fund

Statement of operations

For the
six months ended
October 31, 2008
(unaudited)

Investment income:
Interest	$28,208,496

Expenses:
Investment advisory and administration fees	333,471

Transfer agency fees	181,387

Custody and accounting fees	155,620

US Treasury Temporary Guarantee Program Participation fees	78,159

Federal and state registration fees	57,081

Professional fees	45,945

Reports and notices to shareholders	41,956

Insurance expense	30,893

Trustees’ fees	12,622

Other expenses	7,241

944,375

Less: Fee waivers by investment advisor and administrator	(333,471)

Net expenses	610,904

Net investment income	27,597,592

Net realized loss from investment activities	(21,693)

Net increase in net assets resulting from operations	$27,575,899

See accompanying notes to financial statements

20

UBS Liquid Assets Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2008	year ended
	(unaudited)	April 30, 2008

From operations:
Net investment income	$27,597,592	$57,466,161

Net realized gain (loss) from investment activities	(21,693)	120,802

Net increase in net assets resulting from operations	27,575,899	57,586,963

Dividends to shareholders from:
Net investment income	(27,597,592)	(57,466,161)

Net increase in net assets from beneficial interest transactions	233,934,296	1,435,572,666

Net increase in net assets	233,912,603	1,435,693,468

Net assets:
Beginning of period	2,093,724,768	658,031,300

End of period	$2,327,637,371	$2,093,724,768

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

21

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2008
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.013

Dividends from net investment income	(0.013)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.013)

Net asset value, end of period	$1.00

Total investment return(2)	1.26%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,327,637

Expenses to average net assets, net of fee waivers by advisor and administrator	0.05	%(3)

Expenses to average net assets, before fee waivers by advisor and administrator	0.08	%(3)

Net investment income to average net assets	2.48	%(3)

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

22

For the years ended April 30,

2008	2007	2006	2005	2004

$1.00	$1.00	$1.00	$1.00	$1.00

0.045	0.052	0.038	0.017	0.010

(0.045)	(0.052)	(0.038)	(0.017)	(0.010)

—	(0.000) (1)	—	(0.000) (1)	(0.000) (1)

(0.045)	(0.052)	(0.038)	(0.017)	(0.010)

$1.00	$1.00	$1.00	$1.00	$1.00

4.59%	5.28%	3.82%	1.74%	0.98%

$2,093,725	$658,031	$428,212	$394,013	$326,684

0.09%	0.14%	0.16%	0.17%	0.17%

0.16%	0.21%	0.23%	0.26%	0.20%

4.20%	5.16%	3.77%	1.72%	0.95%

23

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series: the Fund, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded

24

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets:

Measurements at October 31, 2008

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	securities	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$2,325,110,424	$—	$2,325,110,424

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of

25

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”), with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the six months ended October 31, 2008, its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average

26

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the six months ended October 31, 2008, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2008, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $418,672,040. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees.

27

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers had been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC was the Fund’s lending agent. The Fund did not loan any securities during the six months ended October 31, 2008.

Subsequent to the end of the fiscal period covered by this report, UBS Securities LLC exited the securities lending business, and State Street Bank and Trust Company was appointed the Fund’s securities lending agent.

Other liabilities and components of net assets
At October 31, 2008, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$750,593

Other accrued expenses	203,047

At October 31, 2008, the components of net assets were as follows:

Accumulated paid in capital	$2,327,536,053

Accumulated net realized gain from investment activities	101,318

Net assets	$2,327,637,371

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2008 and the fiscal year ended April 30, 2008 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2009.

For the period ended October 31, 2008, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax

28

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the	For the
	six months ended	year ended
	October 31, 2008	April 30, 2008

Shares sold	6,475,953,736	8,680,852,362

Shares repurchased	(6,269,403,048)	(7,301,929,615)

Dividends reinvested	27,383,608	56,649,919

Net increase in shares outstanding	233,934,296	1,435,572,666

US Treasury Temporary Guarantee Program for US Money Market Funds
The Fund participates in the US Treasury Department Temporary Guarantee Program for US Money Market Funds. The program covers shareholders of mutual funds as of the close of business on September 19, 2008. The program originally was set to expire on December 18, 2008, but has been extended until April 30, 2009. The Fund bears the cost of participating in this program, as this is not an expense borne by the Fund’s advisor. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. Subsequent to the close of the fiscal reporting period, the program was extended until April 30, 2009, and the Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program.

29

UBS Liquid Assets Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

30

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 16, 2008, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Agreement between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust with respect to UBS Liquid Assets Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund.

The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the contracts. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administrative Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of

31

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio manager primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had well over $700 billion of assets under management worldwide as of March 2008. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past year involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers

32

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

and/or reimbursements into account) (the “Actual Management Fee”). The board noted that UBS Global AM currently waives its entire advisory/administrative fees from the Fund. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future. The board also received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management and advisory fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year periods and since inception period ended April 30, 2008 and (b) annualized performance information for each year ended April 30, 2008, since the inception of the Fund. The board was provided with a description of the methodology Lipper used to determine the similarity of

33

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the first quintile for all comparative periods (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the Board concluded that the Fund’s investment performance was acceptable.

Adviser profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that it was limited to reimbursements for direct costs and expenses. (The Fund is offered to a limited group of investors where there are regulatory constraints on the receipt of compensation by UBS Global AM and its affiliates; compensation is subject to certain limitations not applicable to most mutual funds.) The board also noted that to the extent the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

34

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Generally, in light of UBS Global AM’s profitability data, the Actual (as well as Contractual) Management Fee and the fee waiver currently in place, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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40

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©	2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114

UBS Cash Reserves Fund
Semiannual Report
October 31, 2008

UBS Cash Reserves Fund

December 16, 2008

Dear shareholder,
We present you with the semiannual report for UBS Cash Reserves Fund (the “Fund”) for the six months ended October 31, 2008.

Performance
In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board lowered the federal funds rate twice during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This decrease caused the yields of the securities in which the Fund invests to decline, lowering the Fund’s yields.
UBS Cash Reserves Fund

Investment goal:
Provide as high a level of
current interest income as is
consistent with maintaining
liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

The seven-day current yield for the Fund was 1.90% as of October 31, 2008, versus 2.34% on April 30, 2008, and 4.61% on October 31, 2007. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 11.)

An interview with Portfolio Manager Robert Sabatino
Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Is the Fund participating?
A.	The Fund applied and was accepted to participate in the Program. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the Program. Shareholders in money market funds enrolled in the program will be covered for the amounts they held as of the close of business on September 19, 2008 at least until April 30, 2009. Further important information about the Program appears at the end of this letter.

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UBS Cash Reserves Fund

While the Fund has maintained its net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and continued to meet its stated goals of maintaining liquidity and principal stability, we are pleased to have the Fund participate in the Program to provide an added level of protection for covered shareholders. We want to reassure shareholders of the following:

•	The Fund holds very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Fund in the volatile environment that prevailed during the reporting period.

•	UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

Q.	How long will the Program last?
A.	The Program will be in effect until April 30, 2009. Following that, the Secretary of the Treasury will review whether to extend the Program, as well as the costs to provide the additional coverage. While the Treasury Secretary has the option to extend the Program up to the close of business on September 18, 2009, if he chooses not to extend the Program, it will end in April 2009.

Q.	What are the costs to the Fund to participate in the Program, and how will it impact the Fund’s yields?
A.	When the Program was introduced, it had an initial termination date of December 18, 2008. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was recently extended through April 30, 2009. The Fund paid an additional 0.015% fee (calculated on the same basis) to continue to participate through the extension date.

This cost will be absorbed by the Fund as a fund expense. We do expect that the Fund’s yields will decline as a result of the program

*	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency, except to the extent otherwise provided by the Program. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2

UBS Cash Reserves Fund

participation fees, but believe that the extent of any yield decreases will be dependent on a number of factors outside of the Fund’s control, including fluctuations in the asset base of the Fund.

Q.	How would you describe the economic environment during the reporting period?
A.	US economic growth weakened during the six-month reporting period. At the beginning of 2008, there were fears that a recession in the US—defined as two consecutive quarters of negative growth—was imminent. However, US gross domestic product (“GDP”) grew a surprising 0.9% during the first quarter of 2008. The Commerce Department then reported that second quarter 2008 GDP growth accelerated to 2.8%. This strong showing was due in part to rising exports and the declining dollar, which made US goods more attractive overseas. In addition, consumer spending strengthened, helped by the government’s tax rebate program.

However, economic growth significantly weakened in the third quarter of 2008. Given a sharp decline in personal spending, intensification of the credit crunch and ongoing housing market weakness, third quarter GDP growth was –0.5%. Following the conclusion of the reporting period, the National Bureau of Economic Research, which is charged with officially dating recessions, declared that the US economy had been in one since December 2007.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	The Fed has been aggressive in attempting to stabilize the markets and keep the US economy from falling into a deep and prolonged recession. As the problems and fallout from subprime mortgages escalated, the Fed moved into action by pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations.

During the reporting period, the Fed pumped billions of dollars into the financial system in an attempt to stabilize the markets following Lehman Brothers’ bankruptcy. It also announced an $85 billion rescue plan for insurance giant AIG. The US Treasury Department was actively involved as well, as it took over mortgage finance companies Fannie Mae and Freddie Mac.

The Fed also reduced the fed funds rate on two occasions during the reporting period, part of a string of rate decreases that began in September 2007. From that time through April 2008, the Fed reduced

3

UBS Cash Reserves Fund

the rate from 5.25% to 2.0%—bringing it to its lowest level since 2004. After holding rates steady for several months, the Fed again moved into action in October 2008. It first lowered rates on October 8, as the Fed joined several other central banks from around the world in a coordinated interest rate cut. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29. Together, these cuts brought the federal funds rate to 1.0%.

On December 16, after the reporting period ended, the Fed again reduced the rate, bringing it to a historic low. Citing the need to promote the resumption of sustainable economic growth and to preserve price stability in strained financial markets, the Fed cut the rate to a range between 0.0% and 0.25%, pledging to use “all available tools” to revive the US economy.

Q.	How did you position the Fund’s portfolio during the reporting period?
A.	For much of the reporting period, we employed a “barbell” strategy (whereby the maturities of securities in a portfolio are concentrated at opposite ends of the short-term yield curve). We continued to buy shorter-term securities, as we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities maturing within nine to 13 months. This largely benefited performance, as the yield on one-year money market securities rose higher during portions of the reporting period.

Q.	Did you maintain a diversified and liquid portfolio during the period?
A.	The Fund’s portfolio remained highly diversified, by both average weighted maturity and security type. We held securities of various maturities, ranging from relatively short periods up to several months. In terms of security type, while we are able to generally hold up to 5% in any one security (subject to certain exceptions), we typically maintained a greater level of portfolio diversification over the reporting period by investing in smaller positions, typically no larger than 2.0%–2.5% in any one nongovernment holding.

The Fund’s portfolio remained liquid during the reporting period. As of October 31, 2008, 21% of the Fund’s invested securities matured each day and “rolled nightly” (that is, they had a maturity of one day), and 47% of the Fund’s holdings matured within 30 days. (Please keep in mind that the Fund’s portfolio is actively managed and its composition will vary over time.)

4

UBS Cash Reserves Fund

Q.	What types of securities did you emphasize over the period?
A.	As always, quality, liquidity and yield remained paramount in our security selection process for the portfolio.

Throughout the period, commercial paper and US government and agency obligations comprised a significant amount of the Fund, which also held repurchase agreements, certificates of deposit, and short-term corporate obligations. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

As a result of our research and selection process, which emphasizes high-quality securities, we did not have any direct exposure to collateralized debt obligations (CDOs) or the subprime mortgage market. Also, we were highly selective in terms of the types of commercial paper held in the Fund’s portfolio. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) For example, we did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Rather, we emphasized multi-seller commercial paper programs, which we believed to be more stable.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	While the extraordinary actions by the Fed and other government initiatives to add liquidity and restore confidence have provided some relief to the credit-related issues plaguing the markets, we expect volatility to remain elevated. We also expect Fund yields to remain low in the near future, in light of the historically low federal funds rate. Given the ongoing credit crunch, the still-slowing housing market and a weakening labor market, the US economy could continue to contract in the upcoming months.

Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy.

5

UBS Cash Reserves Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President—UBS Money Series
UBS Cash Reserves Fund
Head—Americas
UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
UBS Cash Reserves Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2008. The views and opinions in the letter were current as of December 16, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Cash Reserves Fund

Temporary Guarantee Program for Money Market Funds
The Fund participates in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, the Fund paid fees as noted earlier in this report.

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund, which had approximately $50 billion in assets as of August 31, 2008.

The Program is designed to address temporary dislocations in credit markets. The Program will exist up to the close of business on April 30, 2009 but the Secretary of the Treasury can determine to extend the Program until September 18, 2009. If the Program is further extended, each fund can renew its participation and, upon payment of any additional participation fee, maintain coverage during any extension of the Program. The amount of any such additional fee, if the Program is extended, would be announced by the Treasury at a later date. If the Secretary chooses not to renew the

7

UBS Cash Reserves Fund

Temporary Guarantee Program for Money Market Funds (concluded)
Program, the Program will terminate in April 2009. Neither this shareholder report nor any participating fund are in any manner approved, endorsed, sponsored or authorized by the Treasury.

A few highlights of the Program to keep in mind:

•	The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on April 30, 2009, unless extended by the United States Treasury.

8

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 to October 31, 2008.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

9

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)
	May 1, 2008	October 31, 2008	05/01/08 - 10/31/08

Actual	$1,000.00	$1,010.40	$2.48

Hypothetical
(5% annual return
before expenses)	1,000.00	1,022.74	2.50

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

10

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/08	04/30/08	10/31/07

Seven-day current yield(1)	1.90%	2.34%	4.61%

Seven-day effective yield(1)	1.91	2.36	4.72

Weighted average maturity(2)	49 days	53 days	47 days

Net assets (mm)	$500.7	$449.1	$469.8

Portfolio composition(3)	10/31/08	04/30/08	10/31/07

Commercial paper	31.1%	22.4%	32.4%

US government and agency obligations	29.8	23.2	15.0

Repurchase agreements	17.7	20.3	22.4

Certificates of deposit	9.1	15.8	13.0

Short-term corporate obligations	8.4	14.8	15.5

Bank notes	3.9	3.3	3.5

Money market funds	0.0 (4)	1.6	0.0 (4)

Other assets less liabilities	0.0	(1.4)	(1.8)

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its compostion will vary over time.

(4)	Weighting represents less than 0.05% of net assets as of the dates indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, except to the extent otherwise provided by the Temporary Guarantee Program for Money Market Funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

11

UBS Cash Reserves Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US government and agency obligations—29.78%

Federal Farm Credit Bank
1.030%, due 11/03/08(1)	$4,000,000	$3,999,978

Federal Home Loan Bank
2.000%, due 11/14/08(2)	5,000,000	4,996,389

2.687%, due 11/18/08(1)	10,000,000	10,000,000

2.200%, due 12/01/08(2)	5,000,000	4,990,833

2.400%, due 01/02/09(2)	10,000,000	9,958,667

2.560%, due 02/13/09	2,500,000	2,504,289

2.310%, due 04/07/09	5,000,000	5,000,000

2.100%, due 04/09/09(2)	8,000,000	7,925,800

2.500%, due 04/14/09(2)	10,000,000	9,886,111

2.390%, due 04/30/09	5,000,000	5,000,000

2.820%, due 07/10/09	4,000,000	4,000,000

Federal Home Loan Mortgage Corp.*
3.790%, due 12/08/08(2)	5,000,000	4,980,524

2.200%, due 01/06/09(2)	5,000,000	4,979,833

1.900%, due 01/12/09(2)	10,000,000	9,962,000

2.625%, due 06/12/09	3,000,000	3,000,000

3.040%, due 07/20/09(2)	5,000,000	4,889,800

Federal National Mortgage Association*
0.540%, due 11/03/08(1)	6,250,000	6,250,000

1.900%, due 11/04/08(2)	5,000,000	4,999,208

1.200%, due 11/10/08(2)	10,000,000	9,997,000

2.100%, due 12/08/08(2)	7,000,000	6,984,892

2.000%, due 01/07/09(2)	10,000,000	9,962,778

2.670%, due 02/04/09(2)	5,000,000	4,964,771

2.515%, due 05/29/09(2)	5,000,000	4,926,995

US Cash Management Bills
1.280%, due 04/29/09(2)	5,000,000	4,968,178

Total US government and agency obligations (cost—$149,128,046)		149,128,046

Bank notes—3.90%

Banking-non-US—0.50%
Westpac Banking Corp.
5.119%, due 01/14/09(1)	2,500,000	2,500,000

12

UBS Cash Reserves Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Bank notes—(concluded)

Banking-US—3.40%
Bank of America, N.A.
2.998%, due 11/06/08(1)	$2,500,000	$2,500,000

HSBC Bank USA, Inc.
3.875%, due 09/15/09	2,000,000	2,009,340

US Bank N.A.
2.960%, due 03/10/09	5,000,000	4,999,911

Wachovia Bank N.A. (Charlotte)
4.418%, due 01/05/09(1)	5,000,000	5,000,000

Wells Fargo Bank N.A.
4.378%, due 11/19/08(1)	2,500,000	2,500,000

		17,009,251

Total bank notes (cost—$19,509,251)		19,509,251

Certificates of deposit—9.09%

Banking-non-US—4.69%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	2,500,000	2,500,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.810%, due 11/19/08	2,500,000	2,500,000

Barclays Bank PLC
3.020%, due 02/23/09	4,000,000	4,000,000

Calyon N.A., Inc.
3.170%, due 06/02/09	4,000,000	4,000,000

Deutsche Bank AG
3.414%, due 12/22/08(1)	5,000,000	5,000,000

Rabobank Nederland
2.990%, due 02/17/09	2,500,000	2,500,000

Svenska Handelsbanken
5.139%, due 01/13/09(1)	3,000,000	3,000,000

		23,500,000

Banking-US—4.40%
Bank of America N.A.
2.740%, due 11/03/08	5,000,000	5,000,000

Citibank N.A.
3.300%, due 01/22/09	6,000,000	6,000,000

13

UBS Cash Reserves Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Certificates of deposit—(concluded)

Banking-US—(concluded)
State Street Bank & Trust Co.
3.750%, due 01/20/09	$6,000,000	$6,000,000

2.960%, due 03/11/09	5,000,000	5,000,000

		22,000,000

Total certificates of deposit (cost—$45,500,000)		45,500,000

Commercial paper(2)—31.09%

Asset backed-miscellaneous—19.22%
Amsterdam Funding Corp.
4.000%, due 11/05/08	3,000,000	2,998,667

4.250%, due 01/15/09	5,000,000	4,955,729

Atlantic Asset Securitization Corp.
4.150%, due 11/03/08	5,000,000	4,998,847

3.100%, due 01/08/09	3,000,000	2,982,433

Barton Capital LLC
4.200%, due 11/04/08	5,000,000	4,998,250

2.600%, due 12/03/08	3,000,000	2,993,067

Bryant Park Funding LLC
4.000%, due 11/12/08	5,000,000	4,993,889

2.750%, due 12/02/08	3,000,000	2,992,896

Chariot Funding LLC
2.750%, due 11/18/08	5,000,000	4,993,507

Falcon Asset Securitization
4.000%, due 01/06/09	8,000,000	7,941,333

Jupiter Securitization Co. LLC
3.750%, due 11/10/08	8,000,000	7,992,500

Kitty Hawk Funding Corp.
4.000%, due 11/10/08	5,000,000	4,995,000

3.800%, due 12/08/08	3,000,000	2,988,283

Old Line Funding Corp.
4.050%, due 11/04/08	8,000,000	7,997,300

Regency Markets No.1 LLC
4.400%, due 11/17/08	3,500,000	3,493,156

Thunderbay Funding
4.100%, due 11/04/08	5,000,000	4,998,292

4.250%, due 11/17/08	3,000,000	2,994,333

14

UBS Cash Reserves Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Windmill Funding Corp.
4.400%, due 11/12/08	$3,000,000	$2,995,967

3.900%, due 12/05/08	5,000,000	4,981,583

Yorktown Capital LLC
3.750%, due 11/12/08	3,000,000	2,996,562

4.075%, due 12/03/08	5,000,000	4,981,889

		96,263,483

Banking-non-US—4.18%
Bank of Nova Scotia
2.585%, due 11/10/08	5,000,000	4,996,769

Credit Suisse First Boston
2.950%, due 11/28/08	5,000,000	4,988,937

Dnb NOR ASA
2.730%, due 12/04/08	5,000,000	4,987,488

KBC Financial Products International Ltd.
2.780%, due 12/03/08	6,000,000	5,985,173

		20,958,367

Banking-US—1.00%
ING (US) Funding LLC
2.720%, due 11/04/08	5,000,000	4,998,867

Consumer products-nondurables—1.60%
Procter & Gamble International Funding SCA
1.750%, due 11/17/08	8,000,000	7,993,778

Energy-integrated—1.00%
Chevron Corp.
1.780%, due 11/06/08	5,000,000	4,998,764

Finance-noncaptive diversified—1.49%
General Electric Capital Corp.
2.610%, due 11/06/08	5,000,000	4,998,187

2.880%, due 05/07/09	2,500,000	2,462,600

		7,460,787

Machinery agriculture & construction—1.00%
Caterpillar Financial Services Corp.
1.650%, due 12/02/08	5,000,000	4,992,896

15

UBS Cash Reserves Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(concluded)

Technology-software—1.60%
Hewlett Packard Co.
2.200%, due 11/03/08	$8,000,000	$7,999,022

Total commercial paper (cost—$155,665,964)		155,665,964

Short-term corporate obligations—8.39%

Automobile OEM—1.00%
American Honda Finance Corp.
2.910%, due 11/20/08(1),(3)	5,000,000	5,001,116

Banking-non-US—4.29%
Bank of Scotland PLC
3.790%, due 11/03/08(1),(3)	3,000,000	3,000,000

BNP Paribas
3.014%, due 11/13/08(1)	5,000,000	5,000,000

Lloyds TSB Group PLC
3.102%, due 11/07/08(1),(3)	5,000,000	5,000,000

National Australia Bank Ltd.
3.025%, due 12/08/08(1),(3)	3,000,000	3,000,000

Nordea Bank AB
3.891%, due 01/26/09(1),(3)	2,500,000	2,500,000

Rabobank Nederland
2.993%, due 11/10/08(1),(3)	3,000,000	3,000,000

		21,500,000

Banking-US—1.70%
HSBC Bank USA, Inc.
5.219%, due 01/14/09(1)	3,500,000	3,500,000

Wells Fargo & Co.
4.710%, due 11/14/08(1),(3)	5,000,000	5,000,000

		8,500,000

Finance-captive automotive—1.40%
Toyota Motor Credit Corp.
0.800%, due 11/03/08(1)	5,000,000	5,000,000

1.320%, due 11/03/08(1)	2,000,000	2,000,000

		7,000,000

Total short-term corporate obligations (cost—$42,001,116)		42,001,116

16

UBS Cash Reserves Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreements—17.69%

Repurchase agreement dated 10/31/08 with Barclays Bank PLC, 0.200% due 11/03/08, collateralized by $18,015,000 Federal Home Loan Bank obligations, 3.750% due 01/08/10 and $7,162,000 International Bank for Reconstruction and Development obligations, zero coupon due 11/25/08; (value—$25,500,213); proceeds: $25,000,417	$25,000,000	$25,000,000

Repurchase agreement dated 10/31/08 with Deutsche Bank Securities, 0.200% due 11/03/08, collateralized by $30,000,000 Federal Farm Credit Bank obligations, 4.500% due 04/22/14 and $54,378,500 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.125% due 07/15/12 to 12/11/25; (value—$64,770,135); proceeds: $63,501,058	63,500,000	63,500,000

Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $52,239 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09 and $50,442 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09; (value—$103,020); proceeds: $101,000	101,000	101,000

Total repurchase agreements (cost—$88,601,000)		88,601,000

	Number of
	shares

Money market fund(4)—0.00%

UBS Private Money Market Fund LLC,(5)
1.669% (cost—$589)	589	589

Total investments (cost—$500,405,966 which approximates
cost for federal income tax purposes)—99.94%		500,405,966

Other assets in excess of liabilities—0.06%		318,971

Net assets (applicable to 500,662,445 shares of beneficial
interest outstanding equivalent to $1.00 per share)—100.00%		$500,724,937

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate security. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2008, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.

17

UBS Cash Reserves Fund

Statement of net assets—October 31, 2008 (unaudited)

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.29% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The rate shown reflects the yield at October 31, 2008.
(5)	The table below details the Fund’s transaction activity in an affiliated issuer for the six months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/08	10/31/08	10/31/08	10/31/08	10/31/08

UBS Private
Money Market
Fund LLC	$6,210,136	$3,081,322	$9,290,869	$589	$2,118

OEM Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments

United States	84.9%

United Kingdom	2.9

Japan	1.9

France	1.8

Belgium	1.2

Australia	1.1

Netherlands	1.1

Sweden	1.1

Germany	1.0

Canada	1.0

Switzerland	1.0

Norway	1.0

Total	100.0%

Weighted average maturity—49 days

See accompanying notes to financial statements

18

UBS Cash Reserves Fund

Statement of operations

For the six
months ended
October 31, 2008
(unaudited)

Investment income:
Interest	$6,569,672

Securities lending income (includes $2,118, earned from an affiliated entity)	2,626

6,572,298

Expenses:
Investment advisory and administration fees	854,556

Transfer agency and related service fees	364,355

Professional fees	45,824

Custody and accounting fees	36,254

Federal and state registration fees	31,191

Reports and notices to shareholders	29,624

US Treasury Temporary Guarantee Program Participation fees	17,815

Insurance fees	9,413

Trustees’ fees	7,812

Other expenses	5,484

1,402,328

Less: Fee waivers by investment advisor and administrator	(129,478)

Net expenses	1,272,850

Net investment income	5,299,448

Net realized gains from investment activities	29,517

Net increase in net assets resulting from operations	$5,328,965

See accompanying notes to financial statements

19

UBS Cash Reserves Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2008	year ended
	(unaudited)	April 30, 2008

From operations:
Net investment income	$5,299,448	$21,459,939

Net realized gains from investment activities	29,517	49,803

Net increase in net assets resulting from operations	5,328,965	21,509,742

Dividends to shareholders from:
Net investment income	(5,299,448)	(21,459,939)

Net increase (decrease) in net assets from beneficial interest transactions	51,559,557	(9,623,516)

Net increase (decrease) in net assets	51,589,074	(9,573,713)

Net assets:
Beginning of period	449,135,863	458,709,576

End of period	$500,724,937	$449,135,863

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

20

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21

UBS Cash Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding througout each period is presented below:

	For the six
	months ended
	October 31, 2008
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.010

Dividends from net investment income	(0.010)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.010)

Net asset value, end of period	$1.00

Total investment return(2)	1.04%

Ratios/supplemental data:
Net assets, end of period (000’s)	$500,725

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by advisor/administrator and affiliate	0.49	%(3)

Expenses to average net assets, before fee waivers and/or
expense reimbursements by advisor/administrator and affiliate	0.54	%(3)

Net investment income to average net assets	2.05	%(3)

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.
(4)	In addition to the waiver of advisory and administration fees and/or reimbursement of expenses by UBS Global Asset Management (Americas) Inc., the Fund was reimbursed by UBS Financial Services Inc. in the amount of $45,477 for overcharges related to prior fiscal periods for postage related expenses.

See accompanying notes to financial statements

22

For the years ended April 30,

2008		2007	2006	2005		2004

$1.00		$1.00	$1.00	$1.00		$1.00

0.042		0.048	0.034	0.014		0.007

(0.042)		(0.048)	(0.034)	(0.014)		(0.007)

—		—	—	(0.000	)(1)	(0.001)

(0.042)		(0.048)	(0.034)	(0.014)		(0.008)

$1.00		$1.00	$1.00	$1.00		$1.00

4.29%		4.91%	3.49%	1.44%		0.70%

$449,136		$458,710	$469,376	$324,223		$239,135

0.48	%(4)	0.49%	0.47%	0.47%		0.47%

0.54%		0.55%	0.60%	0.65%		0.72%

4.23%		4.81%	3.50%	1.47%		0.65%

23

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series: the Fund, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund and UBS Liquid Assets Fund. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the

24

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets:

Measurements at October 31, 2008

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	securities	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$500,405,966	$—	$500,405,966

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government

25

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets. At October 31, 2008, the Fund owed UBS Global AM $161,169 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive 0.05% of its investment advisory and administration fees through August 31, 2009.

26

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

For the six months ended October 31, 2008, UBS Global AM waived $129,478 in investment advisory and administration fees. At October 31, 2008, UBS Global AM owed the Fund $24,420 for fee waivers.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2008, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $83,358,901. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services fees
UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (“PNC”), the Fund’s transfer agent, and is compensated for these services by PNC, not the Fund.

For the six months ended October 31, 2008, UBS Financial Services, Inc. received from PNC, not the Fund, delegated service fees of $193,540.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the

27

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers had been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC was the Fund’s lending agent. For the six months ended October 31, 2008, UBS Securities LLC earned $405 in compensation as the Fund’s lending agent. The Fund did not have any securities on loan at October 31, 2008 and did not owe UBS Securities LLC any compensation as lending agent.

Subsequent to the end of the fiscal period covered by this report, UBS Securities LLC exited the securities lending business, and State Street Bank and Trust Company was appointed the Fund’s securities lending agent.

Other liabilities and components of net assets
At October 31, 2008, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$137,008

Other accrued expenses*	246,511

*Excludes investment advisory and administration fees.

At October 31, 2008, the components of net assets were as follows:

Accumulated paid in capital	$500,658,423

Accumulated net realized gain from investment activities	66,514

Net assets	$500,724,937

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2008 and the fiscal year ended April 30, 2008 was ordinary income.

28

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2009.

For the period ended October 31, 2008, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
	October 31, 2008	April 30, 2008

Shares sold	1,647,426,119	3,611,430,964

Shares repurchased	(1,601,172,417)	(3,642,588,311)

Dividends reinvested	5,305,855	21,533,831

Net increase (decrease) in shares outstanding	51,559,557	(9,623,516)

US Treasury Temporary Guarantee Program for US Money Market Funds
The Fund participates in the US Treasury Department Temporary Guarantee Program for US Money Market Funds. The program covers shareholders of mutual funds as of the close of business on September 19, 2008. The program originally was set to expire on December 18, 2008, but has been extended until April 30, 2009. The Fund bears the cost of participating in this program, as this is not an expense borne by the Fund’s advisor. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. Subsequent to the close of the fiscal reporting period, the program was extended until April 30, 2009, and the Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program.

29

UBS Cash Reserves Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

30

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 16, 2008, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Agreement between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust with respect to UBS Cash Reserves Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund.

The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the contracts. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administrative Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in

31

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio manager primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had well over $700 billion of assets under management worldwide as of March 2008. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past year involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for

32

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that UBS Global AM has entered into a written fee waiver agreement with the Fund pursuant to which UBS Global AM is contractually obligated to waive 0.05% of its management fees through August 31, 2009. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management and advisory fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year periods and since inception period ended April 30, 2008 and (b) annualized performance information for each year ended April 30, 2008,

33

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

since the inception of the Fund. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the second quintile for the one-year period and the first quintile for the three- and five-year periods and since inception (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the Board concluded that the Fund’s investment performance was acceptable.

Adviser profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints and considered management’s statement that it believed economies of scale were being appropriately shared with fund shareholders. The board also noted that to the extent the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

34

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

Generally, in light of UBS Global AM’s profitability data, the Actual (as well as Contractual) Management Fee and the fee waiver currently in place, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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40

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©	2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Semiannual Report
October 31, 2008

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

December 16, 2008

Dear shareholder,
We present you with the semiannual report for the UBS Select Institutional Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the “Funds”) for the six-month period through October 31, 2008.

Performance
 In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board lowered the federal funds rate twice during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This decrease caused the yields of the securities in which the Funds invest to decline, lowering the Funds’ yields.

The seven-day current yields for the Funds were as follows:

•  UBS Select Prime Institutional Fund: 2.62% as of October 31, 2008, down from 2.78% as of April 30, 2008.

•  UBS Select Treasury Institutional Fund: 0.54% as of October 31, 2008, down from 1.83% as of April 30, 2008.

UBS Select Prime
Institutional Fund

UBS Select Treasury
Institutional Fund

Investment goals
(both Funds):
Maximum current income
consistent with liquidity and
capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional
Fund—August 10, 1998;
UBS Select Treasury Institutional
Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free
Institutional Fund

Investment goal:
Maximum current income
exempt from federal income tax
consistent with liquidity and the
preservation of capital

Portfolio Managers
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

• UBS Select Tax-Free Institutional Fund: 1.49% as of October 31, 2008, down from 2.19% as of April 30, 2008.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 15.

An interview with the Portfolio Managers
Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Are the Funds participating?
A.	The Funds applied to participate in the Program shortly after it was announced by the US Treasury and have been accepted into it. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the Program. Shareholders in money market funds enrolled in the Program will be covered for the amounts they held as of the close of business on September 19, 2008 until at least April 30, 2009. Further important information about the Program appears at the end of this letter.

While the Funds have maintained their net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and continued to meet their stated goals of maintaining liquidity and principal stability, we are pleased to have the Funds participate in the Program to provide an added level of protection for covered shareholders. We want to reassure shareholders of the following:

• The Funds hold very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Funds in the volatile environment that prevailed during the reporting period.

• UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for 30 years; this is a

*	Investments in the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency, except to the extent otherwise provided by the Program. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

Q.	How long will the Program last?
A.	The Program will be in effect until April 30, 2009. Following that, the Secretary of the Treasury will review whether to further extend the Program, as well as the costs to provide the additional coverage. While the Treasury Secretary has the option to extend the Program up to the close of business on September 18, 2009, if he chooses not to extend the Program, it will end in April 2009.

Q.	What are the costs to the Funds to participate in the Program, and how will it impact the Funds’ yields?
A.	When the Program was introduced, it had an initial termination date of December 18, 2008. The Funds each paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The program was recently extended through April 30, 2009. The Funds paid an additional 0.015% fee (calculated on the same basis) to continue to participate through the extension date.

This cost will be absorbed by the Funds as a fund expense. We do expect that the Funds’ yields will decline as a result of the program participation fees, but believe that the extent of any yield decreases will be dependent on a number of factors outside of the Funds’ control, including fluctuations in the asset base of the Funds.

Q.	How would you describe the economic environment during the reporting period?
A.	US economic growth was mixed, but ultimately weakened over the course of the six-month reporting period. At the beginning of 2008, there were fears that a recession in the US—defined as two consecutive quarters of negative growth—was imminent. However, US gross domestic product (“GDP”) grew a surprising 0.9% during the first quarter of 2008. The Commerce Department then reported that second quarter 2008 GDP growth accelerated to 2.8%. This strong showing was due in part to rising exports and the declining dollar, which made US goods more attractive overseas. In addition, consumer spending strengthened, helped by the government’s tax rebate program.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

However, economic growth weakened significantly in the third quarter of 2008. Given a sharp decline in personal spending, an intensification of the credit crunch and ongoing housing market weakness, the advance estimate for third quarter GDP growth was –0.5%. Following the conclusion of the reporting period, the National Bureau of Economic Research, which is charged with officially dating recessions, declared that the US economy had been in one since December 2007.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	The Fed has been aggressive in attempting to stabilize the markets and keep the US economy from falling into a deep and prolonged recession. As the fallout from subprime mortgages escalated, the Fed moved into action, pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations.

During the reporting period, the Fed pumped billions of dollars into the financial system in an attempt to stabilize the markets following Lehman Brothers’ bankruptcy. It also announced an $85 billion rescue plan for insurance giant AIG. The US Treasury Department was actively involved as well, as it took over mortgage finance companies Fannie Mae and Freddie Mac.

The Fed also reduced the fed funds rate on two occasions during the reporting period, part of a string of rate decreases that began in September 2007. From that time through April 2008, the Fed reduced the rate from 5.25% to 2.0%—bringing it to its lowest level since 2004.

After holding rates steady for several months, the Fed again moved into action in October 2008. It first lowered rates on October 8, as the Fed joined several other central banks from around the world in a coordinated interest rate cut. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29. Together, these cuts brought the federal funds rate to 1.0%.

On December 16, after the reporting period ended, the Fed again reduced the rate, bringing it to a historic low. Citing the need to promote the resumption of sustainable economic growth and to preserve price stability in strained financial markets, the Fed cut the

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

rate to a range of between 0.0% and 0.25%, pledging to use “all available tools” to revive the US economy.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund” investing all of its assets in “master funds”—the Prime Master Fund, Treasury Master Fund, and the Tax-Free Master Fund, respectively. As always, quality, liquidity and yield remained paramount in our management process for the master funds in which the Funds invest.

• In the master fund in which UBS Select Prime Institutional Fund invests, a significant portion of the portfolio was comprised of exposure to both commercial paper and US government and agency obligations, benefiting performance. In addition, the Fund held smaller positions in certificates of deposit and repurchase agreements.

Our process led us to be highly selective in terms of the types of commercial paper held in the portfolio. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) For example, we did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Rather, we emphasized multi-seller commercial paper programs, which we believed to be more stable.

As a result of our research and selection process, which emphasizes high-quality securities, we did not have any direct exposure to collateralized debt obligations (CDOs) or the subprime mortgage market.

• In the master fund in which UBS Select Treasury Institutional Fund invests, we emphasized investments in repurchase agreements backed by Treasury obligations. The yields provided by engaging in these transactions were generally higher than direct investments in Treasury securities, benefiting performance. Repurchase agreements also often have the added advantage of providing increased liquidity. However, we increased the portfolio’s holdings of direct Treasury securities significantly following flights to quality during the reporting period.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

• In the master fund in which UBS Select Tax-Free Institutional Fund invests, we increased the Fund’s weighted average maturity from 23 to 40 days, moving from being slightly shorter to slightly longer versus the weighted average maturities of the Fund’s peers over the course of the reporting period.

In the beginning of the reporting period, in order to add yield and diversity to the master fund’s portfolio, we maintained an exposure to a range of tax-free money market instruments. We focused on variable rate demand notes, or “VRDNs,” which offered attractive rates throughout the period. During this time, we maintained positions in tender option bonds and fixed rate notes as issues we deemed attractive became available. As a result, the Fund responded well to the credit market volatility that prevailed during the first half of the reporting period.

As the period continued, assets in the master fund rose significantly. During this time, the average weekly VRDN rates varied considerably as the market was affected by the Lehman bankruptcy and multiple government interventions. Throughout the period, cash inflows and a lack of what we perceived to be very high-quality options in which to invest caused us to take defensive positions from time to time.

As a result of market conditions, the Fund made selective, limited investments in taxable overnight repurchase agreements backed by Treasury and agency securities, which benefited performance. Going forward, we will continue to search for highly liquid investments that offer minimal credit risk to the Fund.

Q.	Municipal bond insurance has been in the headlines in recent months. What is it, and how did it affect the UBS Select Tax-Free Institutional Fund?
A.	In the past, many bond issuers used bond insurance to bolster the credit quality of securities that they planned to issue, with a goal of making it easier and less expensive to access the credit markets. Bond insurance was intended to strengthen credit quality by offering protection against default by the issuer or a downgrade if the bond issuer could not meet its obligations to pay interest and principal to bondholders in a timely manner. Historically, this also served to enhance the liquidity of insured bonds because there was greater demand among investors for highly

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

rated securities. Companies whose primary line of business is to provide insurance services to one industry are called “monoline” insurers.

Prior to 2007, no major monoline insurer had ever been downgraded, or had defaulted. However, beginning in 2007, the severe weakness in the housing market and the global credit crisis caused subprime and adjustable rate mortgages and related securities to experience extreme strains. At the same time, many monoline bond insurers posted losses as the structured products they also insured appeared headed for default. As a result, several major insurers were downgraded, losing their AAA ratings from the major ratings agencies. At the end of the reporting period, only Assured Guaranty Corp., Financial Security Assurance and Berkshire Hathaway Assurance Corp. were rated AAA. We have also seen utilization of bond insurance fall precipitously. Previously, new municipal bond issuance backed by monoline insurers had been approaching 50%. Today, less than 10% of municipal bonds being issued are backed by monoline insurers.

During the reporting period, the turmoil in this portion of the market weighed heavily on the value of many municipal bonds, hurting their performance. While the Fund’s primary focus was not on insured bonds, it was negatively impacted by the issues related to monoline insurers. We expect that the market will increasingly focus on the underlying credit quality of the issuers of insured bonds.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	Overall, while the extraordinary actions by the Fed and other government initiatives to add liquidity and restore confidence have provided some relief to the credit-related issues plaguing the markets, we expect volatility to remain elevated. Given the ongoing credit crunch, the still-slowing housing market and a weakening labor market, the US economy could continue to contract in the upcoming months.

With regard to the municipal bond market, we believe that confidence in the broader capital markets must be restored in order for liquidity to improve and to again see fundamentals drive prices. In our opinion, the passage of the Emergency Economic Stabilization Act of 2008 could lay the foundation for the future health of bank balance sheets, helping to restore functionality to the short-term market.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

In our opinion, the September 2008 flight to quality from the municipal market, in which investors sold municipal bonds in favor of US Treasury securities, was likely an overreaction. We believe that it was most likely a response to the high level of market emotion that appears to have often ignored the underlying fundamentals of individual securities. We believe that the municipal market currently offers numerous compelling opportunities, as a number of high-quality securities are attractively valued.

Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy. We are confident that our investment strategy and process—focused on underlying credit research and enhanced risk management—should enable us to capitalize on opportunities for the Funds.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Special note regarding the UBS Select Tax-Free Institutional Fund:
In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders for the related master fund to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Fund’s offering documents and as believed prudent or appropriate. These taxable investments were made by the Tax-Free Master Fund for a limited period of time during the reporting period, and represented a small percentage of its portfolio.

As a result of these investments, a portion of the Fund’s yields may not be as tax advantaged as ordinary municipal money market investments. However, we think that the higher yield paid on the taxable investments should at least partially offset any lost tax advantage. Of course, we will continue to manage the Fund so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Managing Director
UBS Select Tax-Free Institutional Fund	UBS Global Asset Management
Head of the Americas	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the period from May 1, 2008 through October 31, 2008. The views and opinions in the letter were current as of December 15, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Temporary Guarantee Program for Money Market Funds
The Funds participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, each Fund paid fees as noted earlier in this report.

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund, which had approximately $50 billion in assets as of August 31, 2008.

The Program is designed to address temporary dislocations in credit markets. The Program will exist up to the close of business on April 30, 2009 but the Secretary of the Treasury can determine to extend the Program until September 18, 2009. If the Program is further extended, each fund can renew its participation and, upon payment of any additional participation fee, maintain coverage during any extension of the Program.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Temporary Guarantee Program for Money Market Funds (concluded)
The amount of any such additional fee, if the Program is extended, would be announced by the Treasury at a later date. If the Secretary chooses not to renew the Program, the Program will terminate in April 2009. Neither this shareholder report, nor any participating fund, is in any manner approved, endorsed, sponsored or authorized by the Treasury.

A few highlights of the Program to keep in mind:

•	The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on April 30, 2009, unless extended by the United States Treasury.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 to October 31, 2008.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Institutional Fund

		Ending	Expenses paid
	Beginning	account value	during period(2)	Expense ratio
	account value	October 31,	05/01/08 to	during the
	May 1, 2008	2008	10/31/08	period

Actual	$1,000.00	$1,013.30	$0.96	0.19%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.25	0.97	0.19

UBS Select Treasury Institutional Fund
		Ending	Expenses paid
	Beginning	account value	during period(2)	Expense ratio
	account value	October 31,	05/01/08 to	during the
	May 1, 2008	2008	10/31/08	period

Actual	$1,000.00	$1,007.50	$0.96	0.19%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.25	0.97	0.19

UBS Select Tax-Free Institutional Fund
		Ending	Expenses paid
	Beginning	account value	during period(2)	Expense ratio
	account value	October 31,	05/01/08 to	during the
	May 1, 2008	2008	10/31/08	period

Actual	$1,000.00	$1,010.40	$0.46	0.09%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.75	0.46	0.09

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	10/31/08	04/30/08

Seven-day current yield(1)	2.62%	2.78%

Seven-day effective yield(1)	2.65	2.82

Weighted average maturity(2)	52 days	51 days

Net assets (bln)	$9.6	$13.0

UBS Select Treasury Institutional Fund

Yields and characteristics	10/31/08	04/30/08

Seven-day current yield(1)	0.54%	1.83%

Seven-day effective yield(1)	0.55	1.84

Weighted average maturity(2)	51 days	17 days

Net assets (bln)	$7.5	$5.6

UBS Select Tax-Free Institutional Fund

Yields and characteristics	10/31/08	04/30/08

Seven-day current yield(1)	1.49%	2.19%

Seven-day effective yield(1)	1.50	2.22

Weighted average maturity(2)	40 days	23 days

Net assets (bln)	$3.0	$2.6

(1)	Yields will fluctuate, and for UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund, reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, except to the extent otherwise provided by the US Treasury’s Temporary Guarantee Program for Money Market Funds. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Select Prime Institutional Fund

Statement of assets and liabilities—October 31, 2008
(unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$9,622,225,199)	$9,622,225,199

Other assets	661,707

Total assets	9,622,886,906

Liabilities:
Dividends payable to shareholders	20,157,824

Payable to affiliates	1,344,966

Total liabilities	21,502,790

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 9,602,667,200 outstanding	9,602,667,200

Accumulated net realized loss from investment activities	(1,283,084)

Net assets	$9,601,384,116

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Statement of assets and liabilities—October 31, 2008
(unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$7,457,276,732)	$7,457,276,732

Other assets	428,971

Total assets	7,457,705,703

Liabilities:
Dividends payable to shareholders	2,095,346

Payable to affiliates	875,468

Total liabilities	2,970,814

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 7,454,385,229 outstanding	7,454,385,229

Accumulated net realized gain from investment activities	349,660

Net assets	$7,454,734,889

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Statement of assets and liabilities—October 31, 2008
(unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$2,958,915,634)	$2,958,915,634

Other assets	210,394

Total assets	2,959,126,028

Liabilities:
Dividends payable to shareholders	5,807,786

Payable to affiliates	403,878

Total liabilities	6,211,664

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 2,952,519,408 outstanding	2,952,519,164

Accumulated net realized gain from investment activities	395,200

Net assets	$2,952,914,364

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Prime Institutional Fund

Statement of operations

For the six
months ended
October 31, 2008
(unaudited)

Investment income:
Interest income allocated from Master	$172,197,924

Securities lending income allocated from Master	1,182,225

Expenses allocated from Master	(6,325,555)

Net investment income allocated from Master	167,054,594

Expenses:
Administration fees	5,028,258

US Treasury Temporary Guarantee Program Participation fees	330,853

Trustees’ fees	26,289

Net expenses	5,385,400

Net investment income	161,669,194

Net realized loss from investment activities allocated from Master	(1,356,068)

Net increase in net assets resulting from operations	$160,313,126

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Statement of operations

For the six
months ended
October 31, 2008
(unaudited)

Investment income:
Interest income allocated from Master	$42,240,897

Securities lending income allocated from Master	175,912

Expenses allocated from Master	(2,745,008)

Waivers allocated from Master	3,024

Net investment income allocated from Master	39,674,825

Expenses:
Administration fees	2,176,982

US Treasury Temporary Guarantee Program Participation fees	214,486

Trustees’ fees	17,578

2,409,046

Less: Fee waivers by administrator	(4,048)

Net expenses	2,404,998

Net investment income	37,269,827

Net realized gain from investment activities allocated from Master	2,757

Net increase in net assets resulting from operations	$37,272,584

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Statement of operations

For the six
months ended
October 31, 2008
(unaudited)

Investment income:
Interest income allocated from Master	$32,688,123

Expenses allocated from Master	(1,527,998)

Interest expense allocated from Master	(283)

Waivers allocated from Master	1,529,154

Net investment income allocated from Master	32,688,996

Expenses:
Administration fees	1,209,923

US Treasury Temporary Guarantee Program Participation fees	105,197

Trustees’ fees	11,393

Net expenses	1,326,513

Net investment income	31,362,483

Net realized gain from investment activities allocated from Master	92,067

Net increase in net assets resulting from operations	$31,454,550

See accompanying notes to financial statements

UBS Select Prime Institutional Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2008	year ended
	(unaudited)	April 30, 2008

From operations:
Net investment income	$161,669,194	$490,111,560

Net realized gain (loss) from investment activities	(1,356,068)	3,260

Net increase in net assets resulting from operations	160,313,126	490,114,820

Dividends to shareholders from:
Net investment income	(161,669,194)	(490,111,560)

Net increase (decrease) in net assets from
beneficial interest transactions	(3,366,310,227)	3,696,807,890

Net increase (decrease) in net assets	(3,367,666,295)	3,696,811,150

Net assets:
Beginning of period	12,969,050,411	9,272,239,261

End of period	$9,601,384,116	$12,969,050,411

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2008	year ended
	(unaudited)	April 30, 2008

From operations:
Net investment income	$37,269,827	$94,087,559

Net realized gains from investment activities	2,757	397,049

Net increase in net assets resulting from operations	37,272,584	94,484,608

Dividends and distributions to shareholders from:
Net investment income	(37,269,827)	(94,087,559)

Net realized gain from investment activities	—	(89,973)

Total dividends and distributions to shareholders	(37,269,827)	(94,177,532)

Net increase in net assets from beneficial
interest transactions	1,850,424,970	4,652,591,736

Net increase in net assets	1,850,427,727	4,652,898,812

Net assets:
Beginning of period	5,604,307,162	951,408,350

End of period	$7,454,734,889	$5,604,307,162

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Statement of changes in net assets

	For the six
	months ended	For the period
	October 31, 2008	August 28, 2007(1) to
	(unaudited)	April 30, 2008

From operations:
Net investment income	$31,362,483	$28,756,112

Net realized gains from investment activities	92,067	302,889

Net increase in net assets resulting
from operations	31,454,550	29,059,001

Dividends to shareholders from:
Net investment income	(31,362,483)	(28,756,112)

Net increase in net assets from beneficial
interest transactions	378,182,677	2,574,336,731

Net increase in net assets	378,274,744	2,574,639,620

Net assets:
Beginning of period	2,574,639,620	—

End of period	$2,952,914,364	$2,574,639,620

Accumulated undistributed net
investment income	$—	$—

(1) Commencement of operations.

See accompanying notes to financial statements

(This page has been left blank intentionally)

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2008
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.013

Dividends from net investment income	(0.013)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.013)

Net asset value, end of period	$1.00

Total investment return(2)	1.30%

Ratios/supplemental data:
Net assets, end of period (000’s)	$9,601,384

Expenses to average net assets	0.19	%(3),(4)

Net investment income to average net assets	2.56	%(3),(4)

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

For the years ended April 30,

2008		2007	2006	2005		2004

$1.00		$1.00	$1.00	$1.00		$1.00

0.046		0.051	0.037	0.017		0.010

(0.046)		(0.051)	(0.037)	(0.017)		(0.010)

—		—	—	(0.000	)(1)	—

(0.046)		(0.051)	(0.037)	(0.017)		(0.010)

$1.00		$1.00	$1.00	$1.00		$1.00

4.66%		5.25%	3.81%	1.72%		0.98%

$12,969,050		$9,272,239	$6,698,203	$5,934,079		$7,491,646

0.18	%(3)	0.18%	0.18%	0.18%		0.18%

4.47	%(3)	5.14%	3.76%	1.68%		0.97%

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2008
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.007

Dividends from net investment income	(0.007)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.007)

Net asset value, end of period	$1.00

Total investment return(3)	0.75%

Ratios/supplemental data:
Net assets, end of period (000’s)	$7,454,735

Expenses to average net assets, net of fee waivers by advisor/administrator	0.19	%(4),(5)

Expenses to average net assets, before fee waivers by advisor/administrator	0.19	%(4),(5)

Net investment income to average net assets	1.36	%(4),(5)

(1)	Commencement of operations.
(2)	Amount of distribution paid represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

For the years ended April 30,						For the period
						March 23, 2004(1) to
2008		2007		2006	2005	April 30, 2004

$1.00		$1.00		$1.00	$1.00	$1.00

0.038		0.050		0.036	0.016	0.001

(0.038)		(0.050)		(0.036)	(0.016)	(0.001)

(0.000	)(2)	(0.000	)(2)	—	—	—

(0.038)		(0.050)		(0.036)	(0.016)	(0.001)

$1.00		$1.00		$1.00	$1.00	$1.00

3.85%		5.11%		3.65%	1.61%	0.08%

$5,604,307		$951,408		$580,162	$461,046	$385,536

0.18	%(4)	0.18%		0.18%	0.18%	0.18	%(5)

—%		—%		—%	—%	—%

3.14	%(4)	5.02%		3.59%	1.63%	0.78	%(5)

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended		For the period
	October 31, 2008		August 28, 2007(1) to
	(unaudited)		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.010		0.019

Dividends from net investment income	(0.010)		(0.019)

Net asset value, end of period	$1.00		$1.00

Total investment return(2)	1.04%		1.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,952,914		$2,574,640

Expenses to average net assets, net of fee
waivers by advisor/administrator	0.09	%(3),(4)	0.08	%(3),(4)

Expenses to average net assets, before fee
waivers by advisor/administrator	0.19	%(3),(4)	0.18	%(3),(4)

Net investment income to average net assets	2.05	%(3),(4)	2.61	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series: the Funds, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in the Prime Master Fund and the Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the Securities and Exchange Commission under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

(also a “Master Fund”). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (89.37% for Prime Institutional Fund, 73.50% for Treasury Institutional Fund and 92.56% for Tax-Free Institutional Fund at October 31, 2008). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations,

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and/or administrator
Effective August 28, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2008, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $1,344,966, $879,516 and $403,878, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets.

Prior to August 28, 2007, UBS Global AM received a fee of 0.18% of the average daily net assets of each of Prime Institutional Fund and Treasury Institutional Fund for its investment advisory and administrative services under superseded agreements, prior to conversion of those Funds to feeder funds on such date.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

UBS Global AM has voluntarily agreed to waive a portion of its fee for administration services to the UBS Select Treasury Institutional Fund. At October 31, 2008, UBS Global AM owed the Fund $4,048 for fee waivers. For the six months ended October 31, 2008, UBS Global AM voluntarily waived $4,048.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions will be determined at the end of the Funds’ fiscal year ending April 30, 2009.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after each Fund’s fiscal year ending April 30, 2009.

For the period ended October 31, 2008, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
Prime Institutional Fund	October 31, 2008	April 30, 2008

Shares sold	33,723,109,517	91,253,470,870

Shares repurchased	(37,233,752,318)	(87,990,379,235)

Dividends reinvested	144,332,574	433,716,255

Net increase (decrease) in shares outstanding	(3,366,310,227)	3,696,807,890

	For the six	For the
	months ended	year ended
Treasury Institutional Fund	October 31, 2008	April 30, 2008

Shares sold	15,223,085,947	17,079,386,764

Shares repurchased	(13,413,348,426)	(12,507,639,830)

Dividends reinvested	40,687,449	80,844,802

Net increase in shares outstanding	1,850,424,970	4,652,591,736

	For the six	For the
	months ended	year ended
Tax-Free Institutional Fund*	October 31, 2008	April 30, 2008

Shares sold	6,555,481,391	8,753,386,879

Shares repurchased	(6,202,559,778)	(6,201,813,653)

Dividends reinvested	25,261,064	22,763,505

Net increase in shares outstanding	378,182,677	2,574,336,731

* The Fund commenced operations on August 28, 2007.

US Treasury Temporary Guarantee Program for US Money Market Funds
Each Fund participates in the US Treasury Department Temporary Guarantee Program for US Money Market Funds. The program covers shareholders of mutual funds as of the close of business on September 19, 2008. The program originally was set to expire on December 18, 2008, but has been extended until April 30, 2009. Each Fund bears the cost of

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

participating in this program, as this is not an expense borne by a Fund’s advisor. Each Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. Subsequent to the close of the fiscal reporting period, the program was extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
UBS Select Treasury Institutional Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2008 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2009.

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US government agency obligations—26.06%

Federal Farm Credit Bank
1.030%, due 11/21/08(1)	$94,500,000	$94,499,490

Federal Home Loan Bank
0.855%, due 11/03/08(1)	175,000,000	175,000,000

1.110%, due 11/15/08(1)	90,000,000	90,000,000

2.687%, due 11/18/08(1)	220,000,000	220,000,000

2.599%, due 11/19/08(1)	173,000,000	173,000,000

3.199%, due 11/27/08(1)	350,000,000	350,000,000

2.817%, due 12/10/08(1)	95,000,000	95,000,000

2.400%, due 01/02/09(2)	100,000,000	99,586,667

2.340%, due 04/07/09(2)	102,000,000	100,959,090

2.100%, due 04/09/09(2)	145,000,000	143,655,125

2.500%, due 04/14/09(2)	53,850,000	53,236,708

2.400%, due 05/13/09	140,000,000	139,986,305

2.820%, due 07/10/09	120,000,000	120,000,000

Federal Home Loan Mortgage Corp.*
4.364%, due 11/17/08(1)	32,500,000	32,490,930

2.650%, due 03/10/09(2)	75,000,000	74,287,813

2.800%, due 04/06/09(2)	125,000,000	123,483,333

2.750%, due 04/07/09(2)	125,000,000	123,500,868

2.625%, due 06/12/09	130,000,000	130,000,000

Federal National Mortgage Association*
0.540%, due 11/03/08(1)	200,000,000	200,000,000

3.356%, due 01/28/09(1)	167,500,000	167,464,913

1.840%, due 04/08/09(2)	100,000,000	99,192,444

Total US government agency obligations (cost—$2,805,343,686)		2,805,343,686

Bank notes—4.59%

Banking-non-US—0.79%
Bank of Scotland PLC
3.790%, due 11/03/08(1),(3)	85,000,000	85,000,000

Banking-US—3.80%
US Bank N.A.
2.960%, due 03/10/09	138,000,000	137,997,555

Wachovia Bank N.A. (Charlotte)
4.418%, due 01/05/09(1)	125,000,000	125,000,000

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Bank notes—(concluded)

Banking-US—(concluded)
Wells Fargo Bank N.A.
4.338%, due 11/19/08(1)	$146,500,000	$146,500,000

		409,497,555

Total bank notes (cost—$494,497,555)		494,497,555

Time deposit—1.67%

Banking-non-US—1.67%
KBC Bank NV, Cayman Islands
0.125%, due 11/03/08 (cost—$180,000,000)	180,000,000	180,000,000

Certificates of deposit—12.36%

Banking-non-US—10.54%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	98,500,000	98,500,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.810%, due 11/19/08	125,000,000	125,000,000

Barclays Bank PLC
3.020%, due 02/23/09	140,000,000	140,000,000

BNP Paribas
3.180%, due 08/24/09	75,000,000	75,000,000

Calyon N.A., Inc.
3.140%, due 02/20/09	48,700,000	48,702,916

3.170%, due 06/02/09	120,000,000	120,000,000

Deutsche Bank AG
3.414%, due 12/22/08(1)	125,000,000	125,000,000

Norinchukin Bank Ltd.
2.790%, due 11/13/08	150,000,000	150,000,000

Royal Bank of Scotland
2.850%, due 11/06/08	126,000,000	126,000,000

Svenska Handelsbanken
5.139%, due 01/13/09(1)	127,000,000	127,000,000

		1,135,202,916

Banking-US—1.82%
Citibank N.A.
3.300%, due 01/22/09	97,750,000	97,750,000

State Street Bank & Trust Co.
3.750%, due 01/20/09	97,750,000	97,750,000

		195,500,000

Total certificates of deposit (cost—$1,330,702,916)		1,330,702,916

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—31.68%

Asset backed-banking—0.92%
Atlantis One Funding
4.000%, due 12/04/08	$100,000,000	$99,633,333

Asset backed-miscellaneous—22.15%
Amsterdam Funding Corp.
3.900%, due 12/05/08	199,700,000	198,964,438

Atlantic Asset Securitization LLC
4.050%, due 11/06/08	170,000,000	169,904,375

4.000%, due 11/19/08	65,000,000	64,870,000

Barton Capital LLC
4.000%, due 11/04/08	125,000,000	124,958,333

Bryant Park Funding LLC
4.000%, due 11/03/08	80,298,000	80,280,156

4.250%, due 11/12/08	44,000,000	43,942,861

2.750%, due 12/02/08	75,000,000	74,822,396

Chariot Funding LLC
2.650%, due 11/14/08	63,357,000	63,296,371

2.650%, due 11/17/08	45,208,000	45,154,755

2.750%, due 11/18/08	50,000,000	49,935,069

2.650%, due 11/20/08	44,477,000	44,414,794

Falcon Asset Securitization Corp.
4.000%, due 11/14/08	131,000,000	130,810,778

2.650%, due 11/24/08	44,000,000	43,925,506

Jupiter Securitization Co. LLC
2.650%, due 11/24/08	86,000,000	85,854,397

Kitty Hawk Funding Corp.
4.150%, due 01/12/09	100,000,000	99,170,000

Old Line Funding Corp.
4.400%, due 01/09/09	65,000,000	64,451,833

Regency Markets No.1 LLC
2.900%, due 11/17/08	47,760,000	47,698,443

2.800%, due 12/04/08	132,300,000	131,960,430

Sheffield Receivables Corp.
3.850%, due 11/18/08	125,000,000	124,772,743

4.100%, due 12/04/08	75,000,000	74,718,125

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(concluded)

Asset backed-miscellaneous—(concluded)
Thunderbay Funding
4.200%, due 11/17/08	$50,000,000	$49,906,667

4.500%, due 01/08/09	75,000,000	74,362,500

4.400%, due 01/09/09	75,000,000	74,367,500

Variable Funding Capital Corp.
2.800%, due 12/04/08	100,000,000	99,743,333

Windmill Funding Corp.
3.900%, due 12/05/08	130,700,000	130,218,588

4.150%, due 01/08/09	50,000,000	49,608,056

Yorktown Capital LLC
4.000%, due 12/08/08	47,026,000	46,832,671

3.450%, due 01/23/09	96,655,000	95,886,190

		2,384,831,308

Automobile OEM—0.77%
American Honda Finance Corp.
2.350%, due 12/08/08	43,000,000	42,896,143

2.350%, due 12/09/08	40,000,000	39,900,778

		82,796,921

Banking-US—3.67%
Dexia Delaware LLC
0.740%, due 11/03/08	200,000,000	199,991,778

ING (US) Funding LLC
2.720%, due 11/04/08	95,000,000	94,978,467

Societe Generale N.A., Inc.
2.780%, due 11/14/08	100,000,000	99,899,611

		394,869,856

Brokerage—1.86%
Greenwich Capital Holdings, Inc.
0.500%, due 11/03/08	200,000,000	199,994,444

Consumer products-non durables—1.39%
Procter & Gamble International Funding SCA
1.850%, due 11/19/08	150,000,000	149,861,250

Telecom-wirelines—0.92%
AT&T, Inc.
1.600%, due 12/02/08	99,000,000	98,863,600

Total commercial paper (cost—$3,410,850,712)		3,410,850,712

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US master note—3.25%

Brokerage—3.25%
Banc of America Securities LLC
0.500%, due 11/03/08(1),(4)
(cost—$350,000,000)	$350,000,000	$350,000,000

Funding agreement—2.42%

Insurance-life—2.42%
Metropolitan Life Insurance Co. of CT
4.283%, due 11/04/08(1),(5)
(cost—$260,000,000)	260,000,000	260,000,000

Short-term corporate obligations—13.02%

Automobile OEM—0.62%
American Honda Finance Corp.
2.910%, due 11/20/08(1),(3)	67,000,000	67,014,948

Banking-non-US—8.48%
ANZ National International Ltd.
3.037%, due 12/10/08(1),(3)	122,000,000	122,000,000

BNP Paribas
3.014%, due 11/13/08(1)	60,000,000	60,000,000

ING Bank NV
3.132%, due 11/24/08(1),(3)	140,000,000	140,000,000

Lloyds TSB Group PLC
3.102%, due 11/07/08(1),(3)	150,000,000	150,000,000

National Australia Bank Ltd.
3.025%, due 12/08/08(1),(3)	54,000,000	54,000,000

Nordea Bank AB
3.891%, due 01/26/09(1),(3)	167,000,000	167,000,000

Rabobank Nederland
2.9925%, due 11/10/08(1),(3)	75,000,000	75,000,000

Westpac Banking Corp.
2.700%, due 04/09/09(3)	145,000,000	145,000,000

		913,000,000

Banking-US—0.93%
HSBC Bank USA, Inc.
5.219%, due 01/14/09(1)	100,000,000	100,000,000

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Finance-captive automotive—2.99%
Toyota Motor Credit Corp.
0.800%, due 11/03/08(1)	$140,000,000	$140,000,000

1.270%, due 01/03/09(1)	87,250,000	87,250,000

1.320%, due 11/10/08(1)	95,000,000	95,000,000

		322,250,000

Total short-term corporate obligations (cost—$1,402,264,948)		1,402,264,948

Repurchase agreements—4.68%

Repurchase agreement dated 10/31/08 with
Barclays Bank PLC, 0.200% due 11/03/08,
collateralized by $81,750,000 Federal Home Loan Bank
obligations, 5.375% due 09/30/22, and $170,598,000
Federal Home Loan Mortgage Corp. obligations, 4.125%
due 02/24/11 to 12/21/12; (value—$255,000,506);
proceeds: $250,004,167	250,000,000	250,000,000

Repurchase agreement dated 10/31/08 with
Deutsche Bank Securities, Inc., 0.200% due 11/03/08,
collateralized by $124,235,000 Federal Home Loan Bank
obligations, 4.300% to 5.375% due 11/28/11 to 09/30/22,
$70,000,000 Federal Home Loan Mortgage Corp. obligations,
2.550% due 05/13/09, and $61,710,000 Federal National
Mortgage Association obligations, 4.950% to 5.750%
due 02/13/18 to 04/19/35; (value—$255,000,622);
proceeds: $250,004,167	250,000,000	250,000,000

Repurchase agreement dated 10/31/08 with
State Street Bank & Trust Co., 0.010% due 11/03/08,
collateralized by $4,094,198 US Treasury Bills,
zero coupon due 12/26/08; (value—$4,073,727);
proceeds: $3,990,003	3,990,000	3,990,000

Total repurchase agreements (cost—$503,990,000)		503,990,000

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Number of
	shares	Value

Money market funds(6)—0.00%

BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	33	$33

UBS Private Money Market Fund LLC,(7)
1.669%	165	165

Total money market funds (cost—$198)		198

Total investments (cost—$10,737,650,015 which
approximates cost for federal income tax purposes)—99.73%		10,737,650,015

Other assets in excess of liabilities—0.27%		29,071,269

Net assets—100.00%		$10,766,721,284

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by these organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2008 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.33% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.25% of net assets, is considered liquid and restricted as of October 31, 2008.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	Value at	of net
security	date(8)	cost	assets	10/31/08	assets

Banc of America
Securities LLC,
0.500%, 11/03/08	10/31/08	$350,000,000	3.25%	$350,000,000	3.25%

(5)	The security detailed in the table below, which represents 2.42% of net assets, is considered illiquid and restricted as of October 31, 2008.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	Value at	of net
security	date(8)	cost	assets	10/31/08	assets

Metropolitan Life
Insurance Co. of CT.,
4.283%, 11/04/08	10/01/08	$260,000,000	2.42%	$260,000,000	2.42%

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

(6)	Rates shown reflect yield at October 31, 2008.
(7)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/08	10/31/08	10/31/08	10/31/08	10/31/08

UBS Private
Money Market
Fund LLC	$234,656,346	$1,932,235,354	$2,166,891,535	$165	$456,922

(8)	Acquisition dates represent most recent reset dates on variable rate securities.
OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments

United States	73.6%

United Kingdom	7.4

Japan	5.6

France	2.8

Sweden	2.7

Netherlands	2.0

Australia	1.9

Belgium	1.7

Germany	1.2

New Zealand	1.1

Total	100%

Weighted average maturity—52 days

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US government obligations—48.46%

US Cash Management Bills
1.110%, due 04/29/09(1)	$250,000,000	$248,620,208

1.430%, due 06/24/09(1)	150,000,000	148,599,792

US Treasury Bills
0.400%, due 11/28/08(1)	250,000,000	249,925,000

1.940%, due 11/28/08(1)	110,000,000	109,839,950

0.100%, due 12/04/08(1)	41,000,000	40,996,242

0.440%, due 12/04/08(1)	250,000,000	249,899,167

0.550%, due 12/11/08(1)	250,000,000	249,847,222

0.700%, due 12/11/08(1)	500,000,000	499,611,111

0.230%, due 12/18/08(1)	32,000,000	31,990,391

0.250%, due 12/18/08(1)	75,000	74,975

0.300%, due 12/18/08(1)	200,000,000	199,921,667

1.960%, due 12/18/08(1)	140,000,000	139,641,755

2.205%, due 12/26/08(1)	100,000,000	99,663,125

1.560%, due 01/08/09(1)	200,000,000	199,410,667

0.740%, due 01/15/09(1)	500,000,000	499,229,167

0.749%, due 01/15/09(1)	250,000,000	249,609,635

0.990%, due 01/22/09(1)	150,000,000	149,661,750

1.100%, due 01/22/09(1)	50,000,000	49,874,722

1.180%, due 01/29/09(1)	150,000,000	149,562,417

1.070%, due 02/26/09(1)	100,000,000	99,652,250

1.274%, due 03/05/09(1)	150,000,000	149,341,508

1.050%, due 03/19/09(1)	100,000,000	99,597,500

1.380%, due 03/26/09(1)	85,000,000	84,527,542

1.665%, due 03/26/09(1)	100,000,000	99,329,375

1.019%, due 04/09/09(1)	500,000,000	497,748,604

1.640%, due 07/02/09(1)	100,000,000	98,893,000

1.470%, due 08/27/09(1)	125,000,000	123,473,854

1.940%, due 09/24/09(1)	100,000,000	98,237,379

Total US government obligations (cost—$4,916,779,975)		4,916,779,975

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreements—51.55%

Repurchase agreement dated 10/31/08 with Banc of
America, 0.100% due 11/03/08, collateralized by
$847,261,400 US Treasury Notes, 4.750% to 6.500%
due 02/28/09 to 02/15/10; (value—$867,000,014);
proceeds: $850,007,083	$850,000,000	$850,000,000

Repurchase agreement dated 10/31/08 with Barclays
Bank PLC, 0.150% due 11/03/08, collateralized
by $84,534,800 US Treasury Bonds, 5.250%
due 02/15/29, $1,091,773,000 US Treasury Bonds
Principal Strips, 8.000% due 11/15/21 and
$641,153,100 US Treasury Notes, 3.875% to 4.500%
due 05/15/17 to 05/15/18; (value—$1,326,000,027);
proceeds: $1,300,016,250	1,300,000,000	1,300,000,000

Repurchase agreement dated 10/31/08 with Deutsche
Bank, 0.100% due 11/03/08, collateralized
by $202,165,225 US Treasury Bills, zero coupon
due 01/15/09, $270,629,443 US Treasury Bonds,
7.250% to 11.750% due 11/15/14 to 03/15/22,
$182,109,082 US Treasury Inflation Index Bonds
1.750% due 01/15/28, $344,564,526 US Treasury
Inflation Index Notes, 2.000% due 01/15/16 and
$228,798,481 US Treasury Notes 4.875% due
07/31/11; (value—$1,306,212,058);
proceeds: $1,280,610,672	1,280,600,000	1,280,600,000

Repurchase agreement dated 10/31/08 with Deutsche
Bank, 0.200% due 11/03/08, collateralized
by $47,360,275 US Treasury Bills, zero coupon
due 01/15/09, $63,399,057 US Treasury Bonds,
7.250% to 11.750% due 11/15/14 to 08/15/22,
$42,661,818 US Treasury Inflation Index Bonds
1.750% due 01/15/28, $80,719,474 US Treasury
Inflation Index Notes, 2.000% due 01/15/16 and
$53,599,519 US Treasury Notes 4.875% due
07/31/11; (value—$306,000,014);
proceeds: $300,005,000	300,000,000	300,000,000

Repurchase agreement dated 10/31/08 with Merrill
Lynch & Co., 0.100% due 11/03/08, collateralized
by $462,091,000 US Treasury Bonds, 6.000% to
12.500% due 08/15/14 to 08/15/26 and $238,304,000
US Treasury Notes, 3.125% to 4.500% due
04/15/09 to 8/15/15; (value—$816,002,801);
proceeds: $800,006,667	800,000,000	800,000,000

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/08 with Morgan
Stanley & Co., 0.100% due 11/03/08, collateralized
by $68,002,000 US Treasury Bond Interest Strips, zero
coupon due 11/15/18 to 11/15/19 and $1,685,316,000
US Treasury Bond Principal Strips, 4.500% to 8.000%
due 11/15/21 to 02/15/37; (value—$714,000,302);
proceeds: $700,005,833	$700,000,000	$700,000,000

Repurchase agreement dated 10/31/08 with
State Street Bank & Trust Co., 0.010% due 11/03/08,
collateralized by $70,802 US Treasury Bills,
zero coupon due 12/26/08; (value—$70,448);
proceeds: $69,000	69,000	69,000

Total repurchase agreements (cost—$5,230,669,000)		5,230,669,000

Total investments (cost—$10,147,448,975 which approximates
cost for federal income tax purposes)—100.01%		10,147,448,975

Liabilities in excess of other assets—(0.01)%		(1,375,677)

Net assets—100.00%		$10,146,073,298

(1)	Interest rate shown is the discount rate at date of purchase.

Weighted average maturity—51 days

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—78.40%

Alabama—0.78%
Jefferson County Sewer Revenue (Capital Improvement Warrants),
Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.375%, due 02/01/09	$2,565,000	$2,677,479

5.750%, due 02/01/09	2,125,000	2,151,764

Montgomery Industrial Development Board Pollution Control &
Solid Waste District Refunding (General Electric Co. Project),
0.800%, VRD	20,000,000	20,000,000

		24,829,243

Alaska—2.53%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
0.800%, VRD	6,350,000	6,350,000

Series A,
1.150%, VRD	8,500,000	8,500,000

Series B,
1.150%, VRD	25,000,000	25,000,000

Series C,
1.150%, VRD	31,580,000	31,580,000

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
Series A,
0.800%, VRD	1,100,000	1,100,000

Series B,
0.800%, VRD	8,200,000	8,200,000

		80,730,000

Arizona—0.63%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
1.800%, VRD	6,500,000	6,500,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
1.650%, VRD	3,750,000	3,750,000

1.750%, VRD	9,700,000	9,700,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
1.650%, VRD	300,000	300,000

		20,250,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

California—2.56%
California Department of Water Resources Power Supply Revenue,
Series C-9,
1.250%, VRD	$20,100,000	$20,100,000

Oakland-Alameda County Coliseum Authority Lease Revenue
Refunding (Coliseum Project),
Series C-1,
1.800%, VRD	20,513,000	20,513,000

Sacramento Municipal Utility District Electric Revenue Refunding,
Subseries K,
1.400%, VRD	18,600,000	18,600,000

South Placer Wastewater Authority Wastewater Revenue
Refunding,
Series B,
1.250%, VRD	22,500,000	22,500,000

		81,713,000

Colorado—1.11%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
2.270%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
1.250%, VRD	1,500,000	1,500,000

Series A-4,
1.250%, VRD	500,000	500,000

Series A-5,
1.250%, VRD	2,600,000	2,600,000

Series A-8,
1.250%, VRD	1,075,000	1,075,000

Series A-11,
1.250%, VRD	1,250,000	1,250,000

Series C-6,
1.250%, VRD	5,400,000	5,400,000

Colorado Educational & Cultural Facilities Revenue
(Nature Conservancy),
Series A,
1.500%, VRD	11,100,000	11,100,000

		35,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Connecticut—0.71%
Connecticut State Health & Educational Facilities Authority
Revenue (Wesleyan University),
Series D,
1.350%, VRD	$7,000,000	$7,000,000

Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series V-1,
0.700%, VRD	4,100,000	4,100,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
1.700%, VRD	1,600,000	1,600,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
2.320%, VRD(1),(2)	9,925,000	9,925,000

		22,625,000

Delaware—0.52%
Delaware Economic Development Authority Revenue
(Hospital Billing),
Series C,
2.000%, VRD	4,950,000	4,950,000

Delaware State,
Series C,
5.000%, due 07/01/09	6,750,000	6,892,158

Wilmington Revenue (Salesianum School Project),
1.930%, VRD	4,900,000	4,900,000

		16,742,158

District of Columbia—0.53%
District of Columbia Revenue (Pooled Loan Program),
Series A,
1.500%, VRD	7,195,000	7,195,000

District of Columbia,
Series C,
1.800%, VRD	9,640,000	9,640,000

		16,835,000

Florida—0.67%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2, (Pre-refunded
with US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,142,110

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Jacksonville Health Facilities Authority Hospital Revenue
(Baptist Medical Center Project),
Series B,
1.250%, VRD	$1,000,000	$1,000,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist Medical Center Project),
Series C, (FSA Insured),
0.800%, VRD	4,365,000	4,365,000

JEA Electric System Revenue,
Series Three C-4,
1.400%, VRD	8,185,000	8,185,000

Pinellas County Educational Facilities Authority Revenue
Refunding (Barry University Project),
1.500%, VRD	4,800,000	4,800,000

		21,492,110

Georgia—3.78%
Atlanta Water & Wastewater Revenue,
2.300%, VRD	30,000,000	30,000,000

De Kalb County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.000%, VRD	3,675,000	3,675,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
2.570%, VRD(1),(2)	9,750,000	9,750,000

Fulton County Development Authority Revenue
(Children’s Healthcare),
1.800%, VRD	14,000,000	14,000,000

Fulton County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.000%, VRD	14,740,000	14,740,000

Gainesville & Hall County Hospital Authority Revenue
Anticipation Certificates,
Series E,
1.750%, VRD	8,300,000	8,300,000

Series F,
1.750%, VRD	8,300,000	8,300,000

Glynn County Schools Sales Tax,
5.000%, due 11/01/08	4,300,000	4,300,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Metropolitan Atlanta Rapid Transit Authority of Georgia
Sales Tax Revenue,
Series A,
2.500%, VRD	$16,700,000	$16,700,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series A, (Mandatory Put 07/07/09 @100),
1.750%, due 07/07/09	8,000,000	8,000,000

Series C5,
1.800%, VRD	3,000,000	3,000,000

		120,765,000

Idaho—0.46%
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	14,500,000	14,620,387

Illinois—3.48%
Chicago (JP Morgan PUTTERs, Series 3091),
1.830%, VRD(1),(2)	5,000,000	5,000,000

Chicago Metropolitan Water Reclamation District-Greater
Chicago (Citigroup ROCS, Series RR-II-R-11283),
1.850%, VRD(1),(2)	3,000,000	3,000,000

Chicago O’Hare International Revenue (Third Lien),
Series C,
1.750%, VRD	15,000,000	15,000,000

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
1.250%, VRD	12,000,000	12,000,000

Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	5,200,000	5,254,586

Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
1.200%, VRD	2,000,000	2,000,000

Illinois Development Finance Authority Revenue
(St. Vincent De Paul Project),
Series A,
1.000%, VRD	4,360,000	4,360,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
1.600%, VRD	$21,990,000	$21,990,000

Illinois Finance Authority Revenue (Advocate Health Care),
Series A-3, (Mandatory Put 04/01/09 @ 100),
1.900%, due 04/01/09	5,665,000	5,665,000

Subseries C2A,
1.440%, VRD	12,500,000	12,500,000

Illinois Finance Authority Revenue (Northwestern
Community Hospital),
Series B,
1.400%, VRD	5,700,000	5,700,000

Illinois Finance Authority Revenue (Northwestern
Memorial Hospital),
Series B-2,
1.250%, VRD	8,100,000	8,100,000

Illinois State (Citigroup ROCS, Series RR-II-R-11295),
1.850%, VRD(1),(2)	4,190,000	4,190,000

Illinois State Sales Tax Revenue (JP Morgan PUTTERs,
Series 445) (FGIC Insured),
2.320%, VRD(1),(2)	6,490,000	6,490,000

		111,249,586

Indiana—1.80%
Bartholomew Consolidated School Corp. Tax Anticipation Warrants,
3.250%, due 12/31/08	4,950,000	4,960,040

Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
2.270%, VRD(1),(2)	4,690,000	4,690,000

Indianapolis Local Public Improvement Bond Bank
(Limited Recourse Notes),
Series F,
4.000%, due 01/12/09	6,250,000	6,260,111

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
1.150%, VRD	11,400,000	11,400,000

Series CR-E-3,
1.100%, VRD	16,600,000	16,600,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Saint Joseph County Industrial Educational Facilities Revenue
(University of Notre Dame Du Lac Project),
1.250%, VRD	$13,725,000	$13,725,000

		57,635,151

Iowa—0.99%
Hills Health Facilities Revenue (Mercy Hospital Project),
1.480%, VRD	12,245,000	12,245,000

Iowa Higher Education Loan Authority Revenue
(Private College, Des Moines),
1.480%, VRD	9,630,000	9,630,000

Iowa Higher Education Loan Authority Revenue Refunding
(Private College, Des Moines Project),
1.480%, VRD	9,780,000	9,780,000

		31,655,000

Kentucky—1.32%
Christian County Association of County’s Leasing Trust
Lease Program,
Series A,
1.200%, VRD	2,000,000	2,000,000

Kentucky Asset Liability Commission General Fund Revenue
Tax & Revenue Anticipation Notes,
Series A,
3.000%, due 06/25/09	13,000,000	13,100,757

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
2.250%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
1.200%, VRD	15,000,000	15,000,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
1.850%, VRD	5,000,000	5,000,000

		42,100,757

Maine—0.28%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
2.270%, VRD(1),(2)	2,995,000	2,995,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Maine—(concluded)
Maine Municipal Bond Bank Refunding,
Series A,
5.000%, due 11/01/08	$6,000,000	$6,000,000

		8,995,000

Maryland—2.06%
Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
1.200%, VRD	14,000,000	14,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.800%, VRD	14,765,000	14,765,000

Maryland Health & Higher Educational Facilities Authority
Revenue (University of Maryland Medical Systems),
Series C,
1.580%, VRD	5,000,000	5,000,000

Montgomery County Bond Anticipation Notes
(Public Improvement),
Series B,
1.900%, VRD	10,100,000	10,100,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
2.000%, VRD	14,615,000	14,615,000

Series A-7,
2.000%, VRD	7,500,000	7,500,000

		65,980,000

Massachusetts—7.34%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	12,149,000	12,235,882

Massachusetts (Central Artery),
Series A,
1.150%, VRD	10,000,000	10,000,000

Series B,
1.150%, VRD	800,000	800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(continued)
Massachusetts Development Finance Agency
Revenue (Boston University),
Series U-3,
1.200%, VRD	$5,560,000	$5,560,000

Series U-6B,
1.090%, VRD	7,000,000	7,000,000

Series U-6E,
1.500%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
1.250%, VRD	4,500,000	4,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
1.760%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Harvard University),
Series GG-1,
1.000%, VRD	12,000,000	12,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Museum of Fine Arts),
Series A2,
1.050%, VRD	8,700,000	8,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Northeastern University),
Series T-1, (Mandatory Put 05/14/09 @ 100),
2.250%, due 05/14/09	11,700,000	11,700,000

Series T-3, (Mandatory Put 06/11/09 @ 100),
2.250%, due 06/11/09	7,700,000	7,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series D-1,
0.900%, VRD	19,500,000	19,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
1.450%, VRD	11,000,000	11,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Tufts University),
Series G,
1.550%, VRD	$20,500,000	$20,500,000

Series N-1,
1.500%, VRD	21,000,000	21,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series G,
0.700%, VRD	1,700,000	1,700,000

Massachusetts Revenue Anticipation Notes,
Series B,
4.000%, due 04/30/09	15,000,000	15,131,455

Series C,
4.000%, due 05/29/09	4,000,000	4,040,658

Massachusetts State Refunding,
Series A,
1.450%, VRD	30,000,000	30,000,000

Series B,
1.750%, VRD	8,000,000	8,000,000

		234,567,995

Michigan—2.59%
Kent Hospital Finance Authority Revenue Refunding
(Spectrum Health),
Series B-2,
1.750%, VRD	25,000,000	25,000,000

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B,
1.100%, VRD	9,800,000	9,800,000

Series B-2,
1.100%, VRD	4,000,000	4,000,000

Series B-4,
1.100%, VRD	10,500,000	10,500,000

Series B-6,
1.100%, VRD	10,000,000	10,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
Michigan State Hospital Finance Authority Revenue Refunding
(Mclaren Health Care),
Series B,
1.450%, VRD	$17,050,000	$17,050,000

Oakland County Economic Development Corp. Ltd. Obligation
Revenue (Pontiac Vision Schools Project),
1.500%, VRD	6,545,000	6,545,000

		82,895,000

Minnesota—1.18%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
1.650%, VRD	1,640,000	1,640,000

Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Systems (Allina Health),
Series C-1,
1.200%, VRD	7,400,000	7,400,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
1.550%, VRD	6,250,000	6,250,000

Series D, (Mandatory Put 03/30/09 @ 100),
1.680%, due 03/30/09	10,000,000	10,000,000

Rochester Health Care Facilities Revenue (Mayo Foundation),
Series B,
1.250%, VRD	5,000,000	5,000,000

University of Minnesota Refunding,
Series A,
1.250%, VRD	7,400,000	7,400,000

		37,690,000

Mississippi—0.43%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series B,
0.750%, VRD	4,500,000	4,500,000

Series C,
0.700%, VRD	9,200,000	9,200,000

		13,700,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Missouri—4.16%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.900%, VRD	$4,700,000	$4,700,000

Missouri Development Finance Board Cultural Facilities
Revenue (Kauffman Center Performing Arts),
Series A,
0.750%, VRD	8,200,000	8,200,000

Missouri Health & Educational Facilities Authority
Revenue (Ascension Health), Series C-2, (Mandatory
Put 03/30/09 @ 100),
1.750%, due 03/03/09	17,500,000	17,500,000

Missouri Health & Educational Facilities Authority
Revenue (Washington University),
Series B,
1.450%, VRD	13,095,000	13,095,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series A-1,
1.200%, VRD	6,200,000	6,200,000

Series A-2,
1.200%, VRD	13,065,000	13,065,000

Series C,
1.250%, VRD	4,700,000	4,700,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series E,
1.250%, VRD	30,000,000	30,000,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (St. Francis Medical Center),
Series A,
1.480%, VRD	6,570,000	6,570,000

University of Missouri Revenue (System Facilities),
Series A,
1.200%, VRD	23,800,000	23,800,000

Series B,
1.200%, VRD	5,100,000	5,100,000

		132,930,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Montana—0.69%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
1.150%, VRD	$17,500,000	$17,500,000

Montana Facility Finance Authority Revenue (Sisters of Charity),
Series A,
1.250%, VRD	1,800,000	1,800,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
1.760%, VRD	2,900,000	2,900,000

		22,200,000

Nebraska—0.76%
Lancaster County Hospital Authority Health Facilities Revenue
(Immanuel Health System),
Series A,
1.200%, VRD	9,280,000	9,280,000

Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
1.450%, VRD	10,000,000	10,000,000

Sarpy County Hospital Authority No.1 Health Facilities Revenue
(Immanuel Health Systems),
Series B,
1.200%, VRD	5,050,000	5,050,000

		24,330,000

Nevada—0.47%
Clark County (Citigroup ROCS, Series RR-II R-11507),
1.850%, VRD(1),(2)	2,800,000	2,800,000

Clark County (JP Morgan PUTTERs, Series 3079),
1.830%, VRD(1),(2)	3,400,000	3,400,000

Las Vegas Valley Water District (Water Improvement),
Series B,
1.350%, VRD	8,900,000	8,900,000

		15,100,000

New Hampshire—0.39%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
1.600%, VRD	5,920,000	5,920,000

Series A,
0.450%, VRD	5,200,000	5,200,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—(concluded)
New Hampshire Health & Educational Facilities Authority
Revenue (Exeter Hospital Obligor Group),
Series B,
1.800%, VRD	$1,335,000	$1,335,000

		12,455,000

New Mexico—0.94%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	8,000,000	8,065,922

Hurley Pollution Control Revenue Updates (Kennecott Santa Fe),
1.150%, VRD	11,200,000	11,200,000

New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
1.500%, VRD	10,700,000	10,700,000

		29,965,922

New York—1.52%
New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
1.840%, VRD(1),(2)	4,785,000	4,785,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3-E,
1.150%, VRD	10,940,000	10,940,000

Series 3, Subseries 3-F,
1.150%, VRD	3,700,000	3,700,000

New York,
Subseries J-5,
1.200%, VRD	29,300,000	29,300,000

		48,725,000

North Carolina—3.87%
Charlotte Water & Sewer System Revenue,
Series B,
2.750%, VRD	30,000,000	30,000,000

Mecklenburg County Certificates of Participation,
Series A,
1.250%, VRD	23,490,000	23,490,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Mecklenburg County,
Series B,
2.800%, VRD	$7,270,000	$7,270,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Warren Wilson College),
1.500%, VRD	8,500,000	8,500,000

North Carolina (Public Improvement),
Series G,
2.000%, VRD	18,545,000	18,545,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.800%, VRD	23,985,000	23,985,000

University of North Carolina Revenues (Citigroup ROCS,
Series RR-II-R-11292),
1.850%, VRD(1),(2)	3,085,000	3,085,000

Wake County (School),
Series B,
1.770%, VRD	6,390,000	6,390,000

Wake County,
Series B,
2.800%, VRD	2,300,000	2,300,000

		123,565,000

Ohio—4.29%
Columbus (Citigroup ROCS, Series RR-II-R-11293),
1.850%, VRD(1),(2)	6,000,000	6,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
1.830%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
1.560%, VRD	3,530,000	3,530,000

Ohio (Common Schools),
Series D,
1.250%, VRD	20,000,000	20,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
1.830%, VRD(1),(2)	3,695,000	3,695,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio Higher Educational Facilities Revenue
(Case Western Reserve),
Series A,
1.500%, VRD	$17,000,000	$17,000,000

Series B-1,
1.150%, VRD	2,050,000	2,050,000

Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic),
Series B-3,
1.100%, VRD	16,475,000	16,475,000

Ohio Refunding Infrastructure Improvement,
Series B,
1.250%, VRD	10,000,000	10,000,000

Ohio University General Receipts,
Series B,
1.100%, VRD	39,600,000	39,600,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.750%, VRD	6,135,000	6,135,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy Nuclear),
Series B,
2.350%, VRD	10,000,000	10,000,000

		137,285,000

Oklahoma—0.46%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
1.500%, VRD	14,700,000	14,700,000

Oregon—2.86%
Oregon Facilities Authority Revenue (Lewis &
Clark College Project),
Series A,
1.750%, VRD	10,000,000	10,000,000

Oregon Facilities Authority Revenue (Peacehealth),
Series A,
1.350%, VRD	12,785,000	12,785,000

Series B,
1.350%, VRD	11,145,000	11,145,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Oregon—(concluded)
Series D,
1.350%, VRD	$7,000,000	$7,000,000

Oregon Tax Anticipation Notes,
Series A,
3.000%, due 06/30/09	5,000,000	5,042,175

Oregon (Veterans Welfare),
Series 86,
1.900%, VRD	8,310,000	8,310,000

Series 88B,
1.900%, VRD	11,400,000	11,400,000

Oregon,
Series 73 E,
1.350%, VRD	8,225,000	8,225,000

Series 73 G,
1.000%, VRD	17,600,000	17,600,000

		91,507,175

Pennsylvania—2.04%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.750%, VRD	19,800,000	19,800,000

Allegheny County Industrial Development Authority Revenue
(United Jewish Federation),
Series B,
1.680%, VRD	3,365,000	3,365,000

Geisinger Authority Health Systems (Geisinger Health Systems),
Series C,
1.000%, VRD	9,485,000	9,485,000

Pennsylvania Higher Educational Facilities Authority College &
University Revenues (St Joseph’s University),
Series A,
1.700%, VRD	7,830,000	7,830,000

Pennsylvania Higher Educational Facilities Authority Revenue
(St. Joseph’s University),
Series C,
1.720%, VRD	2,550,000	2,550,000

Philadelphia Hospitals & Higher Education Facilities Authority
Revenue (Children’s Hospital Project),
Series A,
1.200%, VRD	1,030,000	1,030,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Series B,
1.200%, VRD	$18,295,000	$18,295,000

Wilkes Barre,
Series B,
1.680%, VRD	2,840,000	2,840,000

		65,195,000

Rhode Island—0.16%
Rhode Island State & Providence Plantations Tax
Anticipation Notes,
3.500%, due 06/30/09	5,000,000	5,042,524

South Carolina—0.15%
South Carolina Jobs-Economic Development Authority
Economic Development Revenue Refunding
(Bon Secours Health),
Series D,
1.800%, due 11/05/08	4,900,000	4,900,000

Tennessee—3.49%
Chattanooga Health Educational & Housing Facility Board
Revenue Refunding (Siskin Rehabilitation Project),
0.800%, VRD	10,520,000	10,520,000

Clarksville Public Building Authority Revenue Pooled
Financing (Tennessee Municipal Bond Fund),
0.800%, VRD	7,725,000	7,725,000

Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue (Catholic Healthcare),
Series B,
1.850%, VRD	8,000,000	8,000,000

Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board Revenue
(Vanderbilt University),
Series A,
1.300%, VRD	12,160,000	12,160,000

Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.800%, VRD	48,000,000	48,000,000

Shelby County Public Improvement and School,
Series B,
1.450%, due 11/06/08	25,285,000	25,285,000

		111,690,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—9.78%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR MBIA Insured),
1.950%, VRD(1),(2)	$9,575,000	$9,575,000

Series RR-II-R-883WF (FGIC Insured),
2.100%, VRD(1),(2)	7,750,000	7,750,000

Bryan Independent School District (School Building)
(ABN AMRO MuniTops Certificates Trust,
Series 2007-20) (PSF-GTD),
1.820%, VRD(1),(2)	10,005,000	10,005,000

Dallas Waterworks & Sewer Systems Revenue
(JP Morgan PUTTERs, Series 1800B) (AMBAC Insured),
2.270%, VRD(1),(2)	1,515,000	1,515,000

Harris County Health Facilities Development Corp. Hospital
Revenue Refunding (Texas Children’s Hospital),
Series 3,
2.100%, VRD	4,970,000	4,970,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
1.100%, VRD	8,500,000	8,500,000

Harris County Health Facilities Development Corp. Revenue
Refunding (St. Luke’s Espiscopal),
Series A,
1.780%, VRD	10,000,000	10,000,000

Houston Higher Education Finance Corp. Higher Education
Revenue Refunding (Rice University Project),
Series A,
1.500%, VRD	4,770,000	4,770,000

Series B,
1.550%, VRD	6,700,000	6,700,000

Lower Neches Valley Authority Industrial Development
Corp. Exempt Facilities Revenue Refunding
(ExxonMobil Project),
Series A,
0.900%, VRD	5,620,000	5,620,000

Manor Independent School District (Citigroup ROCS,
Series RR-II-R-11178) (PSF-GTD),
1.850%, VRD(1),(2)	4,920,000	4,920,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Northwest Independent School District (Citigroup ROCS,
Series RR-II-R-11220) (PSF-GTD),
1.850%, VRD(1),(2)	$3,585,000	$3,585,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.750%, VRD	20,500,000	20,500,000

San Antonio Electric & Gas (JP Morgan PUTTERs, Series 2503),
1.830%, VRD(1),(2)	4,290,000	4,290,000

San Antonio Electric & Gas (Systems-Junior Lien),
2.050%, VRD	4,000,000	4,000,000

Southwest Higher Education Authority, Inc.
(Southern Methodist University),
1.250%, VRD	5,715,000	5,715,000

Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series B,
1.550%, VRD	5,325,000	5,325,000

Series E,
1.650%, VRD	4,525,000	4,525,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
1.850%, VRD(1),(2)	6,215,000	6,215,000

Texas (JP Morgan PUTTERs),
Series 2337,
1.830%, VRD(1),(2)	685,000	685,000

Series 2481,
1.830%, VRD(1),(2)	2,195,000	2,195,000

Series 2491,
1.830%, VRD(1),(2)	2,285,000	2,285,000

Series 2492,
1.830%, VRD(1),(2)	4,300,000	4,300,000

Series 2615,
1.830%, VRD(1),(2)	8,400,000	8,400,000

Series 2618,
1.830%, VRD(1),(2)	4,695,000	4,695,000

Series 3238,
1.830%, VRD(1),(2)	2,165,000	2,165,000

Texas Multi-Mode-Mobility Fund,
Series B,
1.400%, VRD	2,500,000	2,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
1.820%, VRD(1),(2)	$6,670,000	$6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
1.830%, VRD(1),(2)	4,000,000	4,000,000

Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	85,000,000	85,957,247

Travis County Certificates of Obligation,
3.500%, due 03/01/09	2,450,000	2,462,291

Tyler Health Facilities Development Corp. Hospital Revenue
(Mother Frances Hospital),
Series B,
1.500%, VRD	13,100,000	13,100,000

University of Texas University Revenues (Financing Systems),
Series B,
1.000%, VRD	11,730,000	11,730,000

Series B,
1.200%, VRD	23,200,000	23,200,000

University of Texas University Revenues Refunding
(Financing Systems),
Series B,
1.150%, VRD	9,785,000	9,785,000

		312,609,538

Utah—0.52%
Jordan School District (Pre-refunded with US Government
Securities to 12/15/08 @ 100),
5.000%, due 12/15/08	2,000,000	2,007,378

Murray City Hospital Revenue (IHC Health Services, Inc.),
Series A,
1.250%, VRD	880,000	880,000

Weber County Hospital Revenue (IHC Health Services),
Series C,
1.250%, VRD	13,800,000	13,800,000

		16,687,378

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Vermont—0.30%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
3.400%, VRD	$9,605,000	$9,605,000

Virginia—2.06%
Hanover County Economic Development Authority Revenue
Refunding (Bon Secours Health),
Series D-1,
1.800%, VRD	4,900,000	4,900,000

Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
1.200%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Revenue Refunding
(Bon Secours Health),
Series D-2,
1.440%, VRD	4,800,000	4,800,000

Virginia Small Business Financing Authority Revenue Refunding
(Children’s Hospital Kings),
2.300%, VRD	30,000,000	30,000,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
2.300%, VRD	22,675,000	22,675,000

		65,700,000

Washington—3.12%
Central Puget Sound Regional Transportation Authority Sales &
Use Tax Revenue (JP Morgan PUTTERs),
Series 2482, (FSA Insured),
2.570%, VRD(1),(2)	6,595,000	6,595,000

Series 2643Z,
1.830%, VRD(1),(2)	4,995,000	4,995,000

Central Puget Sound Regional Transportation Authority
Sales Tax & Motor (JP Morgan PUTTERs,
Series 2433) (FGIC Insured),
2.070%, VRD(1),(2)	8,985,000	8,985,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
2.270%, VRD(1),(2)	14,150,000	14,150,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Washington—(concluded)
King County Sewer Revenue (Junior Lien),
Series A,
1.750%, VRD	$7,280,000	$7,280,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (FSA Insured),
1.600%, VRD(1),(2)	5,085,000	5,085,000

University of Washington University Revenues (Bank of America
Austin Certificates, Series 2007-1016) (AMBAC Insured),
3.320%, VRD(1),(2)	5,000,000	5,000,000

Washington Health Care Facilities Authority Revenue
(Peacehealth),
Series B,
1.350%, VRD	3,000,000	3,000,000

Washington Health Care Facilities Authority Revenue
(Swedish Health Services),
1.580%, VRD	13,000,000	13,000,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
1.480%, VRD	7,585,000	7,585,000

Washington Motor Vehicle Fuel Tax,
Series B,
5.000%, due 07/01/09	5,810,000	5,935,394

Washington State (Citigroup ROCS,
Series RR-II-R-11298) (FSA Insured),
2.340%, VRD(1),(2)	4,985,000	4,985,000

Series RR-II-R-12220,
1.840%, VRD(1),(2)	4,800,000	4,800,000

Washington State Housing Finance Commission Nonprofit
Housing Revenue (Franke Tobey Jones Project),
1.150%, VRD	900,000	900,000

Washington State Housing Finance Commission Nonprofit
Housing Revenue (Rockwood Retirement Communities),
1.150%, VRD	7,300,000	7,300,000

		99,595,394

Wisconsin—0.29%
Oneida Tribe of Indians Health Facility Revenue,
1.500%, VRD	5,880,000	5,880,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—(concluded)
Wisconsin Clean Water Revenue (JP Morgan PUTTERs,
Series 2531),
1.830%, VRD(1),(2)	$3,510,000	$3,510,000

		9,390,000

Wyoming—0.33%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
1.490%, VRD	3,700,000	3,700,000

Series B,
1.150%, VRD	600,000	600,000

Uinta County Pollution Control Revenue Refunding
(AMOCO Project),
0.800%, VRD	6,200,000	6,200,000

		10,500,000

Total municipal bonds and notes (cost—$2,506,248,318)		2,506,248,318

Tax-exempt commercial paper—8.77%

Arizona—1.17%
Montgomery County,
1.710%, due 12/11/08	6,000,000	6,000,000

Phoenix Civic Improvement Corp. Water Systems,
1.750%, due 12/08/08	16,000,000	16,000,000

Salt River Agricultural Improvement,
1.650%, due 12/01/08	6,475,000	6,475,000

1.710%, due 12/11/08	9,000,000	9,000,000

		37,475,000

California—0.41%
Riverside County Transportation,
4.000%, due 11/04/08	13,000,000	13,000,000

Connecticut—0.21%
Yale University,
2.000%, due 12/10/08	6,640,000	6,640,000

Florida—0.15%
Kissimmee Utility Authority,
2.300%, due 11/05/08	4,800,000	4,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—0.19%
Illinois Educational Facilities Authority Revenue,
2.100%, due 12/31/08	$6,000,000	$6,000,000

Maryland—0.94%
Baltimore County,
2.400%, due 11/06/08	30,000,000	30,000,000

Massachusetts—0.38%
Boston Water & Sewer,
2.000%, due 11/17/08	4,600,000	4,600,000

Massachusetts Water Authority,
3.750%, due 11/07/08	7,500,000	7,500,000

		12,100,000

Minnesota—0.47%
Mayo Clinic,
1.750%, due 12/09/08	15,000,000	15,000,000

Nebraska—0.16%
Omaha Public Power District,
1.530%, due 11/13/08	5,000,000	5,000,000

Ohio—0.74%
Case Western University,
1.750%, due 12/09/08	13,800,000	13,800,000

Cleveland Clinic,
2.100%, due 12/04/08	10,000,000	10,000,000

		23,800,000

South Carolina—0.38%
South Carolina Public Service,
1.680%, due 12/11/08	12,090,000	12,090,000

Tennessee—0.59%
Tennessee State School Bond Authority,
1.580%, due 12/01/08	10,000,000	10,000,000

2.250%, due 12/10/08	9,000,000	9,000,000

		19,000,000

Texas—2.15%
City of Houston,
1.550%, due 11/10/08	10,000,000	10,000,000

Dallas Water & Sewer,
2.200%, due 01/28/09	14,384,000	14,384,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
Harris County Flood District,
1.800%, due 11/13/08	$11,550,000	$11,550,000

2.500%, due 11/13/08	1,350,000	1,350,000

Harris County Toll Road,
2.050%, due 11/10/08	3,000,000	3,000,000

Houston Combined Utility System,
1.700%, due 12/02/08	13,500,000	13,500,000

University of Texas,
1.700%, due 12/08/08	5,000,000	5,000,000

1.750%, due 12/10/08	10,000,000	10,000,000

		68,784,000

Vermont—0.39%
University of Vermont,
3.000%, due 12/08/08	6,265,000	6,265,000

3.000%, due 12/10/08	6,325,000	6,325,000

		12,590,000

Washington—0.44%
King County Sewer Revenue,
1.600%, due 11/06/08	6,400,000	6,400,000

Port of Seattle,
3.750%, due 11/07/08	7,500,000	7,500,000

		13,900,000

Total tax-exempt commercial paper (cost—$280,179,000)		280,179,000

	Number of
	shares

Money market funds(3)—7.16%

AIM Tax Free Investments,
1.700%	110,000,000	110,000,000

Blackrock Provident Municipal Fund,
1.882%	119,000,000	119,000,000

Total money market funds (cost—$229,000,000)		229,000,000

Total investments (cost—$3,015,427,318 which approximates
cost for federal income tax purposes)—94.33%		3,015,427,318

Other assets in excess of liabilities—5.67%		181,347,205

Net assets—100.00%		$3,196,774,523

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.38% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Rates shown reflect yield at October 31, 2008.
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
MBIA	MBIA, Inc.
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2008 and reset periodically.

Weighted average maturity—40 days

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 to October 31, 2008.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,013.40	$0.51	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,008.00	$0.51	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,010.90	$0.00	0.00%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,025.21	0.00	0.00

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	52 days	51 days

Net assets (bln)	$10.8	$13.9

Portfolio composition(2)	10/31/08	04/30/08

Commercial paper	31.6%	41.3%

US government agency obligations	26.1	14.7

Short-term corporate obligations	13.0	13.6

Certificates of deposit	12.4	14.3

Repurchase agreements	4.7	8.6

Bank notes	4.6	1.6

US master note	3.3	2.2

Funding agreement	2.4	1.1

Time deposit	1.7	2.3

Money market funds	0.0 (3)	9.1

Other assets less liabilities	0.2	(8.8)

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	51 days	17 days

Net assets (bln)	$10.1	$6.7

Portfolio composition(2)	10/31/08	04/30/08

Repurchase agreements	51.5%	74.8%

US government obligations	48.5	25.2

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	40 days	23 days

Net assets (bln)	$3.2	$2.6

Portfolio composition(2)	10/31/08	04/30/08

Municipal bonds and notes	78.4%	74.2%

Tax-exempt commercial paper	8.8	17.6

Money market funds	7.2	7.3

Other assets less liabilities	5.6	0.9

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations
For the six months ended
October 31, 2008
(unaudited)

Prime Master Fund
Investment income:
Interest	$191,914,752

Securities lending income (includes $456,922 earned from an affiliated entity)	1,319,960

193,234,712

Expenses:
Investment advisory and administration fees	7,022,902

Trustees’ fees	29,010

Net expenses	7,051,912

Net investment income	186,182,800

Net realized loss from investment activities	(1,509,390)

Net increase in net assets resulting from operations	$184,673,410

Treasury Master Fund
Investment income:
Interest	$54,321,661

Securities lending income	230,261

54,551,922

Expenses:
Investment advisory and administration fees	3,524,629

Trustees’ fees	21,534

3,546,163

Less: Fee waiver by advisor	(3,862)

Net expenses	3,542,301

Net investment income	51,009,621

Net realized gain from investment activities	3,665

Net increase in net assets resulting from operations	$51,013,286

Tax-Free Master Fund
Investment income:
Interest	$35,547,050

Expenses:
Investment advisory and administration fees	1,639,023

Trustees’ fees	11,854

Interest expense	309

1,651,186

Less: Fee waiver by advisor	(1,652,153)

Net expenses	(967)

Net investment income	35,548,017

Net realized gain from investment activities	98,320

Net increase in net assets resulting from operations	$35,646,337

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the six
	months ended	For the period
	October 31, 2008	August 28, 2007(1) to
	(unaudited)	April 30, 2008

Prime Master Fund

From operations:
Net investment income	$186,182,800	$351,483,841

Net realized gain (loss) from investment activities	(1,509,390)	2,834

Net increase in net assets resulting from operations	184,673,410	351,486,675

Net increase (decrease) in net assets from beneficial interest transactions	(3,366,052,985)	13,596,614,184

Net increase (decrease) in net assets	(3,181,379,575)	13,948,100,859

Net assets:
Beginning of period	13,948,100,859	—

End of period	$10,766,721,284	$13,948,100,859

Treasury Master Fund

From operations:
Net investment income	$51,009,621	$88,797,304

Net realized gains from investment activities	3,665	392,560

Net increase in net assets resulting from operations	51,013,286	89,189,864

Net increase in net assets from beneficial interest transactions	3,383,676,055	6,622,194,093

Net increase in net assets	3,434,689,341	6,711,383,957

Net assets:
Beginning of period	6,711,383,957	—

End of period	$10,146,073,298	$6,711,383,957

Tax-Free Master Fund

From operations:
Net investment income	$35,548,017	$33,034,582

Net realized gains from investment activities	98,320	324,901

Net increase in net assets resulting from operations	35,646,337	33,359,483

Net increase in net assets from beneficial interest transactions	519,012,627	2,608,756,076

Net increase in net assets	554,658,964	2,642,115,559

Net assets:
Beginning of period	2,642,115,559	—

End of period	$3,196,774,523	$2,642,115,559

(1)	Commencement of operations.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights
	For the six
	months ended		For the period
	October 31, 2008		August 28, 2007(1) to
	(unaudited)		April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$10,766,721		$13,948,101

Expenses to average net assets	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	2.64	%(2)	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$10,146,073		$6,711,384

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(2)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	1.44	%(2)	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$3,196,775		$2,642,116

Expenses to average net assets, net of fee waivers by advisor	0.00	%(2),(3)	0.00	%(2),(3)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	2.15	%(2)	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Funds’ own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Master Funds’ assets:

Prime Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$10,477,650,015	$260,000,000	$10,737,650,015

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

The following is a rollforward of the Fund’s assets that were using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)
Securities

Assets:
Beginning balance	$—

Accrued discounts/(premiums)	—

Total gains or losses (realized/unrealized) included in earnings	—

Purchases, sales, issuances and settlements (net)	$125,000,000

Transfers in and/or out of Level 3	135,000,000

Ending balance	$260,000,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 10/31/08	$—

Treasury Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$10,147,448,975	$—	$10,147,448,975

Tax-Free Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$3,015,427,318	$—	$3,015,427,318

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2008, UBS Global AM owed Tax-Free Master Fund $6,822 for the independent trustees fees.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At October 31, 2008, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the six months ended October 31, 2008, UBS Global AM reimbursed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through November 30, 2008. For the six months ended October 31, 2008, UBS Global AM voluntarily waived $1,650,877.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2008, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$2,449,740,916

Treasury Master Fund	132,715,000,000

Tax-Free Master Fund	1,183,545,724

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers had been approved as borrowers under each Master Fund’s securities lending program. UBS Securities LLC was the Master Funds’ lending agent. For the six months ended October 31, 2008, UBS Securities LLC earned $176,506 and $31,804, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Fund’s lending agent. At October 31, 2008, Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund did not have any securities on loan. Subsequent to the end of the fiscal period covered by this report, UBS Securities LLC exited the securities lending business, and State Street Bank and Trust Company became the Master Funds’ securities lending agent.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of Tax-Free Master Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended October 31, 2008, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $2,120,159 for 2 days with a related weighted average annualized interest rate of 2.62%, which resulted in $309 of interest expense.

Other liabilities
At October 31, 2008, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$198

* Excludes investment advisory and administration fees.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	six months ended	period ended
Prime Master Fund	October 31, 2008	April 30, 2008*

Contributions	$11,672,587,307	$28,835,187,449

Withdrawals	(15,038,640,292)	(15,238,573,265)

Net increase (decrease) in beneficial interest	$(3,366,052,985)	$13,596,614,184

	For the	For the
	six months ended	period ended
Treasury Master Fund	October 31, 2008	April 30, 2008*

Contributions	$10,603,983,836	$11,602,791,250

Withdrawals	(7,220,307,781)	(4,980,597,157)

Net increase in beneficial interest	$3,383,676,055	$6,622,194,093

	For the	For the
	six months ended	period ended
Tax-Free Master Fund	October 31, 2008	April 30, 2008*

Contributions	$3,077,771,517	$5,538,506,447

Withdrawals	(2,558,758,890)	(2,929,750,371)

Net increase in beneficial interest	$519,012,627	$2,608,756,076

* The Master Fund commenced operations on August 28, 2007.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 16, 2008, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a Management Contract between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”).

In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the contract. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of management agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year (or since inception period in the case of Tax-Free Master). The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and corresponding “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had well over $700 billion of assets under management worldwide as of March 2008. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past year involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays a management and administration fee (the “Contractual Management Fee”) to UBS Global AM, and in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board also received and considered information comparing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the services provided and proposed to be provided to each Master Fund under the Management Contract.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering each Master Fund’s performance, the board received and considered, with respect to those existing Feeder Funds with performance records, (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2008 and (b)annualized performance information for each year since inception ended April 30, 2008. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Administrator (and Advisor for the Master Funds)
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Semiannual Report
October 31, 2008

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

December 16, 2008

Dear shareholder,
We present you with the semiannual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the “Funds”) for the six-month period through October 31, 2008.

Performance
In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board lowered the federal funds rate twice during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This decrease caused the yields of the securities in which the Funds invest to decline, lowering the Funds’ yields.

The seven-day current yields for the Funds were as follows:

•  UBS Select Prime Preferred Fund: 2.67% as of October 31, 2008, down from 2.82% as of April 30, 2008.

•  UBS Select Treasury Preferred Fund: 0.59% as of October 31, 2008, down from 1.87% as of April 30, 2008.

UBS Select Prime
Preferred Fund

UBS Select Treasury
Preferred Fund

Investment goals
(both Funds):

Maximum current income
consistent with liquidity and
capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Tax-Free
Preferred Fund

Investment goal:
Maximum current income
exempt from federal income tax
consistent with liquidity and the
preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

•  UBS Select Tax-Free Preferred Fund:1.43% as of October 31, 2008, down from 2.23% as of April 30, 2008.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 15.

An interview with the Portfolio Managers
Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Are the Funds participating?
A.	The Funds applied to participate in the Program shortly after it was announced by the US Treasury and have been accepted into it. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the Program. Shareholders in money market funds enrolled in the Program will be covered for the amounts they held as of the close of business on September 19, 2008 until at least April 30, 2009. Further important information about the Program appears at the end of this letter.

While the Funds have maintained their net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and continued to meet their stated goals of maintaining liquidity and principal stability, we are pleased to have the Funds participate in the Program to provide an added level of protection for covered shareholders. We want to reassure shareholders of the following:

•	The Funds hold very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Funds in the volatile environment that prevailed during the reporting period.

•	UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

*	Investments in the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency, except to the extent otherwise provided by the Program. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Q.	How long will the Program last?
A.	The Program will be in effect until April 30, 2009. Following that, the Secretary of the Treasury will review whether to further extend the Program, as well as the costs to provide the additional coverage. While the Treasury Secretary has the option to extend the Program up to the close of business on September 18, 2009, if he chooses not to extend the Program, it will end in April 2009.

Q.	What are the costs to the Funds to participate in the Program, and how will it impact the Funds’ yields?
A.	When the Program was introduced, it had an initial termination date of December 18, 2008. The Funds each paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The program was recently extended through April 30, 2009. The Funds paid an additional 0.015% fee (calculated on the same basis) to continue to participate through the extension date.

This cost will be absorbed by the Funds as a fund expense. We do expect that the Funds’ yields will decline as a result of the program participation fees, but believe that the extent of any yield decreases will be dependent on a number of factors outside of the Funds’ control, including fluctuations in the asset base of the Funds.

Q.	How would you describe the economic environment during the reporting period?
A.	US economic growth was mixed, but ultimately weakened over the course of the six-month reporting period. At the beginning of 2008, there were fears that a recession in the US—defined as two consecutive quarters of negative growth—was imminent. However, US gross domestic product (“GDP”) grew a surprising 0.9% during the first quarter of 2008. The Commerce Department then reported that second quarter 2008 GDP growth accelerated to 2.8%. This strong showing was due in part to rising exports and the declining dollar, which made US goods more attractive overseas. In addition, consumer spending strengthened, helped by the government’s tax rebate program.

However, economic growth weakened significantly in the third quarter of 2008. Given a sharp decline in personal spending, an intensification of

3

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

the credit crunch and ongoing housing market weakness, the advance estimate for third quarter GDP growth was –0.5%. Following the conclusion of the reporting period, the National Bureau of Economic Research, which is charged with officially dating recessions, declared that the US economy had been in one since December 2007.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	The Fed has been aggressive in attempting to stabilize the markets and keep the US economy from falling into a deep and prolonged recession. As the fallout from subprime mortgages escalated, the Fed moved into action, pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations.

During the reporting period, the Fed pumped billions of dollars into the financial system in an attempt to stabilize the markets following Lehman Brothers’ bankruptcy. It also announced an $85 billion rescue plan for insurance giant AIG. The US Treasury Department was actively involved as well, as it took over mortgage finance companies Fannie Mae and Freddie Mac.

The Fed also reduced the fed funds rate on two occasions during the reporting period, part of a string of rate decreases that began in September 2007. From that time through April 2008, the Fed reduced the rate from 5.25% to 2.0%—bringing it to its lowest level since 2004.

After holding rates steady for several months, the Fed again moved into action in October 2008. It first lowered rates on October 8, as the Fed joined several other central banks from around the world in a coordinated interest rate cut. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29. Together, these cuts brought the federal funds rate to 1.0%.

On December 16, after the reporting period ended, the Fed again reduced the rate, bringing it to a historic low. Citing the need to promote the resumption of sustainable economic growth and to preserve price stability in strained financial markets, the Fed cut the rate to a range of between 0.0% and 0.25%, pledging to use “all available tools” to revive the US economy.

4

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund” investing all of its assets in “master funds”—the Prime Master Fund, Treasury Master Fund, and the Tax-Free Master Fund, respectively. As always, quality, liquidity and yield remained paramount in our management process for the master funds in which the Funds invest.

•	In the master fund in which UBS Select Prime Preferred Fund invests, a significant portion of the portfolio was comprised of exposure to both commercial paper and US government and agency obligations, benefiting performance. In addition, the Fund held smaller positions in certificates of deposit and repurchase agreements.

Our process led us to be highly selective in terms of the types of commercial paper held in the portfolio. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) For example, we did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Rather, we emphasized multi-seller commercial paper programs, which we believed to be more stable.

As a result of our research and selection process, which emphasizes high-quality securities, we did not have any direct exposure to collateralized debt obligations (CDOs) or the subprime mortgage market.

•	In the master fund in which UBS Select Treasury Preferred Fund invests, we emphasized investments in repurchase agreements backed by Treasury obligations. The yields provided by engaging in these transactions were generally higher than direct investments in Treasury securities, benefiting performance. Repurchase agreements also often have the added advantage of providing increased liquidity. However, we increased the portfolio’s holdings of direct Treasury securities significantly following flights to quality during the reporting period.

•	In the master fund in which UBS Select Tax-Free Preferred Fund invests, we increased the Fund’s weighted average maturity from 23 to 40 days, moving from being slightly shorter to slightly longer

5

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

versus the weighted average maturities of the Fund’s peers over the course of the reporting period.

In the beginning of the reporting period, in order to add yield and diversity to the master fund’s portfolio, we maintained an exposure to a range of tax-free money market instruments. We focused on variable rate demand notes, or ”VRDNs,” which offered attractive rates throughout the period. During this time, we maintained positions in tender option bonds and fixed rate notes as issues we deemed attractive became available. As a result, the Fund responded well to the credit market volatility that prevailed during the first half of the reporting period.

As the period continued, assets in the master fund rose significantly. During this time, the average weekly VRDN rates varied considerably as the market was affected by the Lehman bankruptcy and multiple government interventions. Throughout the period, cash inflows and a lack of what we perceived to be very high-quality options in which to invest caused us to take defensive positions from time to time.

As a result of market conditions, the Fund made selective, limited investments in taxable overnight repurchase agreements backed by Treasury and agency securities, which benefited performance. Going forward, we will continue to search for highly liquid investments that offer minimal credit risk to the Fund.

Q.	Municipal bond insurance has been in the headlines in recent months. What is it, and how did it affect the UBS Select Tax-Free Preferred Fund?
A.	In the past, many bond issuers used bond insurance to bolster the credit quality of securities that they planned to issue, with a goal of making it easier and less expensive to access the credit markets. Bond insurance was intended to strengthen credit quality by offering protection against default by the issuer or a downgrade if the bond issuer could not meet its obligations to pay interest and principal to bondholders in a timely manner. Historically, this also served to enhance the liquidity of insured bonds because there was greater demand among investors for highly rated securities. Companies whose primary line of business is to provide insurance services to one industry are called “monoline” insurers.

6

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Prior to 2007, no major monoline insurer had ever been downgraded, or had defaulted. However, beginning in 2007, the severe weakness in the housing market and the global credit crisis caused subprime and adjustable rate mortgages and related securities to experience extreme strains. At the same time, many monoline bond insurers posted losses as the structured products they also insured appeared headed for default. As a result, several major insurers were downgraded, losing their AAA ratings from the major ratings agencies. At the end of the reporting period, only Assured Guaranty Corp., Financial Security Assurance and Berkshire Hathaway Assurance Corp. were rated AAA. We have also seen utilization of bond insurance fall precipitously. Previously, new municipal bond issuance backed by monoline insurers had been approaching 50%. Today, less than 10% of municipal bonds being issued are backed by monoline insurers.

During the reporting period, the turmoil in this portion of the market weighed heavily on the value of many municipal bonds, hurting their performance. While the Fund’s primary focus was not on insured bonds, it was negatively impacted by the issues related to monoline insurers. We expect that the market will increasingly focus on the underlying credit quality of the issuers of insured bonds.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	Overall, while the extraordinary actions by the Fed and other government initiatives to add liquidity and restore confidence have provided some relief to the credit-related issues plaguing the markets, we expect volatility to remain elevated. Given the ongoing credit crunch, the still-slowing housing market and a weakening labor market, the US economy could continue to contract in the upcoming months.

With regard to the municipal bond market, we believe that confidence in the broader capital markets must be restored in order for liquidity to improve and to again see fundamentals drive prices. In our opinion, the passage of the Emergency Economic Stabilization Act of 2008 could lay the foundation for the future health of bank balance sheets, helping to restore functionality to the short-term market.

In our opinion, the September 2008 flight to quality from the municipal market, in which investors sold municipal bonds in favor of US Treasury securities, was likely an overreaction. We believe that it was most likely a

7

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

response to the high level of market emotion that appears to have often ignored the underlying fundamentals of individual securities. We believe that the municipal market currently offers numerous compelling opportunities, as a number of high-quality securities are attractively valued.

Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy. We are confident that our investment strategy and process—focused on underlying credit research and enhanced risk management—should enable us to capitalize on opportunities for the Funds.

8

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Special note regarding the UBS Select Tax-Free Preferred Fund:
In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders for the related master fund to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Fund’s offering documents and as believed prudent or appropriate. These taxable investments were made by the Tax-Free Master Fund for a limited period of time during the reporting period, and represented a small percentage of its portfolio.

As a result of these investments, a portion of the Fund’s yields may not be as tax advantaged as ordinary municipal money market investments. However, we think that the higher yield paid on the taxable investments should at least partially offset any lost tax advantage. Of course, we will continue to manage the Fund so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

9

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Managing Director
UBS Select Tax-Free Preferred Fund	UBS Global Asset Management
Head of the Americas	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the period from May 1, 2008 through October 31, 2008. The views and opinions in the letter were current as of December 15, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

10

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Temporary Guarantee Program for Money Market Funds
The Funds participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, each Fund paid fees as noted earlier in this report.

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund, which had approximately $50 billion in assets as of August 31, 2008.

The Program is designed to address temporary dislocations in credit markets. The Program will exist up to the close of business on April 30, 2009 but the Secretary of the Treasury can determine to extend the Program until September 18, 2009. If the Program is further extended, each fund can renew its participation and, upon payment of any additional participation fee, maintain coverage during any extension of the Program. The amount of any such additional fee, if the Program is extended, would be announced

11

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Temporary Guarantee Program for Money Market Funds (concluded)
by the Treasury at a later date. If the Secretary chooses not to renew the Program, the Program will terminate in April 2009. Neither this shareholder report nor any participating fund, is in any manner approved, endorsed, sponsored or authorized by the Treasury.

A few highlights of the Program to keep in mind:

•	The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on April 30, 2009, unless extended by the United States Treasury.

12

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 to October 31, 2008.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

13

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Preferred Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(2)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,013.20	$0.71	0.14%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select Treasury Preferred Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(2)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,007.70	$0.76	0.15%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.77	0.15

UBS Select Tax-Free Preferred Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(2)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,010.60	$0.25	0.05%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

14

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	10/31/08	04/30/08

Seven-day current yield(1)	2.67%	2.82%

Seven-day effective yield(1)	2.70	2.86

Weighted average maturity(2)	52 days	51 days

Net assets (mm)	$1,012.3	$947.4

UBS Select Treasury Preferred Fund

Yields and characteristics	10/31/08	04/30/08

Seven-day current yield(1)	0.59%	1.87%

Seven-day effective yield(1)	0.59	1.89

Weighted average maturity(2)	51 days	17 days

Net assets (mm)	$2,513.0	$1,096.0

UBS Select Tax-Free Preferred Fund

Yields and characteristics	10/31/08	04/30/08

Seven-day current yield(1)	1.43%	2.23%

Seven-day effective yield(1)	1.44	2.26

Weighted average maturity(2)	40 days	23 days

Net assets (mm)	$138.9	$63.6

(1)	Yields will fluctuate, and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, except to the extent otherwise provided by the Temporary Guarantee Program for Money Market Funds. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

15

UBS Select Prime Preferred Fund

Statement of assets and liabilities—October 31, 2008
(unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value (cost—$1,012,926,677)	$1,012,926,677

Other assets	62,970

Total assets	1,012,989,647

Liabilities:
Dividends payable to shareholders	623,954

Payable to affiliates	75,056

Total liabilities	699,010

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,012,443,624 outstanding	1,012,443,624

Accumulated net realized loss from investment activities	(152,987)

Net assets	$1,012,290,637

Net asset value per share	$1.00

See accompanying notes to financial statements

16

UBS Select Treasury Preferred Fund

Statement of assets and liabilities—October 31, 2008 (unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$2,513,690,300)	$2,513,690,300

Other assets	119,433

Total assets	2,513,809,733

Liabilities:
Dividends payable to shareholders	729,731

Payable to affiliates	125,055

Total liabilities	854,786

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,512,908,447 outstanding	2,512,908,447

Accumulated net realized gain from investment activities	46,500

Net assets	$2,512,954,947

Net asset value per share	$1.00

See accompanying notes to financial statements

17

UBS Select Tax-Free Preferred Fund

Statement of assets and liabilities—October 31, 2008 (unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$139,162,882)	$139,162,882

Other assets	28,245

Total assets	139,191,127

Liabilities:
Dividends payable to shareholders	298,210

Payable to affiliates	15,067

Total liabilities	313,277

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 138,849,585 outstanding	138,849,540

Accumulated net realized gain from investment activities	28,310

Net assets	$138,877,850

Net asset value per share	$1.00

See accompanying notes to financial statements

18

UBS Select Prime Preferred Fund

Statement of operations

For the six
months ended
October 31, 2008
(unaudited)

Investment income:
Interest income allocated from Master	$19,417,771

Securities lending income allocated from Master	133,801

Expenses allocated from Master	(715,834)

Net investment income allocated from Master	18,835,738

Expenses:
Administration fees	563,798

US Treasury Temporary Guarantee Program Participation fees	31,485

Trustees’ fees	8,260

603,543

Less: Fee waivers by administrator	(286,029)

Net expenses	317,514

Net investment income	18,518,224

Net realized loss from investment activities allocated from Master	(153,173)

Net increase in net assets resulting from operations	$18,365,051

See accompanying notes to financial statements

19

UBS Select Treasury Preferred Fund

Statement of operations
For the six
months ended
October 31, 2008
(unaudited)

Investment income:
Interest income allocated from Master	$12,000,308

Securities lending income allocated from Master	50,402

Expenses allocated from Master	(786,434)

Waivers allocated from Master	837

Net investment income allocated from Master	11,265,113

Expenses:
Administration fees	619,049

US Treasury Temporary Guarantee Program Participation fees	59,716

Trustees’ fees	9,734

688,499

Less: Fee waivers by administrator	(314,392)

Net expenses	374,107

Net investment income	10,891,006

Net realized gain from investment activities allocated from Master	843

Net increase in net assets resulting from operations	$10,891,849

See accompanying notes to financial statements

20

UBS Select Tax-Free Preferred Fund

Statement of operations
For the six
months ended
October 31, 2008
(unaudited)

Investment income:
Interest income allocated from Master	$2,634,521

Expenses allocated from Master	(114,927)

Interest expense allocated from Master	(25)

Waivers allocated from Master	115,022

Net investment income allocated from Master	2,634,591

Expenses:
Administration fees	85,369

US Treasury Temporary Guarantee Program Participation fees	14,121

Trustees’ fees	6,505

105,995

Less: Fee waivers by administrator	(45,937)

Net expenses	60,058

Net investment income	2,574,533

Net realized gain from investment activities allocated from Master	6,253

Net increase in net assets resulting from operations	$2,580,786

See accompanying notes to financial statements

21

UBS Select Prime Preferred Fund

Statement of changes in net assets

	For the six
	months ended	For the period
	October 31, 2008	August 28, 2007(1) to
	(unaudited)	April 30, 2008

From operations:
Net investment income	$18,518,224	$17,455,829

Net realized gain (loss) from investment activities	(153,173)	186

Net increase in net assets resulting from operations	18,365,051	17,456,015

Dividends to shareholders from:
Net investment income	(18,518,224)	(17,455,829)

Net increase in net assets from beneficial interest transactions	64,975,796	947,467,828

Net increase in net assets	64,822,623	947,468,014

Net assets:
Beginning of period	947,468,014	—

End of period	$1,012,290,637	$947,468,014

Accumulated undistributed net investment income	$—	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

22

UBS Select Treasury Prime Preferred Fund

Statement of changes in net assets

	For the six
	months ended	For the period
	October 31, 2008	August 28, 2007(1) to
	(unaudited)	April 30, 2008

From operations:
Net investment income	$10,891,006	$10,176,827

Net realized gains from investment activities	843	45,657

Net increase in net assets resulting from operations	10,891,849	10,222,484

Dividends to shareholders from:
Net investment income	(10,891,006)	(10,176,827)

Net increase in net assets from beneficial interest transactions	1,416,979,195	1,095,929,252

Net increase in net assets	1,416,980,038	1,095,974,909

Net assets:
Beginning of period	1,095,974,909	—

End of period	$2,512,954,947	$1,095,974,909

Accumulated undistributed net investment income	$—	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

23

UBS Select Tax-Free Preferred Fund

Statement of changes in net assets

	For the six
	months ended	For the period
	October 31, 2008	August 28, 2007(1) to
	(unaudited)	April 30, 2008

From operations:
Net investment income	$2,574,533	$3,354,798

Net realized gains from investment activities	6,253	22,012

Net increase in net assets resulting from operations	2,580,786	3,376,810

Dividends to shareholders from:
Net investment income	(2,574,533)	(3,354,798)

Net increase in net assets from beneficial interest transactions	75,248,965	63,600,620

Net increase in net assets	75,255,218	63,622,632

Net assets:
Beginning of period	63,622,632	—

End of period	$138,877,850	$63,622,632

Accumulated undistributed net investment income	$—	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

24

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended		For the period
	October 31, 2008		August 28, 2007(1) to
	(unaudited)		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.013		0.029

Dividends from net investment income	(0.013)		(0.029)

Net asset value, end of period	$1.00		$1.00

Total investment return(2)	1.32%		2.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,012,291		$947,468

Expenses to average net assets, net of fee waivers by administrator	0.14	%(3),(4)	0.14	%(3),(4)

Expenses to average net assets, before fee waivers by administrator	0.18	%(3),(4)	0.18	%(3),(4)

Net investment income to average net assets	2.59	%(3),(4)	3.95	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

25

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended		For the period
	October 31, 2008		August 28, 2007(1) to
	(unaudited)		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.008		0.022

Dividends from net investment income	(0.008)		(0.022)

Net asset value, end of period	$1.00		$1.00

Total investment return(2)	0.77%		2.27%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,512,955		$1,095,975

Expenses to average net assets, net of fee waivers by advisor/administrator	0.15	%(3),(4)	0.14	%(3),(4)

Expenses to average net assets, before fee waivers by advisor/administrator	0.19	%(3),(4)	0.18	%(3),(4)

Net investment income to average net assets	1.39	%(3),(4)	2.72	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

26

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended		For the period
	October 31, 2008		August 28, 2007(1) to
	(unaudited)		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.011		0.020

Dividends from net investment income	(0.011)		(0.020)

Net asset value, end of period	$1.00		$1.00

Total investment return(2)	1.06%		1.99%

Ratios/supplemental data:
Net assets, end of period (000’s)	$138,878		$63,623

Expenses to average net assets, net of fee waivers by advisor/administrator	0.05	%(3),(4)	0.04	%(3),(4)

Expenses to average net assets, before fee waivers by advisor/administrator	0.19	%(3),(4)	0.08	%(3),(4)

Net investment income to average net assets	2.24	%(3),(4)	3.05	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

27

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with fourteen series: the Funds, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund”). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (9.41% for Prime Preferred Fund, 24.78% for Treasury Preferred Fund and 4.35% for Tax-Free Preferred Fund at October 31, 2008). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

28

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

29

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2008, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $154,507, $256,084, and $33,874, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2009. At October 31, 2008, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $79,451, $131,029 and $18,807 for fee waivers, respectively. For the six months ended October 31, 2008, UBS Global AM was contractually obligated to waive $286,029, $314,392 and $45,937, respectively.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

30

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

The tax character of distributions will be determined at the end of the Funds’ fiscal year ending April 30, 2009.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Funds’ fiscal year ending April 30, 2009.

For the period ended October 31, 2008, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of operations. During the period, the Funds did not incur any interest or penalties.

The tax year for the period ended April 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the	For the
	six months ended	period ended
Prime Preferred Fund	October 31, 2008	April 30, 2008*

Shares sold	5,253,673,468	3,467,416,730

Shares repurchased	(5,204,681,686)	(2,533,911,395)

Dividends reinvested	15,984,014	13,962,493

Net increase in shares outstanding	64,975,796	947,467,828

	For the	For the
	six months ended	period ended
Treasury Preferred Fund	October 31, 2008	April 30, 2008*

Shares sold	5,271,560,104	3,031,643,626

Shares repurchased	(3,866,031,527)	(1,942,897,906)

Dividends reinvested	11,450,618	7,183,532

Net increase in shares outstanding	1,416,979,195	1,095,929,252

31

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

	For the	For the
	six months ended	period ended
Tax-Free Preferred Fund	October 31, 2008	April 30, 2008*

Shares sold	652,684,812	1,409,161,212

Shares repurchased	(579,241,208)	(1,348,263,435)

Dividends reinvested	1,805,361	2,702,843

Net increase in shares outstanding	75,248,965	63,600,620

*	The Fund commenced operations on August 28, 2007.

US Treasury Temporary Guarantee Program for US Money Market Funds
Each Fund participates in the US Treasury Department Temporary Guarantee Program for US Money Market Funds. The program covers shareholders of mutual funds as of the close of business on September 19, 2008. The program originally was set to expire on December 18, 2008, but has been extended until April 30, 2009. Each Fund bears the cost of participating in this program, as this is not an expense borne by a Fund’s advisor. Each Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. Subsequent to the close of the fiscal reporting period, the program was extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program.

32

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
UBS Select Treasury Preferred Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2008 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2009.

33

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US government agency obligations—26.06%

Federal Farm Credit Bank
1.030%, due 11/21/08(1)	$94,500,000	$94,499,490

Federal Home Loan Bank
0.855%, due 11/03/08(1)	175,000,000	175,000,000

1.110%, due 11/15/08(1)	90,000,000	90,000,000

2.687%, due 11/18/08(1)	220,000,000	220,000,000

2.599%, due 11/19/08(1)	173,000,000	173,000,000

3.199%, due 11/27/08(1)	350,000,000	350,000,000

2.817%, due 12/10/08(1)	95,000,000	95,000,000

2.400%, due 01/02/09(2)	100,000,000	99,586,667

2.340%, due 04/07/09(2)	102,000,000	100,959,090

2.100%, due 04/09/09(2)	145,000,000	143,655,125

2.500%, due 04/14/09(2)	53,850,000	53,236,708

2.400%, due 05/13/09	140,000,000	139,986,305

2.820%, due 07/10/09	120,000,000	120,000,000

Federal Home Loan Mortgage Corp.*
4.364%, due 11/17/08(1)	32,500,000	32,490,930

2.650%, due 03/10/09(2)	75,000,000	74,287,813

2.800%, due 04/06/09(2)	125,000,000	123,483,333

2.750%, due 04/07/09(2)	125,000,000	123,500,868

2.625%, due 06/12/09	130,000,000	130,000,000

Federal National Mortgage Association*
0.540%, due 11/03/08(1)	200,000,000	200,000,000

3.356%, due 01/28/09(1)	167,500,000	167,464,913

1.840%, due 04/08/09(2)	100,000,000	99,192,444

Total US government agency obligations (cost—$2,805,343,686)		2,805,343,686

Bank notes—4.59%

Banking-non-US—0.79%
Bank of Scotland PLC
3.790%, due 11/03/08(1),(3)	85,000,000	85,000,000

Banking-US—3.80%
US Bank N.A.
2.960%, due 03/10/09	138,000,000	137,997,555

Wachovia Bank N.A. (Charlotte)
4.418%, due 01/05/09(1)	125,000,000	125,000,000

34

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Bank notes—(concluded)

Banking-US—(concluded)
Wells Fargo Bank N.A.
4.338%, due 11/19/08(1)	$146,500,000	$146,500,000

		409,497,555

Total bank notes (cost—$494,497,555)		494,497,555

Time deposit—1.67%

Banking-non-US—1.67%
KBC Bank NV, Cayman Islands
0.125%, due 11/03/08 (cost—$180,000,000)	180,000,000	180,000,000

Certificates of deposit—12.36%

Banking-non-US—10.54%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	98,500,000	98,500,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.810%, due 11/19/08	125,000,000	125,000,000

Barclays Bank PLC
3.020%, due 02/23/09	140,000,000	140,000,000

BNP Paribas
3.180%, due 08/24/09	75,000,000	75,000,000

Calyon N.A., Inc.
3.140%, due 02/20/09	48,700,000	48,702,916

3.170%, due 06/02/09	120,000,000	120,000,000

Deutsche Bank AG
3.414%, due 12/22/08(1)	125,000,000	125,000,000

Norinchukin Bank Ltd.
2.790%, due 11/13/08	150,000,000	150,000,000

Royal Bank of Scotland
2.850%, due 11/06/08	126,000,000	126,000,000

Svenska Handelsbanken
5.139%, due 01/13/09(1)	127,000,000	127,000,000

		1,135,202,916

Banking-US—1.82%
Citibank N.A.
3.300%, due 01/22/09	97,750,000	97,750,000

State Street Bank & Trust Co.
3.750%, due 01/20/09	97,750,000	97,750,000

		195,500,000

Total certificates of deposit (cost—$1,330,702,916)		1,330,702,916

35

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—31.68%

Asset backed-banking—0.92%
Atlantis One Funding
4.000%, due 12/04/08	$100,000,000	$99,633,333

Asset backed-miscellaneous—22.15%
Amsterdam Funding Corp.
3.900%, due 12/05/08	199,700,000	198,964,438

Atlantic Asset Securitization LLC
4.050%, due 11/06/08	170,000,000	169,904,375

4.000%, due 11/19/08	65,000,000	64,870,000

Barton Capital LLC
4.000%, due 11/04/08	125,000,000	124,958,333

Bryant Park Funding LLC
4.000%, due 11/03/08	80,298,000	80,280,156

4.250%, due 11/12/08	44,000,000	43,942,861

2.750%, due 12/02/08	75,000,000	74,822,396

Chariot Funding LLC
2.650%, due 11/14/08	63,357,000	63,296,371

2.650%, due 11/17/08	45,208,000	45,154,755

2.750%, due 11/18/08	50,000,000	49,935,069

2.650%, due 11/20/08	44,477,000	44,414,794

Falcon Asset Securitization Corp.
4.000%, due 11/14/08	131,000,000	130,810,778

2.650%, due 11/24/08	44,000,000	43,925,506

Jupiter Securitization Co. LLC
2.650%, due 11/24/08	86,000,000	85,854,397

Kitty Hawk Funding Corp.
4.150%, due 01/12/09	100,000,000	99,170,000

Old Line Funding Corp.
4.400%, due 01/09/09	65,000,000	64,451,833

Regency Markets No.1 LLC
2.900%, due 11/17/08	47,760,000	47,698,443

2.800%, due 12/04/08	132,300,000	131,960,430

Sheffield Receivables Corp.
3.850%, due 11/18/08	125,000,000	124,772,743

4.100%, due 12/04/08	75,000,000	74,718,125

36

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(concluded)

Asset backed-miscellaneous—(concluded)
Thunderbay Funding
4.200%, due 11/17/08	$50,000,000	$49,906,667

4.500%, due 01/08/09	75,000,000	74,362,500

4.400%, due 01/09/09	75,000,000	74,367,500

Variable Funding Capital Corp.
2.800%, due 12/04/08	100,000,000	99,743,333

Windmill Funding Corp.
3.900%, due 12/05/08	130,700,000	130,218,588

4.150%, due 01/08/09	50,000,000	49,608,056

Yorktown Capital LLC
4.000%, due 12/08/08	47,026,000	46,832,671

3.450%, due 01/23/09	96,655,000	95,886,190

		2,384,831,308

Automobile OEM—0.77%
American Honda Finance Corp.
2.350%, due 12/08/08	43,000,000	42,896,143

2.350%, due 12/09/08	40,000,000	39,900,778

		82,796,921

Banking-US—3.67%
Dexia Delaware LLC
0.740%, due 11/03/08	200,000,000	199,991,778

ING (US) Funding LLC
2.720%, due 11/04/08	95,000,000	94,978,467

Societe Generale N.A., Inc.
2.780%, due 11/14/08	100,000,000	99,899,611

		394,869,856

Brokerage—1.86%
Greenwich Capital Holdings, Inc.
0.500%, due 11/03/08	200,000,000	199,994,444

Consumer products-non durables—1.39%
Procter & Gamble International Funding SCA
1.850%, due 11/19/08	150,000,000	149,861,250

Telecom-wirelines—0.92%
AT&T, Inc.
1.600%, due 12/02/08	99,000,000	98,863,600

Total commercial paper (cost—$3,410,850,712)		3,410,850,712

37

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US master note—3.25%

Brokerage—3.25%
Banc of America Securities LLC
0.500%, due 11/03/08(1),(4)
(cost—$350,000,000)	$350,000,000	$350,000,000

Funding agreement—2.42%

Insurance-life—2.42%
Metropolitan Life Insurance Co. of CT
4.283%, due 11/04/08(1),(5)
(cost—$260,000,000)	260,000,000	260,000,000

Short-term corporate obligations—13.02%

Automobile OEM—0.62%
American Honda Finance Corp.
2.910%, due 11/20/08(1),(3)	67,000,000	67,014,948

Banking-non-US—8.48%
ANZ National International Ltd.
3.037%, due 12/10/08(1),(3)	122,000,000	122,000,000

BNP Paribas
3.014%, due 11/13/08(1)	60,000,000	60,000,000

ING Bank NV
3.132%, due 11/24/08(1),(3)	140,000,000	140,000,000

Lloyds TSB Group PLC
3.102%, due 11/07/08(1),(3)	150,000,000	150,000,000

National Australia Bank Ltd.
3.025%, due 12/08/08(1),(3)	54,000,000	54,000,000

Nordea Bank AB
3.891%, due 01/26/09(1),(3)	167,000,000	167,000,000

Rabobank Nederland
2.9925%, due 11/10/08(1),(3)	75,000,000	75,000,000

Westpac Banking Corp.
2.700%, due 04/09/09(3)	145,000,000	145,000,000

		913,000,000

Banking-US—0.93%
HSBC Bank USA, Inc.
5.219%, due 01/14/09(1)	100,000,000	100,000,000

38

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Finance-captive automotive—2.99%
Toyota Motor Credit Corp.
0.800%, due 11/03/08(1)	$140,000,000	$140,000,000

1.270%, due 01/03/09(1)	87,250,000	87,250,000

1.320%, due 11/10/08(1)	95,000,000	95,000,000

		322,250,000

Total short-term corporate obligations (cost—$1,402,264,948)		1,402,264,948

Repurchase agreements—4.68%

Repurchase agreement dated 10/31/08 with
Barclays Bank PLC, 0.200% due 11/03/08,
collateralized by $81,750,000 Federal Home Loan Bank
obligations, 5.375% due 09/30/22, and $170,598,000
Federal Home Loan Mortgage Corp. obligations, 4.125%
due 02/24/11 to 12/21/12; (value—$255,000,506);
proceeds: $250,004,167	250,000,000	250,000,000

Repurchase agreement dated 10/31/08 with
Deutsche Bank Securities, Inc., 0.200% due 11/03/08,
collateralized by $124,235,000 Federal Home Loan Bank
obligations, 4.300% to 5.375% due 11/28/11 to 09/30/22,
$70,000,000 Federal Home Loan Mortgage Corp. obligations,
2.550% due 05/13/09, and $61,710,000 Federal National
Mortgage Association obligations, 4.950% to 5.750%
due 02/13/18 to 04/19/35; (value—$255,000,622);
proceeds: $250,004,167	250,000,000	250,000,000

Repurchase agreement dated 10/31/08 with
State Street Bank & Trust Co., 0.010% due 11/03/08,
collateralized by $4,094,198 US Treasury Bills,
zero coupon due 12/26/08; (value—$4,073,727);
proceeds: $3,990,003	3,990,000	3,990,000

Total repurchase agreements (cost—$503,990,000)		503,990,000

39

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Number of
	shares	Value

Money market funds(6)—0.00%

BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	33	$33

UBS Private Money Market Fund LLC,(7)
1.669%	165	165

Total money market funds (cost—$198)		198

Total investments (cost—$10,737,650,015 which
approximates cost for federal income tax purposes)—99.73%		10,737,650,015

Other assets in excess of liabilities—0.27%		29,071,269

Net assets—100.00%		$10,766,721,284

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by these organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2008 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.33% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.25% of net assets, is considered liquid and restricted as of October 31, 2008.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	Value at	of net
security	date(8)	cost	assets	10/31/08	assets

Banc of America
Securities LLC,
0.500%, 11/03/08	10/31/08	$350,000,000	3.25%	$350,000,000	3.25%

(5)	The security detailed in the table below, which represents 2.42% of net assets, is considered illiquid and restricted as of October 31, 2008.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	Value at	of net
security	date(8)	cost	assets	10/31/08	assets

Metropolitan Life
Insurance Co. of CT.,
4.283%, 11/04/08	10/01/08	$260,000,000	2.42%	$260,000,000	2.42%

40

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

(6)	Rates shown reflect yield at October 31, 2008.
(7)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/08	10/31/08	10/31/08	10/31/08	10/31/08

UBS Private
Money Market
Fund LLC	$234,656,346	$1,932,235,354	$2,166,891,535	$165	$456,922

(8)	Acquisition dates represent most recent reset dates on variable rate securities.
OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments

United States	73.6%

United Kingdom	7.4

Japan	5.6

France	2.8

Sweden	2.7

Netherlands	2.0

Australia	1.9

Belgium	1.7

Germany	1.2

New Zealand	1.1

Total	100%

Weighted average maturity—52 days

See accompanying notes to financial statements

41

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US government obligations—48.46%

US Cash Management Bills
1.110%, due 04/29/09(1)	$250,000,000	$248,620,208

1.430%, due 06/24/09(1)	150,000,000	148,599,792

US Treasury Bills
0.400%, due 11/28/08(1)	250,000,000	249,925,000

1.940%, due 11/28/08(1)	110,000,000	109,839,950

0.100%, due 12/04/08(1)	41,000,000	40,996,242

0.440%, due 12/04/08(1)	250,000,000	249,899,167

0.550%, due 12/11/08(1)	250,000,000	249,847,222

0.700%, due 12/11/08(1)	500,000,000	499,611,111

0.230%, due 12/18/08(1)	32,000,000	31,990,391

0.250%, due 12/18/08(1)	75,000	74,975

0.300%, due 12/18/08(1)	200,000,000	199,921,667

1.960%, due 12/18/08(1)	140,000,000	139,641,755

2.205%, due 12/26/08(1)	100,000,000	99,663,125

1.560%, due 01/08/09(1)	200,000,000	199,410,667

0.740%, due 01/15/09(1)	500,000,000	499,229,167

0.749%, due 01/15/09(1)	250,000,000	249,609,635

0.990%, due 01/22/09(1)	150,000,000	149,661,750

1.100%, due 01/22/09(1)	50,000,000	49,874,722

1.180%, due 01/29/09(1)	150,000,000	149,562,417

1.070%, due 02/26/09(1)	100,000,000	99,652,250

1.274%, due 03/05/09(1)	150,000,000	149,341,508

1.050%, due 03/19/09(1)	100,000,000	99,597,500

1.380%, due 03/26/09(1)	85,000,000	84,527,542

1.665%, due 03/26/09(1)	100,000,000	99,329,375

1.019%, due 04/09/09(1)	500,000,000	497,748,604

1.640%, due 07/02/09(1)	100,000,000	98,893,000

1.470%, due 08/27/09(1)	125,000,000	123,473,854

1.940%, due 09/24/09(1)	100,000,000	98,237,379

Total US government obligations (cost—$4,916,779,975)		4,916,779,975

42

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreements—51.55%

Repurchase agreement dated 10/31/08 with Banc of
America, 0.100% due 11/03/08, collateralized by
$847,261,400 US Treasury Notes, 4.750% to 6.500%
due 02/28/09 to 02/15/10; (value—$867,000,014);
proceeds: $850,007,083	$850,000,000	$850,000,000

Repurchase agreement dated 10/31/08 with Barclays
Bank PLC, 0.150% due 11/03/08, collateralized
by $84,534,800 US Treasury Bonds, 5.250%
due 02/15/29, $1,091,773,000 US Treasury Bonds
Principal Strips, 8.000% due 11/15/21 and
$641,153,100 US Treasury Notes, 3.875% to 4.500%
due 05/15/17 to 05/15/18; (value—$1,326,000,027);
proceeds: $1,300,016,250	1,300,000,000	1,300,000,000

Repurchase agreement dated 10/31/08 with Deutsche
Bank, 0.100% due 11/03/08, collateralized
by $202,165,225 US Treasury Bills, zero coupon
due 01/15/09, $270,629,443 US Treasury Bonds,
7.250% to 11.750% due 11/15/14 to 03/15/22,
$182,109,082 US Treasury Inflation Index Bonds
1.750% due 01/15/28, $344,564,526 US Treasury
Inflation Index Notes, 2.000% due 01/15/16 and
$228,798,481 US Treasury Notes 4.875% due
07/31/11; (value—$1,306,212,058);
proceeds: $1,280,610,672	1,280,600,000	1,280,600,000

Repurchase agreement dated 10/31/08 with Deutsche
Bank, 0.200% due 11/03/08, collateralized
by $47,360,275 US Treasury Bills, zero coupon
due 01/15/09, $63,399,057 US Treasury Bonds,
7.250% to 11.750% due 11/15/14 to 08/15/22,
$42,661,818 US Treasury Inflation Index Bonds
1.750% due 01/15/28, $80,719,474 US Treasury
Inflation Index Notes, 2.000% due 01/15/16 and
$53,599,519 US Treasury Notes 4.875% due
07/31/11; (value—$306,000,014);
proceeds: $300,005,000	300,000,000	300,000,000

Repurchase agreement dated 10/31/08 with Merrill
Lynch & Co., 0.100% due 11/03/08, collateralized
by $462,091,000 US Treasury Bonds, 6.000% to
12.500% due 08/15/14 to 08/15/26 and $238,304,000
US Treasury Notes, 3.125% to 4.500% due
04/15/09 to 8/15/15; (value—$816,002,801);
proceeds: $800,006,667	800,000,000	800,000,000

43

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/08 with Morgan
Stanley & Co., 0.100% due 11/03/08, collateralized
by $68,002,000 US Treasury Bond Interest Strips, zero
coupon due 11/15/18 to 11/15/19 and $1,685,316,000
US Treasury Bond Principal Strips, 4.500% to 8.000%
due 11/15/21 to 02/15/37; (value—$714,000,302);
proceeds: $700,005,833	$700,000,000	$700,000,000

Repurchase agreement dated 10/31/08 with
State Street Bank & Trust Co., 0.010% due 11/03/08,
collateralized by $70,802 US Treasury Bills,
zero coupon due 12/26/08; (value—$70,448);
proceeds: $69,000	69,000	69,000

Total repurchase agreements (cost—$5,230,669,000)		5,230,669,000

Total investments (cost—$10,147,448,975 which approximates
cost for federal income tax purposes)—100.01%		10,147,448,975

Liabilities in excess of other assets—(0.01)%		(1,375,677)

Net assets—100.00%		$10,146,073,298

(1)	Interest rate shown is the discount rate at date of purchase.

Weighted average maturity—51 days

See accompanying notes to financial statements

44

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—78.40%

Alabama—0.78%
Jefferson County Sewer Revenue (Capital Improvement Warrants),
Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.375%, due 02/01/09	$2,565,000	$2,677,479

5.750%, due 02/01/09	2,125,000	2,151,764

Montgomery Industrial Development Board Pollution Control &
Solid Waste District Refunding (General Electric Co. Project),
0.800%, VRD	20,000,000	20,000,000

		24,829,243

Alaska—2.53%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
0.800%, VRD	6,350,000	6,350,000

Series A,
1.150%, VRD	8,500,000	8,500,000

Series B,
1.150%, VRD	25,000,000	25,000,000

Series C,
1.150%, VRD	31,580,000	31,580,000

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
Series A,
0.800%, VRD	1,100,000	1,100,000

Series B,
0.800%, VRD	8,200,000	8,200,000

		80,730,000

Arizona—0.63%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
1.800%, VRD	6,500,000	6,500,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
1.650%, VRD	3,750,000	3,750,000

1.750%, VRD	9,700,000	9,700,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
1.650%, VRD	300,000	300,000

		20,250,000

45

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

California—2.56%
California Department of Water Resources Power Supply Revenue,
Series C-9,
1.250%, VRD	$20,100,000	$20,100,000

Oakland-Alameda County Coliseum Authority Lease Revenue
Refunding (Coliseum Project),
Series C-1,
1.800%, VRD	20,513,000	20,513,000

Sacramento Municipal Utility District Electric Revenue Refunding,
Subseries K,
1.400%, VRD	18,600,000	18,600,000

South Placer Wastewater Authority Wastewater Revenue
Refunding,
Series B,
1.250%, VRD	22,500,000	22,500,000

		81,713,000

Colorado—1.11%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
2.270%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
1.250%, VRD	1,500,000	1,500,000

Series A-4,
1.250%, VRD	500,000	500,000

Series A-5,
1.250%, VRD	2,600,000	2,600,000

Series A-8,
1.250%, VRD	1,075,000	1,075,000

Series A-11,
1.250%, VRD	1,250,000	1,250,000

Series C-6,
1.250%, VRD	5,400,000	5,400,000

Colorado Educational & Cultural Facilities Revenue
(Nature Conservancy),
Series A,
1.500%, VRD	11,100,000	11,100,000

		35,500,000

46

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Connecticut—0.71%
Connecticut State Health & Educational Facilities Authority
Revenue (Wesleyan University),
Series D,
1.350%, VRD	$7,000,000	$7,000,000

Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series V-1,
0.700%, VRD	4,100,000	4,100,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
1.700%, VRD	1,600,000	1,600,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
2.320%, VRD(1),(2)	9,925,000	9,925,000

		22,625,000

Delaware—0.52%
Delaware Economic Development Authority Revenue
(Hospital Billing),
Series C,
2.000%, VRD	4,950,000	4,950,000

Delaware State,
Series C,
5.000%, due 07/01/09	6,750,000	6,892,158

Wilmington Revenue (Salesianum School Project),
1.930%, VRD	4,900,000	4,900,000

		16,742,158

District of Columbia—0.53%
District of Columbia Revenue (Pooled Loan Program),
Series A,
1.500%, VRD	7,195,000	7,195,000

District of Columbia,
Series C,
1.800%, VRD	9,640,000	9,640,000

		16,835,000

Florida—0.67%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2, (Pre-refunded
with US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,142,110

47

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Jacksonville Health Facilities Authority Hospital Revenue
(Baptist Medical Center Project),
Series B,
1.250%, VRD	$1,000,000	$1,000,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist Medical Center Project),
Series C, (FSA Insured),
0.800%, VRD	4,365,000	4,365,000

JEA Electric System Revenue,
Series Three C-4,
1.400%, VRD	8,185,000	8,185,000

Pinellas County Educational Facilities Authority Revenue
Refunding (Barry University Project),
1.500%, VRD	4,800,000	4,800,000

		21,492,110

Georgia—3.78%
Atlanta Water & Wastewater Revenue,
2.300%, VRD	30,000,000	30,000,000

De Kalb County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.000%, VRD	3,675,000	3,675,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
2.570%, VRD(1),(2)	9,750,000	9,750,000

Fulton County Development Authority Revenue
(Children’s Healthcare),
1.800%, VRD	14,000,000	14,000,000

Fulton County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.000%, VRD	14,740,000	14,740,000

Gainesville & Hall County Hospital Authority Revenue
Anticipation Certificates,
Series E,
1.750%, VRD	8,300,000	8,300,000

Series F,
1.750%, VRD	8,300,000	8,300,000

Glynn County Schools Sales Tax,
5.000%, due 11/01/08	4,300,000	4,300,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Metropolitan Atlanta Rapid Transit Authority of Georgia
Sales Tax Revenue,
Series A,
2.500%, VRD	$16,700,000	$16,700,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series A, (Mandatory Put 07/07/09 @100),
1.750%, due 07/07/09	8,000,000	8,000,000

Series C5,
1.800%, VRD	3,000,000	3,000,000

		120,765,000

Idaho—0.46%
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	14,500,000	14,620,387

Illinois—3.48%
Chicago (JP Morgan PUTTERs, Series 3091),
1.830%, VRD(1),(2)	5,000,000	5,000,000

Chicago Metropolitan Water Reclamation District-Greater
Chicago (Citigroup ROCS, Series RR-II-R-11283),
1.850%, VRD(1),(2)	3,000,000	3,000,000

Chicago O’Hare International Revenue (Third Lien),
Series C,
1.750%, VRD	15,000,000	15,000,000

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
1.250%, VRD	12,000,000	12,000,000

Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	5,200,000	5,254,586

Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
1.200%, VRD	2,000,000	2,000,000

Illinois Development Finance Authority Revenue
(St. Vincent De Paul Project),
Series A,
1.000%, VRD	4,360,000	4,360,000

49

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
1.600%, VRD	$21,990,000	$21,990,000

Illinois Finance Authority Revenue (Advocate Health Care),
Series A-3, (Mandatory Put 04/01/09 @ 100),
1.900%, due 04/01/09	5,665,000	5,665,000

Subseries C2A,
1.440%, VRD	12,500,000	12,500,000

Illinois Finance Authority Revenue (Northwestern
Community Hospital),
Series B,
1.400%, VRD	5,700,000	5,700,000

Illinois Finance Authority Revenue (Northwestern
Memorial Hospital),
Series B-2,
1.250%, VRD	8,100,000	8,100,000

Illinois State (Citigroup ROCS, Series RR-II-R-11295),
1.850%, VRD(1),(2)	4,190,000	4,190,000

Illinois State Sales Tax Revenue (JP Morgan PUTTERs,
Series 445) (FGIC Insured),
2.320%, VRD(1),(2)	6,490,000	6,490,000

		111,249,586

Indiana—1.80%
Bartholomew Consolidated School Corp. Tax Anticipation Warrants,
3.250%, due 12/31/08	4,950,000	4,960,040

Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
2.270%, VRD(1),(2)	4,690,000	4,690,000

Indianapolis Local Public Improvement Bond Bank
(Limited Recourse Notes),
Series F,
4.000%, due 01/12/09	6,250,000	6,260,111

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
1.150%, VRD	11,400,000	11,400,000

Series CR-E-3,
1.100%, VRD	16,600,000	16,600,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Saint Joseph County Industrial Educational Facilities Revenue
(University of Notre Dame Du Lac Project),
1.250%, VRD	$13,725,000	$13,725,000

		57,635,151

Iowa—0.99%
Hills Health Facilities Revenue (Mercy Hospital Project),
1.480%, VRD	12,245,000	12,245,000

Iowa Higher Education Loan Authority Revenue
(Private College, Des Moines),
1.480%, VRD	9,630,000	9,630,000

Iowa Higher Education Loan Authority Revenue Refunding
(Private College, Des Moines Project),
1.480%, VRD	9,780,000	9,780,000

		31,655,000

Kentucky—1.32%
Christian County Association of County’s Leasing Trust
Lease Program,
Series A,
1.200%, VRD	2,000,000	2,000,000

Kentucky Asset Liability Commission General Fund Revenue
Tax & Revenue Anticipation Notes,
Series A,
3.000%, due 06/25/09	13,000,000	13,100,757

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
2.250%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
1.200%, VRD	15,000,000	15,000,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
1.850%, VRD	5,000,000	5,000,000

		42,100,757

Maine—0.28%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
2.270%, VRD(1),(2)	2,995,000	2,995,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Maine—(concluded)
Maine Municipal Bond Bank Refunding,
Series A,
5.000%, due 11/01/08	$6,000,000	$6,000,000

		8,995,000

Maryland—2.06%
Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
1.200%, VRD	14,000,000	14,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.800%, VRD	14,765,000	14,765,000

Maryland Health & Higher Educational Facilities Authority
Revenue (University of Maryland Medical Systems),
Series C,
1.580%, VRD	5,000,000	5,000,000

Montgomery County Bond Anticipation Notes
(Public Improvement),
Series B,
1.900%, VRD	10,100,000	10,100,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
2.000%, VRD	14,615,000	14,615,000

Series A-7,
2.000%, VRD	7,500,000	7,500,000

		65,980,000

Massachusetts—7.34%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	12,149,000	12,235,882

Massachusetts (Central Artery),
Series A,
1.150%, VRD	10,000,000	10,000,000

Series B,
1.150%, VRD	800,000	800,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(continued)
Massachusetts Development Finance Agency
Revenue (Boston University),
Series U-3,
1.200%, VRD	$5,560,000	$5,560,000

Series U-6B,
1.090%, VRD	7,000,000	7,000,000

Series U-6E,
1.500%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
1.250%, VRD	4,500,000	4,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
1.760%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Harvard University),
Series GG-1,
1.000%, VRD	12,000,000	12,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Museum of Fine Arts),
Series A2,
1.050%, VRD	8,700,000	8,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Northeastern University),
Series T-1, (Mandatory Put 05/14/09 @ 100),
2.250%, due 05/14/09	11,700,000	11,700,000

Series T-3, (Mandatory Put 06/11/09 @ 100),
2.250%, due 06/11/09	7,700,000	7,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series D-1,
0.900%, VRD	19,500,000	19,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
1.450%, VRD	11,000,000	11,000,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Tufts University),
Series G,
1.550%, VRD	$20,500,000	$20,500,000

Series N-1,
1.500%, VRD	21,000,000	21,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series G,
0.700%, VRD	1,700,000	1,700,000

Massachusetts Revenue Anticipation Notes,
Series B,
4.000%, due 04/30/09	15,000,000	15,131,455

Series C,
4.000%, due 05/29/09	4,000,000	4,040,658

Massachusetts State Refunding,
Series A,
1.450%, VRD	30,000,000	30,000,000

Series B,
1.750%, VRD	8,000,000	8,000,000

		234,567,995

Michigan—2.59%
Kent Hospital Finance Authority Revenue Refunding
(Spectrum Health),
Series B-2,
1.750%, VRD	25,000,000	25,000,000

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B,
1.100%, VRD	9,800,000	9,800,000

Series B-2,
1.100%, VRD	4,000,000	4,000,000

Series B-4,
1.100%, VRD	10,500,000	10,500,000

Series B-6,
1.100%, VRD	10,000,000	10,000,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
Michigan State Hospital Finance Authority Revenue Refunding
(Mclaren Health Care),
Series B,
1.450%, VRD	$17,050,000	$17,050,000

Oakland County Economic Development Corp. Ltd. Obligation
Revenue (Pontiac Vision Schools Project),
1.500%, VRD	6,545,000	6,545,000

		82,895,000

Minnesota—1.18%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
1.650%, VRD	1,640,000	1,640,000

Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Systems (Allina Health),
Series C-1,
1.200%, VRD	7,400,000	7,400,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
1.550%, VRD	6,250,000	6,250,000

Series D, (Mandatory Put 03/30/09 @ 100),
1.680%, due 03/30/09	10,000,000	10,000,000

Rochester Health Care Facilities Revenue (Mayo Foundation),
Series B,
1.250%, VRD	5,000,000	5,000,000

University of Minnesota Refunding,
Series A,
1.250%, VRD	7,400,000	7,400,000

		37,690,000

Mississippi—0.43%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series B,
0.750%, VRD	4,500,000	4,500,000

Series C,
0.700%, VRD	9,200,000	9,200,000

		13,700,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Missouri—4.16%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.900%, VRD	$4,700,000	$4,700,000

Missouri Development Finance Board Cultural Facilities
Revenue (Kauffman Center Performing Arts),
Series A,
0.750%, VRD	8,200,000	8,200,000

Missouri Health & Educational Facilities Authority
Revenue (Ascension Health), Series C-2, (Mandatory
Put 03/30/09 @ 100),
1.750%, due 03/03/09	17,500,000	17,500,000

Missouri Health & Educational Facilities Authority
Revenue (Washington University),
Series B,
1.450%, VRD	13,095,000	13,095,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series A-1,
1.200%, VRD	6,200,000	6,200,000

Series A-2,
1.200%, VRD	13,065,000	13,065,000

Series C,
1.250%, VRD	4,700,000	4,700,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series E,
1.250%, VRD	30,000,000	30,000,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (St. Francis Medical Center),
Series A,
1.480%, VRD	6,570,000	6,570,000

University of Missouri Revenue (System Facilities),
Series A,
1.200%, VRD	23,800,000	23,800,000

Series B,
1.200%, VRD	5,100,000	5,100,000

		132,930,000

56

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Montana—0.69%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
1.150%, VRD	$17,500,000	$17,500,000

Montana Facility Finance Authority Revenue (Sisters of Charity),
Series A,
1.250%, VRD	1,800,000	1,800,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
1.760%, VRD	2,900,000	2,900,000

		22,200,000

Nebraska—0.76%
Lancaster County Hospital Authority Health Facilities Revenue
(Immanuel Health System),
Series A,
1.200%, VRD	9,280,000	9,280,000

Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
1.450%, VRD	10,000,000	10,000,000

Sarpy County Hospital Authority No.1 Health Facilities Revenue
(Immanuel Health Systems),
Series B,
1.200%, VRD	5,050,000	5,050,000

		24,330,000

Nevada—0.47%
Clark County (Citigroup ROCS, Series RR-II R-11507),
1.850%, VRD(1),(2)	2,800,000	2,800,000

Clark County (JP Morgan PUTTERs, Series 3079),
1.830%, VRD(1),(2)	3,400,000	3,400,000

Las Vegas Valley Water District (Water Improvement),
Series B,
1.350%, VRD	8,900,000	8,900,000

		15,100,000

New Hampshire—0.39%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
1.600%, VRD	5,920,000	5,920,000

Series A,
0.450%, VRD	5,200,000	5,200,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—(concluded)
New Hampshire Health & Educational Facilities Authority
Revenue (Exeter Hospital Obligor Group),
Series B,
1.800%, VRD	$1,335,000	$1,335,000

		12,455,000

New Mexico—0.94%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	8,000,000	8,065,922

Hurley Pollution Control Revenue Updates (Kennecott Santa Fe),
1.150%, VRD	11,200,000	11,200,000

New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
1.500%, VRD	10,700,000	10,700,000

		29,965,922

New York—1.52%
New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
1.840%, VRD(1),(2)	4,785,000	4,785,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3-E,
1.150%, VRD	10,940,000	10,940,000

Series 3, Subseries 3-F,
1.150%, VRD	3,700,000	3,700,000

New York,
Subseries J-5,
1.200%, VRD	29,300,000	29,300,000

		48,725,000

North Carolina—3.87%
Charlotte Water & Sewer System Revenue,
Series B,
2.750%, VRD	30,000,000	30,000,000

Mecklenburg County Certificates of Participation,
Series A,
1.250%, VRD	23,490,000	23,490,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Mecklenburg County,
Series B,
2.800%, VRD	$7,270,000	$7,270,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Warren Wilson College),
1.500%, VRD	8,500,000	8,500,000

North Carolina (Public Improvement),
Series G,
2.000%, VRD	18,545,000	18,545,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.800%, VRD	23,985,000	23,985,000

University of North Carolina Revenues (Citigroup ROCS,
Series RR-II-R-11292),
1.850%, VRD(1),(2)	3,085,000	3,085,000

Wake County (School),
Series B,
1.770%, VRD	6,390,000	6,390,000

Wake County,
Series B,
2.800%, VRD	2,300,000	2,300,000

		123,565,000

Ohio—4.29%
Columbus (Citigroup ROCS, Series RR-II-R-11293),
1.850%, VRD(1),(2)	6,000,000	6,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
1.830%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
1.560%, VRD	3,530,000	3,530,000

Ohio (Common Schools),
Series D,
1.250%, VRD	20,000,000	20,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
1.830%, VRD(1),(2)	3,695,000	3,695,000

59

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio Higher Educational Facilities Revenue
(Case Western Reserve),
Series A,
1.500%, VRD	$17,000,000	$17,000,000

Series B-1,
1.150%, VRD	2,050,000	2,050,000

Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic),
Series B-3,
1.100%, VRD	16,475,000	16,475,000

Ohio Refunding Infrastructure Improvement,
Series B,
1.250%, VRD	10,000,000	10,000,000

Ohio University General Receipts,
Series B,
1.100%, VRD	39,600,000	39,600,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.750%, VRD	6,135,000	6,135,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy Nuclear),
Series B,
2.350%, VRD	10,000,000	10,000,000

		137,285,000

Oklahoma—0.46%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
1.500%, VRD	14,700,000	14,700,000

Oregon—2.86%
Oregon Facilities Authority Revenue (Lewis &
Clark College Project),
Series A,
1.750%, VRD	10,000,000	10,000,000

Oregon Facilities Authority Revenue (Peacehealth),
Series A,
1.350%, VRD	12,785,000	12,785,000

Series B,
1.350%, VRD	11,145,000	11,145,000

60

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Oregon—(concluded)
Series D,
1.350%, VRD	$7,000,000	$7,000,000

Oregon Tax Anticipation Notes,
Series A,
3.000%, due 06/30/09	5,000,000	5,042,175

Oregon (Veterans Welfare),
Series 86,
1.900%, VRD	8,310,000	8,310,000

Series 88B,
1.900%, VRD	11,400,000	11,400,000

Oregon,
Series 73 E,
1.350%, VRD	8,225,000	8,225,000

Series 73 G,
1.000%, VRD	17,600,000	17,600,000

		91,507,175

Pennsylvania—2.04%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.750%, VRD	19,800,000	19,800,000

Allegheny County Industrial Development Authority Revenue
(United Jewish Federation),
Series B,
1.680%, VRD	3,365,000	3,365,000

Geisinger Authority Health Systems (Geisinger Health Systems),
Series C,
1.000%, VRD	9,485,000	9,485,000

Pennsylvania Higher Educational Facilities Authority College &
University Revenues (St Joseph’s University),
Series A,
1.700%, VRD	7,830,000	7,830,000

Pennsylvania Higher Educational Facilities Authority Revenue
(St. Joseph’s University),
Series C,
1.720%, VRD	2,550,000	2,550,000

Philadelphia Hospitals & Higher Education Facilities Authority
Revenue (Children’s Hospital Project),
Series A,
1.200%, VRD	1,030,000	1,030,000

61

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Series B,
1.200%, VRD	$18,295,000	$18,295,000

Wilkes Barre,
Series B,
1.680%, VRD	2,840,000	2,840,000

		65,195,000

Rhode Island—0.16%
Rhode Island State & Providence Plantations Tax
Anticipation Notes,
3.500%, due 06/30/09	5,000,000	5,042,524

South Carolina—0.15%
South Carolina Jobs-Economic Development Authority
Economic Development Revenue Refunding
(Bon Secours Health),
Series D,
1.800%, due 11/05/08	4,900,000	4,900,000

Tennessee—3.49%
Chattanooga Health Educational & Housing Facility Board
Revenue Refunding (Siskin Rehabilitation Project),
0.800%, VRD	10,520,000	10,520,000

Clarksville Public Building Authority Revenue Pooled
Financing (Tennessee Municipal Bond Fund),
0.800%, VRD	7,725,000	7,725,000

Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue (Catholic Healthcare),
Series B,
1.850%, VRD	8,000,000	8,000,000

Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board Revenue
(Vanderbilt University),
Series A,
1.300%, VRD	12,160,000	12,160,000

Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.800%, VRD	48,000,000	48,000,000

Shelby County Public Improvement and School,
Series B,
1.450%, due 11/06/08	25,285,000	25,285,000

		111,690,000

62

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—9.78%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR MBIA Insured),
1.950%, VRD(1),(2)	$9,575,000	$9,575,000

Series RR-II-R-883WF (FGIC Insured),
2.100%, VRD(1),(2)	7,750,000	7,750,000

Bryan Independent School District (School Building)
(ABN AMRO MuniTops Certificates Trust,
Series 2007-20) (PSF-GTD),
1.820%, VRD(1),(2)	10,005,000	10,005,000

Dallas Waterworks & Sewer Systems Revenue
(JP Morgan PUTTERs, Series 1800B) (AMBAC Insured),
2.270%, VRD(1),(2)	1,515,000	1,515,000

Harris County Health Facilities Development Corp. Hospital
Revenue Refunding (Texas Children’s Hospital),
Series 3,
2.100%, VRD	4,970,000	4,970,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
1.100%, VRD	8,500,000	8,500,000

Harris County Health Facilities Development Corp. Revenue
Refunding (St. Luke’s Espiscopal),
Series A,
1.780%, VRD	10,000,000	10,000,000

Houston Higher Education Finance Corp. Higher Education
Revenue Refunding (Rice University Project),
Series A,
1.500%, VRD	4,770,000	4,770,000

Series B,
1.550%, VRD	6,700,000	6,700,000

Lower Neches Valley Authority Industrial Development
Corp. Exempt Facilities Revenue Refunding
(ExxonMobil Project),
Series A,
0.900%, VRD	5,620,000	5,620,000

Manor Independent School District (Citigroup ROCS,
Series RR-II-R-11178) (PSF-GTD),
1.850%, VRD(1),(2)	4,920,000	4,920,000

63

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Northwest Independent School District (Citigroup ROCS,
Series RR-II-R-11220) (PSF-GTD),
1.850%, VRD(1),(2)	$3,585,000	$3,585,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.750%, VRD	20,500,000	20,500,000

San Antonio Electric & Gas (JP Morgan PUTTERs, Series 2503),
1.830%, VRD(1),(2)	4,290,000	4,290,000

San Antonio Electric & Gas (Systems-Junior Lien),
2.050%, VRD	4,000,000	4,000,000

Southwest Higher Education Authority, Inc.
(Southern Methodist University),
1.250%, VRD	5,715,000	5,715,000

Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series B,
1.550%, VRD	5,325,000	5,325,000

Series E,
1.650%, VRD	4,525,000	4,525,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
1.850%, VRD(1),(2)	6,215,000	6,215,000

Texas (JP Morgan PUTTERs),
Series 2337,
1.830%, VRD(1),(2)	685,000	685,000

Series 2481,
1.830%, VRD(1),(2)	2,195,000	2,195,000

Series 2491,
1.830%, VRD(1),(2)	2,285,000	2,285,000

Series 2492,
1.830%, VRD(1),(2)	4,300,000	4,300,000

Series 2615,
1.830%, VRD(1),(2)	8,400,000	8,400,000

Series 2618,
1.830%, VRD(1),(2)	4,695,000	4,695,000

Series 3238,
1.830%, VRD(1),(2)	2,165,000	2,165,000

Texas Multi-Mode-Mobility Fund,
Series B,
1.400%, VRD	2,500,000	2,500,000

64

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
1.820%, VRD(1),(2)	$6,670,000	$6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
1.830%, VRD(1),(2)	4,000,000	4,000,000

Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	85,000,000	85,957,247

Travis County Certificates of Obligation,
3.500%, due 03/01/09	2,450,000	2,462,291

Tyler Health Facilities Development Corp. Hospital Revenue
(Mother Frances Hospital),
Series B,
1.500%, VRD	13,100,000	13,100,000

University of Texas University Revenues (Financing Systems),
Series B,
1.000%, VRD	11,730,000	11,730,000

Series B,
1.200%, VRD	23,200,000	23,200,000

University of Texas University Revenues Refunding
(Financing Systems),
Series B,
1.150%, VRD	9,785,000	9,785,000

		312,609,538

Utah—0.52%
Jordan School District (Pre-refunded with US Government
Securities to 12/15/08 @ 100),
5.000%, due 12/15/08	2,000,000	2,007,378

Murray City Hospital Revenue (IHC Health Services, Inc.),
Series A,
1.250%, VRD	880,000	880,000

Weber County Hospital Revenue (IHC Health Services),
Series C,
1.250%, VRD	13,800,000	13,800,000

		16,687,378

65

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Vermont—0.30%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
3.400%, VRD	$9,605,000	$9,605,000

Virginia—2.06%
Hanover County Economic Development Authority Revenue
Refunding (Bon Secours Health),
Series D-1,
1.800%, VRD	4,900,000	4,900,000

Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
1.200%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Revenue Refunding
(Bon Secours Health),
Series D-2,
1.440%, VRD	4,800,000	4,800,000

Virginia Small Business Financing Authority Revenue Refunding
(Children’s Hospital Kings),
2.300%, VRD	30,000,000	30,000,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
2.300%, VRD	22,675,000	22,675,000

		65,700,000

Washington—3.12%
Central Puget Sound Regional Transportation Authority Sales &
Use Tax Revenue (JP Morgan PUTTERs),
Series 2482, (FSA Insured),
2.570%, VRD(1),(2)	6,595,000	6,595,000

Series 2643Z,
1.830%, VRD(1),(2)	4,995,000	4,995,000

Central Puget Sound Regional Transportation Authority
Sales Tax & Motor (JP Morgan PUTTERs,
Series 2433) (FGIC Insured),
2.070%, VRD(1),(2)	8,985,000	8,985,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
2.270%, VRD(1),(2)	14,150,000	14,150,000

66

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Washington—(concluded)
King County Sewer Revenue (Junior Lien),
Series A,
1.750%, VRD	$7,280,000	$7,280,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (FSA Insured),
1.600%, VRD(1),(2)	5,085,000	5,085,000

University of Washington University Revenues (Bank of America
Austin Certificates, Series 2007-1016) (AMBAC Insured),
3.320%, VRD(1),(2)	5,000,000	5,000,000

Washington Health Care Facilities Authority Revenue
(Peacehealth),
Series B,
1.350%, VRD	3,000,000	3,000,000

Washington Health Care Facilities Authority Revenue
(Swedish Health Services),
1.580%, VRD	13,000,000	13,000,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
1.480%, VRD	7,585,000	7,585,000

Washington Motor Vehicle Fuel Tax,
Series B,
5.000%, due 07/01/09	5,810,000	5,935,394

Washington State (Citigroup ROCS,
Series RR-II-R-11298) (FSA Insured),
2.340%, VRD(1),(2)	4,985,000	4,985,000

Series RR-II-R-12220,
1.840%, VRD(1),(2)	4,800,000	4,800,000

Washington State Housing Finance Commission Nonprofit
Housing Revenue (Franke Tobey Jones Project),
1.150%, VRD	900,000	900,000

Washington State Housing Finance Commission Nonprofit
Housing Revenue (Rockwood Retirement Communities),
1.150%, VRD	7,300,000	7,300,000

		99,595,394

Wisconsin—0.29%
Oneida Tribe of Indians Health Facility Revenue,
1.500%, VRD	5,880,000	5,880,000

67

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—(concluded)
Wisconsin Clean Water Revenue (JP Morgan PUTTERs,
Series 2531),
1.830%, VRD(1),(2)	$3,510,000	$3,510,000

		9,390,000

Wyoming—0.33%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
1.490%, VRD	3,700,000	3,700,000

Series B,
1.150%, VRD	600,000	600,000

Uinta County Pollution Control Revenue Refunding
(AMOCO Project),
0.800%, VRD	6,200,000	6,200,000

		10,500,000

Total municipal bonds and notes (cost—$2,506,248,318)		2,506,248,318

Tax-exempt commercial paper—8.77%

Arizona—1.17%
Montgomery County,
1.710%, due 12/11/08	6,000,000	6,000,000

Phoenix Civic Improvement Corp. Water Systems,
1.750%, due 12/08/08	16,000,000	16,000,000

Salt River Agricultural Improvement,
1.650%, due 12/01/08	6,475,000	6,475,000

1.710%, due 12/11/08	9,000,000	9,000,000

		37,475,000

California—0.41%
Riverside County Transportation,
4.000%, due 11/04/08	13,000,000	13,000,000

Connecticut—0.21%
Yale University,
2.000%, due 12/10/08	6,640,000	6,640,000

Florida—0.15%
Kissimmee Utility Authority,
2.300%, due 11/05/08	4,800,000	4,800,000

68

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—0.19%
Illinois Educational Facilities Authority Revenue,
2.100%, due 12/31/08	$6,000,000	$6,000,000

Maryland—0.94%
Baltimore County,
2.400%, due 11/06/08	30,000,000	30,000,000

Massachusetts—0.38%
Boston Water & Sewer,
2.000%, due 11/17/08	4,600,000	4,600,000

Massachusetts Water Authority,
3.750%, due 11/07/08	7,500,000	7,500,000

		12,100,000

Minnesota—0.47%
Mayo Clinic,
1.750%, due 12/09/08	15,000,000	15,000,000

Nebraska—0.16%
Omaha Public Power District,
1.530%, due 11/13/08	5,000,000	5,000,000

Ohio—0.74%
Case Western University,
1.750%, due 12/09/08	13,800,000	13,800,000

Cleveland Clinic,
2.100%, due 12/04/08	10,000,000	10,000,000

		23,800,000

South Carolina—0.38%
South Carolina Public Service,
1.680%, due 12/11/08	12,090,000	12,090,000

Tennessee—0.59%
Tennessee State School Bond Authority,
1.580%, due 12/01/08	10,000,000	10,000,000

2.250%, due 12/10/08	9,000,000	9,000,000

		19,000,000

Texas—2.15%
City of Houston,
1.550%, due 11/10/08	10,000,000	10,000,000

Dallas Water & Sewer,
2.200%, due 01/28/09	14,384,000	14,384,000

69

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
Harris County Flood District,
1.800%, due 11/13/08	$11,550,000	$11,550,000

2.500%, due 11/13/08	1,350,000	1,350,000

Harris County Toll Road,
2.050%, due 11/10/08	3,000,000	3,000,000

Houston Combined Utility System,
1.700%, due 12/02/08	13,500,000	13,500,000

University of Texas,
1.700%, due 12/08/08	5,000,000	5,000,000

1.750%, due 12/10/08	10,000,000	10,000,000

		68,784,000

Vermont—0.39%
University of Vermont,
3.000%, due 12/08/08	6,265,000	6,265,000

3.000%, due 12/10/08	6,325,000	6,325,000

		12,590,000

Washington—0.44%
King County Sewer Revenue,
1.600%, due 11/06/08	6,400,000	6,400,000

Port of Seattle,
3.750%, due 11/07/08	7,500,000	7,500,000

		13,900,000

Total tax-exempt commercial paper (cost—$280,179,000)		280,179,000

	Number of
	shares

Money market funds(3)—7.16%

AIM Tax Free Investments,
1.700%	110,000,000	110,000,000

Blackrock Provident Municipal Fund,
1.882%	119,000,000	119,000,000

Total money market funds (cost—$229,000,000)		229,000,000

Total investments (cost—$3,015,427,318 which approximates
cost for federal income tax purposes)—94.33%		3,015,427,318

Other assets in excess of liabilities—5.67%		181,347,205

Net assets—100.00%		$3,196,774,523

70

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.38% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Rates shown reflect yield at October 31, 2008.
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
MBIA	MBIA, Inc.
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2008 and reset periodically.

Weighted average maturity—40 days

See accompanying notes to financial statements

71

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 to October 31, 2008.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

72

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

73

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,013.40	$0.51	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,008.00	$0.51	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,010.90	$0.00	0.00%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,025.21	0.00	0.00

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

74

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	52 days	51 days

Net assets (bln)	$10.8	$13.9

Portfolio composition(2)	10/31/08	04/30/08

Commercial paper	31.6%	41.3%

US government agency obligations	26.1	14.7

Short-term corporate obligations	13.0	13.6

Certificates of deposit	12.4	14.3

Repurchase agreements	4.7	8.6

Bank notes	4.6	1.6

US master note	3.3	2.2

Funding agreement	2.4	1.1

Time deposit	1.7	2.3

Money market funds	0.0 (3)	9.1

Other assets less liabilities	0.2	(8.8)

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

75

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	51 days	17 days

Net assets (bln)	$10.1	$6.7

Portfolio composition(2)	10/31/08	04/30/08

Repurchase agreements	51.5%	74.8%

US government obligations	48.5	25.2

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

76

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	40 days	23 days

Net assets (bln)	$3.2	$2.6

Portfolio composition(2)	10/31/08	04/30/08

Municipal bonds and notes	78.4%	74.2%

Tax-exempt commercial paper	8.8	17.6

Money market funds	7.2	7.3

Other assets less liabilities	5.6	0.9

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

77

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations
For the six months ended
October 31, 2008
(unaudited)

Prime Master Fund
Investment income:
Interest	$191,914,752

Securities lending income (includes $456,922 earned from an affiliated entity)	1,319,960

193,234,712

Expenses:
Investment advisory and administration fees	7,022,902

Trustees’ fees	29,010

Net expenses	7,051,912

Net investment income	186,182,800

Net realized loss from investment activities	(1,509,390)

Net increase in net assets resulting from operations	$184,673,410

Treasury Master Fund
Investment income:
Interest	$54,321,661

Securities lending income	230,261

54,551,922

Expenses:
Investment advisory and administration fees	3,524,629

Trustees’ fees	21,534

3,546,163

Less: Fee waiver by advisor	(3,862)

Net expenses	3,542,301

Net investment income	51,009,621

Net realized gain from investment activities	3,665

Net increase in net assets resulting from operations	$51,013,286

Tax-Free Master Fund
Investment income:
Interest	$35,547,050

Expenses:
Investment advisory and administration fees	1,639,023

Trustees’ fees	11,854

Interest expense	309

1,651,186

Less: Fee waiver by advisor	(1,652,153)

Net expenses	(967)

Net investment income	35,548,017

Net realized gain from investment activities	98,320

Net increase in net assets resulting from operations	$35,646,337

See accompanying notes to financial statements

78

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the six
	months ended	For the period
	October 31, 2008	August 28, 2007(1) to
	(unaudited)	April 30, 2008

Prime Master Fund

From operations:
Net investment income	$186,182,800	$351,483,841

Net realized gain (loss) from investment activities	(1,509,390)	2,834

Net increase in net assets resulting from operations	184,673,410	351,486,675

Net increase (decrease) in net assets from beneficial interest transactions	(3,366,052,985)	13,596,614,184

Net increase (decrease) in net assets	(3,181,379,575)	13,948,100,859

Net assets:
Beginning of period	13,948,100,859	—

End of period	$10,766,721,284	$13,948,100,859

Treasury Master Fund

From operations:
Net investment income	$51,009,621	$88,797,304

Net realized gains from investment activities	3,665	392,560

Net increase in net assets resulting from operations	51,013,286	89,189,864

Net increase in net assets from beneficial interest transactions	3,383,676,055	6,622,194,093

Net increase in net assets	3,434,689,341	6,711,383,957

Net assets:
Beginning of period	6,711,383,957	—

End of period	$10,146,073,298	$6,711,383,957

Tax-Free Master Fund

From operations:
Net investment income	$35,548,017	$33,034,582

Net realized gains from investment activities	98,320	324,901

Net increase in net assets resulting from operations	35,646,337	33,359,483

Net increase in net assets from beneficial interest transactions	519,012,627	2,608,756,076

Net increase in net assets	554,658,964	2,642,115,559

Net assets:
Beginning of period	2,642,115,559	—

End of period	$3,196,774,523	$2,642,115,559

(1)	Commencement of operations.

See accompanying notes to financial statements

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights
	For the six
	months ended		For the period
	October 31, 2008		August 28, 2007(1) to
	(unaudited)		April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$10,766,721		$13,948,101

Expenses to average net assets	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	2.64	%(2)	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$10,146,073		$6,711,384

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(2)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	1.44	%(2)	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$3,196,775		$2,642,116

Expenses to average net assets, net of fee waivers by advisor	0.00	%(2),(3)	0.00	%(2),(3)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	2.15	%(2)	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Funds’ own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Master Funds’ assets:

Prime Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$10,477,650,015	$260,000,000	$10,737,650,015

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

The following is a rollforward of the Fund’s assets that were using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)
Securities

Assets:
Beginning balance	$—

Accrued discounts/(premiums)	—

Total gains or losses (realized/unrealized) included in earnings	—

Purchases, sales, issuances and settlements (net)	$125,000,000

Transfers in and/or out of Level 3	135,000,000

Ending balance	$260,000,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 10/31/08	$—

Treasury Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$10,147,448,975	$—	$10,147,448,975

Tax-Free Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$3,015,427,318	$—	$3,015,427,318

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2008, UBS Global AM owed Tax-Free Master Fund $6,822 for the independent trustees fees.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At October 31, 2008, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the six months ended October 31, 2008, UBS Global AM reimbursed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through November 30, 2008. For the six months ended October 31, 2008, UBS Global AM voluntarily waived $1,650,877.

85

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2008, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$2,449,740,916

Treasury Master Fund	132,715,000,000

Tax-Free Master Fund	1,183,545,724

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and

86

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers had been approved as borrowers under each Master Fund’s securities lending program. UBS Securities LLC was the Master Funds’ lending agent. For the six months ended October 31, 2008, UBS Securities LLC earned $176,506 and $31,804, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Fund’s lending agent. At October 31, 2008, Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund did not have any securities on loan. Subsequent to the end of the fiscal period covered by this report, UBS Securities LLC exited the securities lending business, and State Street Bank and Trust Company became the Master Funds’ securities lending agent.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of Tax-Free Master Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended October 31, 2008, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $2,120,159 for 2 days with a related weighted average annualized interest rate of 2.62%, which resulted in $309 of interest expense.

Other liabilities
At October 31, 2008, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$198

* Excludes investment advisory and administration fees.

87

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	six months ended	period ended
Prime Master Fund	October 31, 2008	April 30, 2008*

Contributions	$11,672,587,307	$28,835,187,449

Withdrawals	(15,038,640,292)	(15,238,573,265)

Net increase (decrease) in beneficial interest	$(3,366,052,985)	$13,596,614,184

	For the	For the
	six months ended	period ended
Treasury Master Fund	October 31, 2008	April 30, 2008*

Contributions	$10,603,983,836	$11,602,791,250

Withdrawals	(7,220,307,781)	(4,980,597,157)

Net increase in beneficial interest	$3,383,676,055	$6,622,194,093

	For the	For the
	six months ended	period ended
Tax-Free Master Fund	October 31, 2008	April 30, 2008*

Contributions	$3,077,771,517	$5,538,506,447

Withdrawals	(2,558,758,890)	(2,929,750,371)

Net increase in beneficial interest	$519,012,627	$2,608,756,076

* The Master Fund commenced operations on August 28, 2007.

88

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

89

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 16, 2008, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a Management Contract between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”).

In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the contract. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of management agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year (or since inception period in the case of Tax-Free Master). The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and corresponding “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it

90

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had well over $700 billion of assets under management worldwide as of March 2008. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past year involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

91

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays a management and administration fee (the “Contractual Management Fee”) to UBS Global AM, and in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board also received and considered information comparing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the services provided and proposed to be provided to each Master Fund under the Management Contract.

92

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering each Master Fund’s performance, the board received and considered, with respect to those existing Feeder Funds with performance records, (a) annualized total return information of each Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2008 and (b) annualized performance information for each year since inception ended April 30, 2008. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

93

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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96

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Administrator (and Advisor for the Master Funds)
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©	2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Semiannual Report
October 31, 2008

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

December 16, 2008

Dear shareholder,
We present you with the semiannual report for the UBS Select Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund (the “Funds”) for the period from commencement through October 31, 2008.

Performance
 In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board lowered the federal funds rate twice during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This decrease caused the yields of the securities in which the Funds invest to decline, lowering the Funds’ yields.

The seven-day current yields for the Funds were as follows:

• UBS Select Prime Investor Fund: 2.39% as of October 31, 2008.

• UBS Select Treasury Investor Fund: 0.32% as of October 31, 2008.

• UBS Select Tax-Free Investor Fund: 1.27% as of October 31, 2008.
UBS Select Prime
Investor Fund

UBS Select Treasury
Investor Fund

Investment goals
(both Funds):
Maximum current income
consistent with liquidity and
capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 1, 2008 (Select Prime)
and September 18, 2008
(Select Treasury)

Dividend payments:
Monthly

UBS Select Tax-Free
Investor Fund

Investment goal:
Maximum current income
exempt from federal income
tax consistent with liquidity
and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset
Management (Americas) Inc.

Commencement:
September 22, 2008

Dividend payments:
Monthly

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UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 15.

An interview with the Portfolio Managers
Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Are the Funds participating?
A.	The Funds applied to participate in the Program shortly after it was announced by the US Treasury and have been accepted into it. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the Program. Shareholders in money market funds enrolled in the Program will be covered for the amounts they held as of the close of business on September 19, 2008 until at least April 30, 2009. Further important information about the Program appears at the end of this letter.

While the Funds have maintained their net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and continued to meet their stated goals of maintaining liquidity and principal stability, we are pleased to have the Funds participate in the Program to provide an added level of protection for covered shareholders. We want to reassure shareholders of the following:

• The Funds hold very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Funds in the volatile environment that prevailed during the reporting period.

• UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

*	Investments in the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency, except to the extent otherwise provided by the Program. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

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UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Q.	How long will the Program last?
A.	The Program will be in effect until April 30, 2009. Following that, the Secretary of the Treasury will review whether to further extend the Program, as well as the costs to provide the additional coverage. While the Treasury Secretary has the option to extend the Program up to the close of business on September 18, 2009, if he chooses not to extend the Program, it will end in April 2009.

Q.	What are the costs to the Funds to participate in the Program, and how will it impact the Funds’ yields?
A.	When the Program was introduced, it had an initial termination date of December 18, 2008. The Funds each paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The program was recently extended through April 30, 2009. The Funds paid an additional 0.015% fee (calculated on the same basis) to continue to participate through the extension date.

This cost will be absorbed by the Funds as a fund expense. We do expect that the Funds’ yields will decline as a result of the program participation fees, but believe that the extent of any yield decreases will be dependent on a number of factors outside of the Funds’ control, including fluctuations in the asset base of the Funds.

Q.	How would you describe the economic environment during the reporting period?
A.	US economic growth was mixed, but ultimately weakened over the course of the six-month reporting period. At the beginning of 2008, there were fears that a recession in the US—defined as two consecutive quarters of negative growth—was imminent. However, US gross domestic product (“GDP”) grew a surprising 0.9% during the first quarter of 2008. The Commerce Department then reported that second quarter 2008 GDP growth accelerated to 2.8%. This strong showing was due in part to rising exports and the declining dollar, which made US goods more attractive overseas. In addition, consumer spending strengthened, helped by the government’s tax rebate program.

However, economic growth weakened significantly in the third quarter of 2008. Given a sharp decline in personal spending, an intensification of the credit crunch and ongoing housing market weakness, the advance

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UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

estimate for third quarter GDP growth was –0.5%. Following the conclusion of the reporting period, the National Bureau of Economic Research, which is charged with officially dating recessions, declared that the US economy had been in one since December 2007.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	The Fed has been aggressive in attempting to stabilize the markets and keep the US economy from falling into a deep and prolonged recession. As the fallout from subprime mortgages escalated, the Fed moved into action, pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations.

During the reporting period, the Fed pumped billions of dollars into the financial system in an attempt to stabilize the markets following Lehman Brothers’ bankruptcy. It also announced an $85 billion rescue plan for insurance giant AIG. The US Treasury Department was actively involved as well, as it took over mortgage finance companies Fannie Mae and Freddie Mac.

The Fed also reduced the fed funds rate on two occasions during the reporting period, part of a string of rate decreases that began in September 2007. From that time through April 2008, the Fed reduced the rate from 5.25% to 2.0%—bringing it to its lowest level since 2004.

After holding rates steady for several months, the Fed again moved into action in October 2008. It first lowered rates on October 8, as the Fed joined several other central banks from around the world in a coordinated interest rate cut. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29. Together, these cuts brought the federal funds rate to 1.0%.

On December 16, after the reporting period ended, the Fed again reduced the rate, bringing it to a historic low. Citing the need to promote the resumption of sustainable economic growth and to preserve price stability in strained financial markets, the Fed cut the

4

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

rate to a range of between 0.0% and 0.25%, pledging to use “all available tools” to revive the US economy.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund” investing all of its assets in “master funds”—the Prime Master Fund, Treasury Master Fund, and the Tax-Free Master Fund, respectively. As always, quality, liquidity and yield remained paramount in our management process for the master funds in which the Funds invest.

	•	In the master fund in which UBS Select Prime Investor Fund invests, a significant portion of the portfolio was comprised of exposure to both commercial paper and US government and agency obligations, benefiting performance. In addition, the Fund held smaller positions in certificates of deposit and repurchase agreements.

Our process led us to be highly selective in terms of the types of commercial paper held in the portfolio. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) For example, we did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Rather, we emphasized multi-seller commercial paper programs, which we believed to be more stable.

As a result of our research and selection process, which emphasizes high-quality securities, we did not have any direct exposure to collateralized debt obligations (CDOs) or the subprime mortgage market.

	•	In the master fund in which UBS Select Treasury Investor Fund invests, we emphasized investments in repurchase agreements backed by Treasury obligations as well as Treasury securities holdings, including Treasury bills and notes. Repurchase agreements have the advantage of providing increased liquidity.

	•	In the master fund in which UBS Select Tax-Free Investor Fund invests, we focused on variable rate demand notes, or ”VRDNs,” which offered attractive rates throughout the period. At times during the

5

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

period, cash inflows and a lack of what we perceived to be very high-quality options in which to invest caused us to take defensive positions from time to time.

As a result of market conditions, the Fund made selective, limited investments in taxable overnight repurchase agreements backed by Treasury and agency securities, which benefited performance. Going forward, we will continue to search for highly liquid investments that offer minimal credit risk to the Fund.

Q.	Municipal bond insurance has been in the headlines in recent months. What is it, and how did it affect the UBS Select Tax-Free Investor Fund?
A.	In the past, many bond issuers used bond insurance to bolster the credit quality of securities that they planned to issue, with a goal of making it easier and less expensive to access the credit markets. Bond insurance was intended to strengthen credit quality by offering protection against default by the issuer or a downgrade if the bond issuer could not meet its obligations to pay interest and principal to bondholders in a timely manner. Historically, this also served to enhance the liquidity of insured bonds because there was greater demand among investors for highly rated securities. Companies whose primary line of business is to provide insurance services to one industry are called “monoline” insurers.

Prior to 2007, no major monoline insurer had ever been downgraded, or had defaulted. However, beginning in 2007, the severe weakness in the housing market and the global credit crisis caused subprime and adjustable rate mortgages and related securities to experience extreme strains. At the same time, many monoline bond insurers posted losses as the structured products they also insured appeared headed for default. As a result, several major insurers were downgraded, losing their AAA ratings from the major ratings agencies. At the end of the reporting period, only Assured Guaranty Corp., Financial Security Assurance and Berkshire Hathaway Assurance Corp. were rated AAA. We have also seen utilization of bond insurance fall precipitously. Previously, new municipal bond issuance backed by monoline insurers had been approaching 50%. Today, less than 10% of municipal bonds being issued are backed by monoline insurers.

6

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

During the reporting period, the turmoil in this portion of the market weighed heavily on the value of many municipal bonds, hurting their performance. While the Fund’s primary focus was not on insured bonds, it was negatively impacted by the issues related to monoline insurers. We expect that the market will increasingly focus on the underlying credit quality of the issuers of insured bonds.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	Overall, while the extraordinary actions by the Fed and other government initiatives to add liquidity and restore confidence have provided some relief to the credit-related issues plaguing the markets, we expect volatility to remain elevated. Given the ongoing credit crunch, the still-slowing housing market and a weakening labor market, the US economy could continue to contract in the upcoming months.

With regard to the municipal bond market, we believe that confidence in the broader capital markets must be restored in order for liquidity to improve and to again see fundamentals drive prices. In our opinion, the passage of the Emergency Economic Stabilization Act of 2008 could lay the foundation for the future health of bank balance sheets, helping to restore functionality to the short-term market.

In our opinion, the September 2008 flight to quality from the municipal market, in which investors sold municipal bonds in favor of US Treasury securities, was likely an overreaction. We believe that it was most likely a response to the high level of market emotion that appears to have often ignored the underlying fundamentals of individual securities. We believe that the municipal market currently offers numerous compelling opportunities, as a number of high-quality securities are attractively valued.

Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy. We are confident that our investment strategy and process—focused on underlying credit research and enhanced risk management—should enable us to capitalize on opportunities for the Funds.

7

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Special note regarding the UBS Select Tax-Free Investor Fund:
In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders for the related master fund to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Fund’s offering documents and as believed prudent or appropriate. These taxable investments were made by the Tax-Free Master Fund for a limited period of time during the reporting period, and represented a small percentage of its portfolio.

As a result of these investments, a portion of the Fund’s yields may not be as tax advantaged as ordinary municipal money market investments. However, we think that the higher yield paid on the taxable investments should at least partially offset any lost tax advantage. Of course, we will continue to manage the Fund so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

8

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Managing Director
UBS Select Tax-Free Investor Fund	UBS Global Asset Management
Head of the Americas	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas)Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the period from commencement of operations through October 31, 2008. The views and opinions in the letter were current as of December 15, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

9

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Temporary Guarantee Program for Money Market Funds
The Funds participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, each Fund paid fees as noted earlier in this report.

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund, which had approximately $50 billion in assets as of August 31, 2008.

The Program is designed to address temporary dislocations in credit markets. The Program will exist up to the close of business on April 30, 2009 but the Secretary of the Treasury can determine to extend the Program until September 18, 2009. If the Program is further extended, each fund can renew its participation and, upon payment of any additional participation fee, maintain coverage during any extension of the Program. The amount

10

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Temporary Guarantee Program for Money Market Funds (concluded)
of any such additional fee, if the Program is extended, would be announced by the Treasury at a later date. If the Secretary chooses not to renew the Program, the Program will terminate in April 2009. Neither this shareholder report, nor any participating fund, is in any manner approved, endorsed, sponsored or authorized by the Treasury.

A few highlights of the Program to keep in mind:

•	The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on April 30, 2009, unless extended by the United States Treasury.

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UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 to October 31, 2008 (except as otherwise indicated below).

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Please note that UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008 and September 22, 2008 respectively; therefore “Actual” expenses paid during the period reflect activity from August 1, 2008 to October 31, 2008, September 18 to October 31, 2008, and September 22, 2008 to October 31, 2008, respectively.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008 and September 22, 2008, respectively, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that each Fund’s expense ratio in effect during its initial period (August 1, 2008 to October 31, 2008, September 18, 2008 to October 31, 2008, and September 22, 2008 to October 31, 2008 respectively) also would have been in effect during the period from May 1, 2008 to October 31, 2008.

13

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Investor Fund(2)

		Ending
		account value		Expense ratio
	Beginning	October 31,	Expenses paid	during the
	account value	2008	during period	period

Actual	$1,000.00	$1,005.70	$1.21	0.48%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,022.79	2.45	0.48

UBS Select Treasury Investor Fund(2)

		Ending
		account value		Expense ratio
	Beginning	October 31,	Expenses paid	during the
	account value	2008	during period	period

Actual	$1,000.00	$1,000.40	$0.48	0.40%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.19	2.04	0.40

UBS Select Tax-Free Investor Fund(2)

		Ending
		account value		Expense ratio
	Beginning	October 31,	Expenses paid	during the
	account value	2008	during period	period

Actual	$1,000.00	$1,003.20	$0.38	0.35%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.44	1.79	0.35

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008 and September 22, 2008 respectively. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 92 divided by 365,44 divided by 365, and 40 divided by 365, respectively (to reflect actual days in the period for the actual example) and 184 divided by 365 (to reflect the one-half year period for the hypothetical example).

14

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	10/31/08

Seven-day current yield(1)	2.39%

Seven-day effective yield(1)	2.42

Weighted average maturity(2)	52 days

Net assets (mm)	$131.5

UBS Select Treasury Investor Fund

Yields and characteristics	10/31/08

Seven-day current yield(1)	0.32%

Seven-day effective yield(1)	0.32

Weighted average maturity(2)	51 days

Net assets (mm)	$175.0

UBS Select Tax-Free Investor Fund

Yields and characteristics	10/31/08

Seven-day current yield(1)	1.27%

Seven-day effective yield(1)	1.28

Weighted average maturity(2)	40 days

Net assets (mm)	$98.6

(1)	Yields will fluctuate, and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, except to the extent otherwise provided by the Temporary Guarantee Program for Money Market Funds. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

15

UBS Select Prime Investor Fund

Statement of assets and liabilities—October 31, 2008
(unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$131,569,408)	$131,569,408

Other assets	1,537

Total assets	131,570,945

Liabilities:
Payable to affiliates	18,677

Dividends payable to shareholders	2,147

Accrued expenses and other liabilities	11,472

Total liabilities	32,296

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 131,538,798 outstanding	131,538,798

Accumulated net realized loss from investment activities	(149)

Net assets	$131,538,649

Net asset value per share	$1.00

See accompanying notes to financial statements

16

UBS Select Treasury Investor Fund

Statement of assets and liabilities—October 31, 2008
(unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$175,106,266)	$175,106,266

Other assets	172

Total assets	175,106,438

Liabilities:
Payable to affiliates	27,603

Dividends payable to shareholders	22,398

Accrued expenses and other liabilities	12,712

Total liabilities	62,713

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 175,043,660	175,043,660

Accumulated net realized gain from investment activities	65

Net assets	$175,043,725

Net asset value per share	$1.00

See accompanying notes to financial statements

17

UBS Select Tax-Free Investor Fund

Statement of assets and liabilities—October 31, 2008
(unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$98,696,007)	$98,696,007

Liabilities:
Dividends payable to shareholders	107,646

Payable to affiliates	13,211

Accrued expenses and other liabilities	12,219

Total liabilities	133,076

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 98,562,931 outstanding	98,562,931

Net assets	$98,562,931

Net asset value per share	$1.00

See accompanying notes to financial statements

18

UBS Select Prime Investor Fund

Statement of operations

For the period
August 1, 2008(1) to
October 31, 2008
(unaudited)

Investment income:
Interest income allocated from Master	$299,057

Securities lending income allocated from Master	3,934

Expenses allocated from Master	(10,523)

Net investment income allocated from Master	292,468

Expenses:
Service and distribution fees	37,968

Administration fees	10,512

Professional fees	5,741

State registration fees	4,521

Reports and notices to shareholders	1,628

Custody and accounting fees	1,085

Transfer agency and related services fees	776

US Treasury Temporary Guarantee Program Participation fees	768

Trustees’ fees	588

Other expenses	2,163

65,750

Less: Fee waivers by administrator	(26,238)

Net expenses	39,512

Net investment income	252,956

Net realized loss from investment activities allocated from Master	(149)

Net increase in net assets resulting from operations	$252,807

(1) Commencement of operations.

See accompanying notes to financial statements

19

UBS Select Treasury Investor Fund

Statement of operations

For the period
September 18, 2008(1) to
October 31, 2008
(unaudited)

Investment income:
Interest income allocated from Master	$80,456

Securities lending income allocated from Master	3,947

Expenses allocated from Master	(14,722)

Waivers allocated from Master	1

Net investment income allocated from Master	69,682

Expenses:
Service and distribution fees	51,518

Administration fees	14,719

Professional fees	5,741

State registration fees	4,521

Reports and notices to shareholders	1,628

Transfer agency and related services fees	1,442

Custody and accounting fees	1,085

Trustees’ fees	588

US Treasury Temporary Guarantee Program Participation fees	86

Other expenses	937

82,265

Less: Fee waivers by administrator	(38,634)

Net expenses	43,631

Net investment income	26,051

Net realized gain from investment activities allocated from Master	65

Net increase in net assets resulting from operations	$26,116

(1) Commencement of operations.

See accompanying notes to financial statements

20

UBS Select Tax-Free Investor Fund

Statement of operations

For the period
September 22, 2008(1) to
October 31, 2008
(unaudited)

Investment income:
Interest income allocated from Master	$224,406

Expenses allocated from Master	(7,954)

Interest expense allocated from Master	(1)

Waivers allocated from Master	7,978

Net investment income allocated from Master	224,429

Expenses:
Service and distribution fees	27,814

Administration fees	7,947

Professional fees	5,741

State registration fees	4,521

Reports and notices to shareholders	1,628

Custody and accounting fees	1,085

Transfer agency and related services fees	745

Trustees’ fees	588

Other expenses	1,034

51,103

Less: Fee waivers by administrator	(23,290)

Net expenses	27,813

Net investment income	196,616

Net increase in net assets resulting from operations	$196,616

(1) Commencement of operations.

See accompanying notes to financial statements

21

UBS Select Prime Investor Fund

Statement of changes in net assets

For the period
August 1, 2008(1) to
October 31, 2008
(unaudited)

From operations:
Net investment income	$252,956

Net realized loss from investment activities	(149)

Net increase in net assets resulting from operations	252,807

Dividends to shareholders from:
Net investment income	(252,956)

Net increase in net assets from beneficial interest transactions	131,538,798

Net increase in net assets	131,538,649

Net assets:
Beginning of period	—

End of period	$131,538,649

Accumulated undistributed net investment income	$—

(1) Commencement of operations.

See accompanying notes to financial statements

22

UBS Select Treasury Investor Fund

Statement of changes in net assets

For the period
September 18, 2008(1) to
October 31, 2008
(unaudited)

From operations:
Net investment income	$26,051

Net realized gain from investment activities	65

Net increase in net assets resulting from operations	26,116

Dividends to shareholders from:
Net investment income	(26,051)

Net increase in net assets from beneficial interest transactions	175,043,660

Net increase in net assets	175,043,725

Net assets:
Beginning of period	—

End of period	$175,043,725

Accumulated undistributed net investment income	$—

(1) Commencement of operations.

See accompanying notes to financial statements

23

UBS Select Tax-Free Investor Fund

Statement of changes in net assets

For the period
September 22, 2008(1) to
October 31, 2008
(unaudited)

From operations:
Net investment income	$196,616

Net increase in net assets resulting from operations	196,616

Dividends to shareholders from:
Net investment income	(196,616)

Net increase in net assets from beneficial interest transactions	98,562,931

Net increase in net assets	98,562,931

Net assets:
Beginning of period	—

End of period	$98,562,931

Accumulated undistributed net investment income	$—

(1) Commencement of operations.

See accompanying notes to financial statements

24

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period
	August 1, 2008(1) to
	October 31, 2008
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.006

Dividends from net investment income	(0.006)

Net asset value, end of period	$1.00

Total investment return(2)	0.57%

Ratios/supplemental data:
Net assets, end of period (000’s)	$131,539

Expenses to average net assets, net of fee waivers by administrator	0.48	%(3),(4)

Expenses to average net assets, before fee waivers by administrator	0.73	%(3),(4)

Net investment income to average net assets	2.41	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

25

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period
	September 18, 2008(1) to
	October 31, 2008
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000	(2)

Dividends from net investment income	(0.000	)(2)

Net asset value, end of period	$1.00

Total investment return(3)	0.04%

Ratios/supplemental data:
Net assets, end of period (000’s)	$175,044

Expenses to average net assets, net of fee waivers by advisor/administrator	0.40	%(4),(5)

Expenses to average net assets, before fee waivers by advisor/administrator	0.66	%(4),(5)

Net investment income to average net assets	0.18	%(4),(5)

(1)	Commencement of operations.
(2)	Amount of net investment income and distribution paid represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

26

UBS Select Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period
	September 22, 2008(1) to
	October 31, 2008
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.003

Dividends from net investment income	(0.003)

Net asset value, end of period	$1.00

Total investment return(2)	0.32%

Ratios/supplemental data:
Net assets, end of period (000’s)	$98,563

Expenses to average net assets, net of fee waivers by advisor/administrator	0.35	%(3),(4)

Expenses to average net assets, before fee waivers by advisor/administrator	0.74	%(3),(4)

Net investment income to average net assets	2.47	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

27

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008 respectively. The Trust is a series mutual fund with fourteen series: the Funds, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund”). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (1.22% for Prime Investor Fund, 1.72% for Treasury Investor Fund and 3.09% for Tax-Free Investor Fund at October 31, 2008). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that

28

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

29

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At October 31, 2008, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM $10,709, $14,719, and $8,688, respectively, for administrative services.

For the period August 1, 2008 through August 27, 2008, UBS Global AM was contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses with respect to UBS Select Prime Investor Fund so that the Fund’s total ordinary annual operating expenses (excluding interest expense, if any, and extraordinary items) would not exceed 0.70%. During the period August 28, 2008 through August 31, 2009, UBS Global AM is contractually obligated to waive all or a portion of its administration fees and or to reimburse certain operating expenses so that UBS Select Prime Investor Fund’s total ordinary annual operating expenses through August 31, 2009 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that UBS Select Treasury Investor Fund’s and UBS Select Tax-Free Investor Fund’s total ordinary annual operating expenses through August 31, 2009 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At October 31, 2008, UBS Global AM owes UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund $20,869, $23,304 and $19,317 for fee waivers and/or expense reimbursements, respectively. For the period ended October 31, 2008, UBS Global AM was contractually obligated to waive $21,378, $23,304 and $19,317, respectively. Each Fund will repay UBS Global AM for any such waived fees/reimbursed expenses pursuant to these contractual arrangements to the extent that it can do so over the three fiscal years following August 31, 2009, without causing a Fund’s expenses in any of those three years to exceed such expense cap.

30

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

In addition to the contractual arrangements discussed in the preceding paragraph, UBS Global AM voluntarily waived fees and/or reimbursed expenses further for UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund during the report period. At October 31, 2008 UBS Global AM owed the Fund $4,803, $15,330 and $3,973 for these additional fee waivers and/or expense reimbursements, respectively. For the period ended October 31, 2008, UBS Global AM voluntarily waived $4,860, $15,330 and $3,973, respectively.

Service and distribution plans
 UBS Global Asset Management (US) Inc. (’UBS Global AM—US”) is the principal underwriter of the Funds’ shares. For the period August 1, 2008 through August 27, 2008, UBS Select Prime Investor Fund paid UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.25%, respectively, of the average daily net assets. During the period August 28, 2008 through October 31, 2008, UBS Select Prime Investor Fund paid UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.10% respectively, of the average daily net assets. UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund each paid UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.10%, respectively, of the average daily net assets. At October 31, 2008, the UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund owed UBS Global AM—US $33,640, $51,518 and $27,813 in distribution and service fees, respectively. In addition to UBS Global AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse fund expenses so that total ordinary annual operating expenses do not exceed 0.45%. Once started, there is no guarantee that this additional voluntary amount will continue to be waived and/or expenses reimbursed.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes

31

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions will be determined at the end of the Funds’ fiscal year ending April 30, 2009.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Funds’ fiscal year ending April 30, 2009.

For the period ended October 31, 2008, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of operations. During the period, the Funds did not incur any interest or penalties.

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

For the period ended
Prime Investor Fund	October 31, 2008(1)

Shares sold	197,063,151

Shares repurchased	(65,768,797)

Dividends reinvested	244,444

Net increase in shares outstanding	131,538,798

For the period ended
Treasury Investor Fund	October 31, 2008(2)

Shares sold	270,733,579

Shares repurchased	(95,692,130)

Dividends reinvested	2,211

Net increase in shares outstanding	175,043,660

32

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

For the period ended
Tax-Free Investor Fund	October 31, 2008(3)

Shares sold	182,237,684

Shares repurchased	(83,716,331)

Dividends reinvested	41,578

Net increase in shares outstanding	98,562,931

(1)	The Fund commenced operations on August 1, 2008.
(2)	The Fund commenced operations on September 18, 2008.
(3)	The Fund commenced operations on September 22, 2008.

US Treasury Temporary Guarantee Program for US Money Market Funds
Each Fund participates in the US Treasury Department Temporary Guarantee Program for US Money Market Funds. The program covers shareholders of mutual funds as of the close of business on September 19, 2008. The program originally was set to expire on December 18, 2008, but has been extended until April 30, 2009. Each Fund bears the cost of participating in this program, as this is not an expense borne by a Fund’s advisor. Each Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. Subsequent to the close of the fiscal reporting period, the program was extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program. (Although Tax-Free Investor Fund did not commence investment operations until September 22, 2008, shares had been sold to an initial investor prior to September 19, 2008.)

33

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
UBS Select Treasury Investor Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2008 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2009.

34

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US government agency obligations—26.06%

Federal Farm Credit Bank
1.030%, due 11/21/08(1)	$94,500,000	$94,499,490

Federal Home Loan Bank
0.855%, due 11/03/08(1)	175,000,000	175,000,000

1.110%, due 11/15/08(1)	90,000,000	90,000,000

2.687%, due 11/18/08(1)	220,000,000	220,000,000

2.599%, due 11/19/08(1)	173,000,000	173,000,000

3.199%, due 11/27/08(1)	350,000,000	350,000,000

2.817%, due 12/10/08(1)	95,000,000	95,000,000

2.400%, due 01/02/09(2)	100,000,000	99,586,667

2.340%, due 04/07/09(2)	102,000,000	100,959,090

2.100%, due 04/09/09(2)	145,000,000	143,655,125

2.500%, due 04/14/09(2)	53,850,000	53,236,708

2.400%, due 05/13/09	140,000,000	139,986,305

2.820%, due 07/10/09	120,000,000	120,000,000

Federal Home Loan Mortgage Corp.*
4.364%, due 11/17/08(1)	32,500,000	32,490,930

2.650%, due 03/10/09(2)	75,000,000	74,287,813

2.800%, due 04/06/09(2)	125,000,000	123,483,333

2.750%, due 04/07/09(2)	125,000,000	123,500,868

2.625%, due 06/12/09	130,000,000	130,000,000

Federal National Mortgage Association*
0.540%, due 11/03/08(1)	200,000,000	200,000,000

3.356%, due 01/28/09(1)	167,500,000	167,464,913

1.840%, due 04/08/09(2)	100,000,000	99,192,444

Total US government agency obligations (cost—$2,805,343,686)		2,805,343,686

Bank notes—4.59%

Banking-non-US—0.79%
Bank of Scotland PLC
3.790%, due 11/03/08(1),(3)	85,000,000	85,000,000

Banking-US—3.80%
US Bank N.A.
2.960%, due 03/10/09	138,000,000	137,997,555

Wachovia Bank N.A. (Charlotte)
4.418%, due 01/05/09(1)	125,000,000	125,000,000

35

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Bank notes—(concluded)

Banking-US—(concluded)
Wells Fargo Bank N.A.
4.338%, due 11/19/08(1)	$146,500,000	$146,500,000

		409,497,555

Total bank notes (cost—$494,497,555)		494,497,555

Time deposit—1.67%

Banking-non-US—1.67%
KBC Bank NV, Cayman Islands
0.125%, due 11/03/08 (cost—$180,000,000)	180,000,000	180,000,000

Certificates of deposit—12.36%

Banking-non-US—10.54%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	98,500,000	98,500,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.810%, due 11/19/08	125,000,000	125,000,000

Barclays Bank PLC
3.020%, due 02/23/09	140,000,000	140,000,000

BNP Paribas
3.180%, due 08/24/09	75,000,000	75,000,000

Calyon N.A., Inc.
3.140%, due 02/20/09	48,700,000	48,702,916

3.170%, due 06/02/09	120,000,000	120,000,000

Deutsche Bank AG
3.414%, due 12/22/08(1)	125,000,000	125,000,000

Norinchukin Bank Ltd.
2.790%, due 11/13/08	150,000,000	150,000,000

Royal Bank of Scotland
2.850%, due 11/06/08	126,000,000	126,000,000

Svenska Handelsbanken
5.139%, due 01/13/09(1)	127,000,000	127,000,000

		1,135,202,916

Banking-US—1.82%
Citibank N.A.
3.300%, due 01/22/09	97,750,000	97,750,000

State Street Bank & Trust Co.
3.750%, due 01/20/09	97,750,000	97,750,000

		195,500,000

Total certificates of deposit (cost—$1,330,702,916)		1,330,702,916

36

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—31.68%

Asset backed-banking—0.92%
Atlantis One Funding
4.000%, due 12/04/08	$100,000,000	$99,633,333

Asset backed-miscellaneous—22.15%
Amsterdam Funding Corp.
3.900%, due 12/05/08	199,700,000	198,964,438

Atlantic Asset Securitization LLC
4.050%, due 11/06/08	170,000,000	169,904,375

4.000%, due 11/19/08	65,000,000	64,870,000

Barton Capital LLC
4.000%, due 11/04/08	125,000,000	124,958,333

Bryant Park Funding LLC
4.000%, due 11/03/08	80,298,000	80,280,156

4.250%, due 11/12/08	44,000,000	43,942,861

2.750%, due 12/02/08	75,000,000	74,822,396

Chariot Funding LLC
2.650%, due 11/14/08	63,357,000	63,296,371

2.650%, due 11/17/08	45,208,000	45,154,755

2.750%, due 11/18/08	50,000,000	49,935,069

2.650%, due 11/20/08	44,477,000	44,414,794

Falcon Asset Securitization Corp.
4.000%, due 11/14/08	131,000,000	130,810,778

2.650%, due 11/24/08	44,000,000	43,925,506

Jupiter Securitization Co. LLC
2.650%, due 11/24/08	86,000,000	85,854,397

Kitty Hawk Funding Corp.
4.150%, due 01/12/09	100,000,000	99,170,000

Old Line Funding Corp.
4.400%, due 01/09/09	65,000,000	64,451,833

Regency Markets No.1 LLC
2.900%, due 11/17/08	47,760,000	47,698,443

2.800%, due 12/04/08	132,300,000	131,960,430

Sheffield Receivables Corp.
3.850%, due 11/18/08	125,000,000	124,772,743

4.100%, due 12/04/08	75,000,000	74,718,125

37

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(concluded)

Asset backed-miscellaneous—(concluded)
Thunderbay Funding
4.200%, due 11/17/08	$50,000,000	$49,906,667

4.500%, due 01/08/09	75,000,000	74,362,500

4.400%, due 01/09/09	75,000,000	74,367,500

Variable Funding Capital Corp.
2.800%, due 12/04/08	100,000,000	99,743,333

Windmill Funding Corp.
3.900%, due 12/05/08	130,700,000	130,218,588

4.150%, due 01/08/09	50,000,000	49,608,056

Yorktown Capital LLC
4.000%, due 12/08/08	47,026,000	46,832,671

3.450%, due 01/23/09	96,655,000	95,886,190

		2,384,831,308

Automobile OEM—0.77%
American Honda Finance Corp.
2.350%, due 12/08/08	43,000,000	42,896,143

2.350%, due 12/09/08	40,000,000	39,900,778

		82,796,921

Banking-US—3.67%
Dexia Delaware LLC
0.740%, due 11/03/08	200,000,000	199,991,778

ING (US) Funding LLC
2.720%, due 11/04/08	95,000,000	94,978,467

Societe Generale N.A., Inc.
2.780%, due 11/14/08	100,000,000	99,899,611

		394,869,856

Brokerage—1.86%
Greenwich Capital Holdings, Inc.
0.500%, due 11/03/08	200,000,000	199,994,444

Consumer products-non durables—1.39%
Procter & Gamble International Funding SCA
1.850%, due 11/19/08	150,000,000	149,861,250

Telecom-wirelines—0.92%
AT&T, Inc.
1.600%, due 12/02/08	99,000,000	98,863,600

Total commercial paper (cost—$3,410,850,712)		3,410,850,712

38

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US master note—3.25%

Brokerage—3.25%
Banc of America Securities LLC
0.500%, due 11/03/08(1),(4)
(cost—$350,000,000)	$350,000,000	$350,000,000

Funding agreement—2.42%

Insurance-life—2.42%
Metropolitan Life Insurance Co. of CT
4.283%, due 11/04/08(1),(5)
(cost—$260,000,000)	260,000,000	260,000,000

Short-term corporate obligations—13.02%

Automobile OEM—0.62%
American Honda Finance Corp.
2.910%, due 11/20/08(1),(3)	67,000,000	67,014,948

Banking-non-US—8.48%
ANZ National International Ltd.
3.037%, due 12/10/08(1),(3)	122,000,000	122,000,000

BNP Paribas
3.014%, due 11/13/08(1)	60,000,000	60,000,000

ING Bank NV
3.132%, due 11/24/08(1),(3)	140,000,000	140,000,000

Lloyds TSB Group PLC
3.102%, due 11/07/08(1),(3)	150,000,000	150,000,000

National Australia Bank Ltd.
3.025%, due 12/08/08(1),(3)	54,000,000	54,000,000

Nordea Bank AB
3.891%, due 01/26/09(1),(3)	167,000,000	167,000,000

Rabobank Nederland
2.9925%, due 11/10/08(1),(3)	75,000,000	75,000,000

Westpac Banking Corp.
2.700%, due 04/09/09(3)	145,000,000	145,000,000

		913,000,000

Banking-US—0.93%
HSBC Bank USA, Inc.
5.219%, due 01/14/09(1)	100,000,000	100,000,000

39

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Finance-captive automotive—2.99%
Toyota Motor Credit Corp.
0.800%, due 11/03/08(1)	$140,000,000	$140,000,000

1.270%, due 01/03/09(1)	87,250,000	87,250,000

1.320%, due 11/10/08(1)	95,000,000	95,000,000

		322,250,000

Total short-term corporate obligations (cost—$1,402,264,948)		1,402,264,948

Repurchase agreements—4.68%

Repurchase agreement dated 10/31/08 with
Barclays Bank PLC, 0.200% due 11/03/08,
collateralized by $81,750,000 Federal Home Loan Bank
obligations, 5.375% due 09/30/22, and $170,598,000
Federal Home Loan Mortgage Corp. obligations, 4.125%
due 02/24/11 to 12/21/12; (value—$255,000,506);
proceeds: $250,004,167	250,000,000	250,000,000

Repurchase agreement dated 10/31/08 with
Deutsche Bank Securities, Inc., 0.200% due 11/03/08,
collateralized by $124,235,000 Federal Home Loan Bank
obligations, 4.300% to 5.375% due 11/28/11 to 09/30/22,
$70,000,000 Federal Home Loan Mortgage Corp. obligations,
2.550% due 05/13/09, and $61,710,000 Federal National
Mortgage Association obligations, 4.950% to 5.750%
due 02/13/18 to 04/19/35; (value—$255,000,622);
proceeds: $250,004,167	250,000,000	250,000,000

Repurchase agreement dated 10/31/08 with
State Street Bank & Trust Co., 0.010% due 11/03/08,
collateralized by $4,094,198 US Treasury Bills,
zero coupon due 12/26/08; (value—$4,073,727);
proceeds: $3,990,003	3,990,000	3,990,000

Total repurchase agreements (cost—$503,990,000)		503,990,000

40

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Number of
	shares	Value

Money market funds(6)—0.00%

BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	33	$33

UBS Private Money Market Fund LLC,(7)
1.669%	165	165

Total money market funds (cost—$198)		198

Total investments (cost—$10,737,650,015 which
approximates cost for federal income tax purposes)—99.73%		10,737,650,015

Other assets in excess of liabilities—0.27%		29,071,269

Net assets—100.00%		$10,766,721,284

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by these organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2008 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.33% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.25% of net assets, is considered liquid and restricted as of October 31, 2008.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	Value at	of net
security	date(8)	cost	assets	10/31/08	assets

Banc of America
Securities LLC,
0.500%, 11/03/08	10/31/08	$350,000,000	3.25%	$350,000,000	3.25%

(5)	The security detailed in the table below, which represents 2.42% of net assets, is considered illiquid and restricted as of October 31, 2008.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	Value at	of net
security	date(8)	cost	assets	10/31/08	assets

Metropolitan Life
Insurance Co. of CT.,
4.283%, 11/04/08	10/01/08	$260,000,000	2.42%	$260,000,000	2.42%

41

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

(6)	Rates shown reflect yield at October 31, 2008.
(7)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/08	10/31/08	10/31/08	10/31/08	10/31/08

UBS Private
Money Market
Fund LLC	$234,656,346	$1,932,235,354	$2,166,891,535	$165	$456,922

(8)	Acquisition dates represent most recent reset dates on variable rate securities.
OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments

United States	73.6%

United Kingdom	7.4

Japan	5.6

France	2.8

Sweden	2.7

Netherlands	2.0

Australia	1.9

Belgium	1.7

Germany	1.2

New Zealand	1.1

Total	100%

Weighted average maturity—52 days

See accompanying notes to financial statements

42

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US government obligations—48.46%

US Cash Management Bills
1.110%, due 04/29/09(1)	$250,000,000	$248,620,208

1.430%, due 06/24/09(1)	150,000,000	148,599,792

US Treasury Bills
0.400%, due 11/28/08(1)	250,000,000	249,925,000

1.940%, due 11/28/08(1)	110,000,000	109,839,950

0.100%, due 12/04/08(1)	41,000,000	40,996,242

0.440%, due 12/04/08(1)	250,000,000	249,899,167

0.550%, due 12/11/08(1)	250,000,000	249,847,222

0.700%, due 12/11/08(1)	500,000,000	499,611,111

0.230%, due 12/18/08(1)	32,000,000	31,990,391

0.250%, due 12/18/08(1)	75,000	74,975

0.300%, due 12/18/08(1)	200,000,000	199,921,667

1.960%, due 12/18/08(1)	140,000,000	139,641,755

2.205%, due 12/26/08(1)	100,000,000	99,663,125

1.560%, due 01/08/09(1)	200,000,000	199,410,667

0.740%, due 01/15/09(1)	500,000,000	499,229,167

0.749%, due 01/15/09(1)	250,000,000	249,609,635

0.990%, due 01/22/09(1)	150,000,000	149,661,750

1.100%, due 01/22/09(1)	50,000,000	49,874,722

1.180%, due 01/29/09(1)	150,000,000	149,562,417

1.070%, due 02/26/09(1)	100,000,000	99,652,250

1.274%, due 03/05/09(1)	150,000,000	149,341,508

1.050%, due 03/19/09(1)	100,000,000	99,597,500

1.380%, due 03/26/09(1)	85,000,000	84,527,542

1.665%, due 03/26/09(1)	100,000,000	99,329,375

1.019%, due 04/09/09(1)	500,000,000	497,748,604

1.640%, due 07/02/09(1)	100,000,000	98,893,000

1.470%, due 08/27/09(1)	125,000,000	123,473,854

1.940%, due 09/24/09(1)	100,000,000	98,237,379

Total US government obligations (cost—$4,916,779,975)		4,916,779,975

43

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreements—51.55%

Repurchase agreement dated 10/31/08 with Banc of
America, 0.100% due 11/03/08, collateralized by
$847,261,400 US Treasury Notes, 4.750% to 6.500%
due 02/28/09 to 02/15/10; (value—$867,000,014);
proceeds: $850,007,083	$850,000,000	$850,000,000

Repurchase agreement dated 10/31/08 with Barclays
Bank PLC, 0.150% due 11/03/08, collateralized
by $84,534,800 US Treasury Bonds, 5.250%
due 02/15/29, $1,091,773,000 US Treasury Bonds
Principal Strips, 8.000% due 11/15/21 and
$641,153,100 US Treasury Notes, 3.875% to 4.500%
due 05/15/17 to 05/15/18; (value—$1,326,000,027);
proceeds: $1,300,016,250	1,300,000,000	1,300,000,000

Repurchase agreement dated 10/31/08 with Deutsche
Bank, 0.100% due 11/03/08, collateralized
by $202,165,225 US Treasury Bills, zero coupon
due 01/15/09, $270,629,443 US Treasury Bonds,
7.250% to 11.750% due 11/15/14 to 03/15/22,
$182,109,082 US Treasury Inflation Index Bonds
1.750% due 01/15/28, $344,564,526 US Treasury
Inflation Index Notes, 2.000% due 01/15/16 and
$228,798,481 US Treasury Notes 4.875% due
07/31/11; (value—$1,306,212,058);
proceeds: $1,280,610,672	1,280,600,000	1,280,600,000

Repurchase agreement dated 10/31/08 with Deutsche
Bank, 0.200% due 11/03/08, collateralized
by $47,360,275 US Treasury Bills, zero coupon
due 01/15/09, $63,399,057 US Treasury Bonds,
7.250% to 11.750% due 11/15/14 to 08/15/22,
$42,661,818 US Treasury Inflation Index Bonds
1.750% due 01/15/28, $80,719,474 US Treasury
Inflation Index Notes, 2.000% due 01/15/16 and
$53,599,519 US Treasury Notes 4.875% due
07/31/11; (value—$306,000,014);
proceeds: $300,005,000	300,000,000	300,000,000

Repurchase agreement dated 10/31/08 with Merrill
Lynch & Co., 0.100% due 11/03/08, collateralized
by $462,091,000 US Treasury Bonds, 6.000% to
12.500% due 08/15/14 to 08/15/26 and $238,304,000
US Treasury Notes, 3.125% to 4.500% due
04/15/09 to 8/15/15; (value—$816,002,801);
proceeds: $800,006,667	800,000,000	800,000,000

44

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/08 with Morgan
Stanley & Co., 0.100% due 11/03/08, collateralized
by $68,002,000 US Treasury Bond Interest Strips, zero
coupon due 11/15/18 to 11/15/19 and $1,685,316,000
US Treasury Bond Principal Strips, 4.500% to 8.000%
due 11/15/21 to 02/15/37; (value—$714,000,302);
proceeds: $700,005,833	$700,000,000	$700,000,000

Repurchase agreement dated 10/31/08 with
State Street Bank & Trust Co., 0.010% due 11/03/08,
collateralized by $70,802 US Treasury Bills,
zero coupon due 12/26/08; (value—$70,448);
proceeds: $69,000	69,000	69,000

Total repurchase agreements (cost—$5,230,669,000)		5,230,669,000

Total investments (cost—$10,147,448,975 which approximates
cost for federal income tax purposes)—100.01%		10,147,448,975

Liabilities in excess of other assets—(0.01)%		(1,375,677)

Net assets—100.00%		$10,146,073,298

(1)	Interest rate shown is the discount rate at date of purchase.

Weighted average maturity—51 days

See accompanying notes to financial statements

45

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—78.40%

Alabama—0.78%
Jefferson County Sewer Revenue (Capital Improvement Warrants),
Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.375%, due 02/01/09	$2,565,000	$2,677,479

5.750%, due 02/01/09	2,125,000	2,151,764

Montgomery Industrial Development Board Pollution Control &
Solid Waste District Refunding (General Electric Co. Project),
0.800%, VRD	20,000,000	20,000,000

		24,829,243

Alaska—2.53%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
0.800%, VRD	6,350,000	6,350,000

Series A,
1.150%, VRD	8,500,000	8,500,000

Series B,
1.150%, VRD	25,000,000	25,000,000

Series C,
1.150%, VRD	31,580,000	31,580,000

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
Series A,
0.800%, VRD	1,100,000	1,100,000

Series B,
0.800%, VRD	8,200,000	8,200,000

		80,730,000

Arizona—0.63%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
1.800%, VRD	6,500,000	6,500,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
1.650%, VRD	3,750,000	3,750,000

1.750%, VRD	9,700,000	9,700,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
1.650%, VRD	300,000	300,000

		20,250,000

46

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

California—2.56%
California Department of Water Resources Power Supply Revenue,
Series C-9,
1.250%, VRD	$20,100,000	$20,100,000

Oakland-Alameda County Coliseum Authority Lease Revenue
Refunding (Coliseum Project),
Series C-1,
1.800%, VRD	20,513,000	20,513,000

Sacramento Municipal Utility District Electric Revenue Refunding,
Subseries K,
1.400%, VRD	18,600,000	18,600,000

South Placer Wastewater Authority Wastewater Revenue
Refunding,
Series B,
1.250%, VRD	22,500,000	22,500,000

		81,713,000

Colorado—1.11%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
2.270%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
1.250%, VRD	1,500,000	1,500,000

Series A-4,
1.250%, VRD	500,000	500,000

Series A-5,
1.250%, VRD	2,600,000	2,600,000

Series A-8,
1.250%, VRD	1,075,000	1,075,000

Series A-11,
1.250%, VRD	1,250,000	1,250,000

Series C-6,
1.250%, VRD	5,400,000	5,400,000

Colorado Educational & Cultural Facilities Revenue
(Nature Conservancy),
Series A,
1.500%, VRD	11,100,000	11,100,000

		35,500,000

47

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Connecticut—0.71%
Connecticut State Health & Educational Facilities Authority
Revenue (Wesleyan University),
Series D,
1.350%, VRD	$7,000,000	$7,000,000

Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series V-1,
0.700%, VRD	4,100,000	4,100,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
1.700%, VRD	1,600,000	1,600,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
2.320%, VRD(1),(2)	9,925,000	9,925,000

		22,625,000

Delaware—0.52%
Delaware Economic Development Authority Revenue
(Hospital Billing),
Series C,
2.000%, VRD	4,950,000	4,950,000

Delaware State,
Series C,
5.000%, due 07/01/09	6,750,000	6,892,158

Wilmington Revenue (Salesianum School Project),
1.930%, VRD	4,900,000	4,900,000

		16,742,158

District of Columbia—0.53%
District of Columbia Revenue (Pooled Loan Program),
Series A,
1.500%, VRD	7,195,000	7,195,000

District of Columbia,
Series C,
1.800%, VRD	9,640,000	9,640,000

		16,835,000

Florida—0.67%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2, (Pre-refunded
with US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,142,110

48

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Jacksonville Health Facilities Authority Hospital Revenue
(Baptist Medical Center Project),
Series B,
1.250%, VRD	$1,000,000	$1,000,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist Medical Center Project),
Series C, (FSA Insured),
0.800%, VRD	4,365,000	4,365,000

JEA Electric System Revenue,
Series Three C-4,
1.400%, VRD	8,185,000	8,185,000

Pinellas County Educational Facilities Authority Revenue
Refunding (Barry University Project),
1.500%, VRD	4,800,000	4,800,000

		21,492,110

Georgia—3.78%
Atlanta Water & Wastewater Revenue,
2.300%, VRD	30,000,000	30,000,000

De Kalb County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.000%, VRD	3,675,000	3,675,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
2.570%, VRD(1),(2)	9,750,000	9,750,000

Fulton County Development Authority Revenue
(Children’s Healthcare),
1.800%, VRD	14,000,000	14,000,000

Fulton County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.000%, VRD	14,740,000	14,740,000

Gainesville & Hall County Hospital Authority Revenue
Anticipation Certificates,
Series E,
1.750%, VRD	8,300,000	8,300,000

Series F,
1.750%, VRD	8,300,000	8,300,000

Glynn County Schools Sales Tax,
5.000%, due 11/01/08	4,300,000	4,300,000

49

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Metropolitan Atlanta Rapid Transit Authority of Georgia
Sales Tax Revenue,
Series A,
2.500%, VRD	$16,700,000	$16,700,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series A, (Mandatory Put 07/07/09 @100),
1.750%, due 07/07/09	8,000,000	8,000,000

Series C5,
1.800%, VRD	3,000,000	3,000,000

		120,765,000

Idaho—0.46%
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	14,500,000	14,620,387

Illinois—3.48%
Chicago (JP Morgan PUTTERs, Series 3091),
1.830%, VRD(1),(2)	5,000,000	5,000,000

Chicago Metropolitan Water Reclamation District-Greater
Chicago (Citigroup ROCS, Series RR-II-R-11283),
1.850%, VRD(1),(2)	3,000,000	3,000,000

Chicago O’Hare International Revenue (Third Lien),
Series C,
1.750%, VRD	15,000,000	15,000,000

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
1.250%, VRD	12,000,000	12,000,000

Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	5,200,000	5,254,586

Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
1.200%, VRD	2,000,000	2,000,000

Illinois Development Finance Authority Revenue
(St. Vincent De Paul Project),
Series A,
1.000%, VRD	4,360,000	4,360,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
1.600%, VRD	$21,990,000	$21,990,000

Illinois Finance Authority Revenue (Advocate Health Care),
Series A-3, (Mandatory Put 04/01/09 @ 100),
1.900%, due 04/01/09	5,665,000	5,665,000

Subseries C2A,
1.440%, VRD	12,500,000	12,500,000

Illinois Finance Authority Revenue (Northwestern
Community Hospital),
Series B,
1.400%, VRD	5,700,000	5,700,000

Illinois Finance Authority Revenue (Northwestern
Memorial Hospital),
Series B-2,
1.250%, VRD	8,100,000	8,100,000

Illinois State (Citigroup ROCS, Series RR-II-R-11295),
1.850%, VRD(1),(2)	4,190,000	4,190,000

Illinois State Sales Tax Revenue (JP Morgan PUTTERs,
Series 445) (FGIC Insured),
2.320%, VRD(1),(2)	6,490,000	6,490,000

		111,249,586

Indiana—1.80%
Bartholomew Consolidated School Corp. Tax Anticipation Warrants,
3.250%, due 12/31/08	4,950,000	4,960,040

Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
2.270%, VRD(1),(2)	4,690,000	4,690,000

Indianapolis Local Public Improvement Bond Bank
(Limited Recourse Notes),
Series F,
4.000%, due 01/12/09	6,250,000	6,260,111

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
1.150%, VRD	11,400,000	11,400,000

Series CR-E-3,
1.100%, VRD	16,600,000	16,600,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Saint Joseph County Industrial Educational Facilities Revenue
(University of Notre Dame Du Lac Project),
1.250%, VRD	$13,725,000	$13,725,000

		57,635,151

Iowa—0.99%
Hills Health Facilities Revenue (Mercy Hospital Project),
1.480%, VRD	12,245,000	12,245,000

Iowa Higher Education Loan Authority Revenue
(Private College, Des Moines),
1.480%, VRD	9,630,000	9,630,000

Iowa Higher Education Loan Authority Revenue Refunding
(Private College, Des Moines Project),
1.480%, VRD	9,780,000	9,780,000

		31,655,000

Kentucky—1.32%
Christian County Association of County’s Leasing Trust
Lease Program,
Series A,
1.200%, VRD	2,000,000	2,000,000

Kentucky Asset Liability Commission General Fund Revenue
Tax & Revenue Anticipation Notes,
Series A,
3.000%, due 06/25/09	13,000,000	13,100,757

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
2.250%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
1.200%, VRD	15,000,000	15,000,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
1.850%, VRD	5,000,000	5,000,000

		42,100,757

Maine—0.28%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
2.270%, VRD(1),(2)	2,995,000	2,995,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Maine—(concluded)
Maine Municipal Bond Bank Refunding,
Series A,
5.000%, due 11/01/08	$6,000,000	$6,000,000

		8,995,000

Maryland—2.06%
Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
1.200%, VRD	14,000,000	14,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.800%, VRD	14,765,000	14,765,000

Maryland Health & Higher Educational Facilities Authority
Revenue (University of Maryland Medical Systems),
Series C,
1.580%, VRD	5,000,000	5,000,000

Montgomery County Bond Anticipation Notes
(Public Improvement),
Series B,
1.900%, VRD	10,100,000	10,100,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
2.000%, VRD	14,615,000	14,615,000

Series A-7,
2.000%, VRD	7,500,000	7,500,000

		65,980,000

Massachusetts—7.34%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	12,149,000	12,235,882

Massachusetts (Central Artery),
Series A,
1.150%, VRD	10,000,000	10,000,000

Series B,
1.150%, VRD	800,000	800,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(continued)
Massachusetts Development Finance Agency
Revenue (Boston University),
Series U-3,
1.200%, VRD	$5,560,000	$5,560,000

Series U-6B,
1.090%, VRD	7,000,000	7,000,000

Series U-6E,
1.500%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
1.250%, VRD	4,500,000	4,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
1.760%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Harvard University),
Series GG-1,
1.000%, VRD	12,000,000	12,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Museum of Fine Arts),
Series A2,
1.050%, VRD	8,700,000	8,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Northeastern University),
Series T-1, (Mandatory Put 05/14/09 @ 100),
2.250%, due 05/14/09	11,700,000	11,700,000

Series T-3, (Mandatory Put 06/11/09 @ 100),
2.250%, due 06/11/09	7,700,000	7,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series D-1,
0.900%, VRD	19,500,000	19,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
1.450%, VRD	11,000,000	11,000,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Tufts University),
Series G,
1.550%, VRD	$20,500,000	$20,500,000

Series N-1,
1.500%, VRD	21,000,000	21,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series G,
0.700%, VRD	1,700,000	1,700,000

Massachusetts Revenue Anticipation Notes,
Series B,
4.000%, due 04/30/09	15,000,000	15,131,455

Series C,
4.000%, due 05/29/09	4,000,000	4,040,658

Massachusetts State Refunding,
Series A,
1.450%, VRD	30,000,000	30,000,000

Series B,
1.750%, VRD	8,000,000	8,000,000

		234,567,995

Michigan—2.59%
Kent Hospital Finance Authority Revenue Refunding
(Spectrum Health),
Series B-2,
1.750%, VRD	25,000,000	25,000,000

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B,
1.100%, VRD	9,800,000	9,800,000

Series B-2,
1.100%, VRD	4,000,000	4,000,000

Series B-4,
1.100%, VRD	10,500,000	10,500,000

Series B-6,
1.100%, VRD	10,000,000	10,000,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
Michigan State Hospital Finance Authority Revenue Refunding
(Mclaren Health Care),
Series B,
1.450%, VRD	$17,050,000	$17,050,000

Oakland County Economic Development Corp. Ltd. Obligation
Revenue (Pontiac Vision Schools Project),
1.500%, VRD	6,545,000	6,545,000

		82,895,000

Minnesota—1.18%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
1.650%, VRD	1,640,000	1,640,000

Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Systems (Allina Health),
Series C-1,
1.200%, VRD	7,400,000	7,400,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
1.550%, VRD	6,250,000	6,250,000

Series D, (Mandatory Put 03/30/09 @ 100),
1.680%, due 03/30/09	10,000,000	10,000,000

Rochester Health Care Facilities Revenue (Mayo Foundation),
Series B,
1.250%, VRD	5,000,000	5,000,000

University of Minnesota Refunding,
Series A,
1.250%, VRD	7,400,000	7,400,000

		37,690,000

Mississippi—0.43%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series B,
0.750%, VRD	4,500,000	4,500,000

Series C,
0.700%, VRD	9,200,000	9,200,000

		13,700,000

56

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Missouri—4.16%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.900%, VRD	$4,700,000	$4,700,000

Missouri Development Finance Board Cultural Facilities
Revenue (Kauffman Center Performing Arts),
Series A,
0.750%, VRD	8,200,000	8,200,000

Missouri Health & Educational Facilities Authority
Revenue (Ascension Health), Series C-2, (Mandatory
Put 03/30/09 @ 100),
1.750%, due 03/03/09	17,500,000	17,500,000

Missouri Health & Educational Facilities Authority
Revenue (Washington University),
Series B,
1.450%, VRD	13,095,000	13,095,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series A-1,
1.200%, VRD	6,200,000	6,200,000

Series A-2,
1.200%, VRD	13,065,000	13,065,000

Series C,
1.250%, VRD	4,700,000	4,700,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series E,
1.250%, VRD	30,000,000	30,000,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (St. Francis Medical Center),
Series A,
1.480%, VRD	6,570,000	6,570,000

University of Missouri Revenue (System Facilities),
Series A,
1.200%, VRD	23,800,000	23,800,000

Series B,
1.200%, VRD	5,100,000	5,100,000

		132,930,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Montana—0.69%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
1.150%, VRD	$17,500,000	$17,500,000

Montana Facility Finance Authority Revenue (Sisters of Charity),
Series A,
1.250%, VRD	1,800,000	1,800,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
1.760%, VRD	2,900,000	2,900,000

		22,200,000

Nebraska—0.76%
Lancaster County Hospital Authority Health Facilities Revenue
(Immanuel Health System),
Series A,
1.200%, VRD	9,280,000	9,280,000

Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
1.450%, VRD	10,000,000	10,000,000

Sarpy County Hospital Authority No.1 Health Facilities Revenue
(Immanuel Health Systems),
Series B,
1.200%, VRD	5,050,000	5,050,000

		24,330,000

Nevada—0.47%
Clark County (Citigroup ROCS, Series RR-II R-11507),
1.850%, VRD(1),(2)	2,800,000	2,800,000

Clark County (JP Morgan PUTTERs, Series 3079),
1.830%, VRD(1),(2)	3,400,000	3,400,000

Las Vegas Valley Water District (Water Improvement),
Series B,
1.350%, VRD	8,900,000	8,900,000

		15,100,000

New Hampshire—0.39%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
1.600%, VRD	5,920,000	5,920,000

Series A,
0.450%, VRD	5,200,000	5,200,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—(concluded)
New Hampshire Health & Educational Facilities Authority
Revenue (Exeter Hospital Obligor Group),
Series B,
1.800%, VRD	$1,335,000	$1,335,000

		12,455,000

New Mexico—0.94%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	8,000,000	8,065,922

Hurley Pollution Control Revenue Updates (Kennecott Santa Fe),
1.150%, VRD	11,200,000	11,200,000

New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
1.500%, VRD	10,700,000	10,700,000

		29,965,922

New York—1.52%
New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
1.840%, VRD(1),(2)	4,785,000	4,785,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3-E,
1.150%, VRD	10,940,000	10,940,000

Series 3, Subseries 3-F,
1.150%, VRD	3,700,000	3,700,000

New York,
Subseries J-5,
1.200%, VRD	29,300,000	29,300,000

		48,725,000

North Carolina—3.87%
Charlotte Water & Sewer System Revenue,
Series B,
2.750%, VRD	30,000,000	30,000,000

Mecklenburg County Certificates of Participation,
Series A,
1.250%, VRD	23,490,000	23,490,000

59

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Mecklenburg County,
Series B,
2.800%, VRD	$7,270,000	$7,270,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Warren Wilson College),
1.500%, VRD	8,500,000	8,500,000

North Carolina (Public Improvement),
Series G,
2.000%, VRD	18,545,000	18,545,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.800%, VRD	23,985,000	23,985,000

University of North Carolina Revenues (Citigroup ROCS,
Series RR-II-R-11292),
1.850%, VRD(1),(2)	3,085,000	3,085,000

Wake County (School),
Series B,
1.770%, VRD	6,390,000	6,390,000

Wake County,
Series B,
2.800%, VRD	2,300,000	2,300,000

		123,565,000

Ohio—4.29%
Columbus (Citigroup ROCS, Series RR-II-R-11293),
1.850%, VRD(1),(2)	6,000,000	6,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
1.830%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
1.560%, VRD	3,530,000	3,530,000

Ohio (Common Schools),
Series D,
1.250%, VRD	20,000,000	20,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
1.830%, VRD(1),(2)	3,695,000	3,695,000

60

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio Higher Educational Facilities Revenue
(Case Western Reserve),
Series A,
1.500%, VRD	$17,000,000	$17,000,000

Series B-1,
1.150%, VRD	2,050,000	2,050,000

Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic),
Series B-3,
1.100%, VRD	16,475,000	16,475,000

Ohio Refunding Infrastructure Improvement,
Series B,
1.250%, VRD	10,000,000	10,000,000

Ohio University General Receipts,
Series B,
1.100%, VRD	39,600,000	39,600,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.750%, VRD	6,135,000	6,135,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy Nuclear),
Series B,
2.350%, VRD	10,000,000	10,000,000

		137,285,000

Oklahoma—0.46%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
1.500%, VRD	14,700,000	14,700,000

Oregon—2.86%
Oregon Facilities Authority Revenue (Lewis &
Clark College Project),
Series A,
1.750%, VRD	10,000,000	10,000,000

Oregon Facilities Authority Revenue (Peacehealth),
Series A,
1.350%, VRD	12,785,000	12,785,000

Series B,
1.350%, VRD	11,145,000	11,145,000

61

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Oregon—(concluded)
Series D,
1.350%, VRD	$7,000,000	$7,000,000

Oregon Tax Anticipation Notes,
Series A,
3.000%, due 06/30/09	5,000,000	5,042,175

Oregon (Veterans Welfare),
Series 86,
1.900%, VRD	8,310,000	8,310,000

Series 88B,
1.900%, VRD	11,400,000	11,400,000

Oregon,
Series 73 E,
1.350%, VRD	8,225,000	8,225,000

Series 73 G,
1.000%, VRD	17,600,000	17,600,000

		91,507,175

Pennsylvania—2.04%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.750%, VRD	19,800,000	19,800,000

Allegheny County Industrial Development Authority Revenue
(United Jewish Federation),
Series B,
1.680%, VRD	3,365,000	3,365,000

Geisinger Authority Health Systems (Geisinger Health Systems),
Series C,
1.000%, VRD	9,485,000	9,485,000

Pennsylvania Higher Educational Facilities Authority College &
University Revenues (St Joseph’s University),
Series A,
1.700%, VRD	7,830,000	7,830,000

Pennsylvania Higher Educational Facilities Authority Revenue
(St. Joseph’s University),
Series C,
1.720%, VRD	2,550,000	2,550,000

Philadelphia Hospitals & Higher Education Facilities Authority
Revenue (Children’s Hospital Project),
Series A,
1.200%, VRD	1,030,000	1,030,000

62

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Series B,
1.200%, VRD	$18,295,000	$18,295,000

Wilkes Barre,
Series B,
1.680%, VRD	2,840,000	2,840,000

		65,195,000

Rhode Island—0.16%
Rhode Island State & Providence Plantations Tax
Anticipation Notes,
3.500%, due 06/30/09	5,000,000	5,042,524

South Carolina—0.15%
South Carolina Jobs-Economic Development Authority
Economic Development Revenue Refunding
(Bon Secours Health),
Series D,
1.800%, due 11/05/08	4,900,000	4,900,000

Tennessee—3.49%
Chattanooga Health Educational & Housing Facility Board
Revenue Refunding (Siskin Rehabilitation Project),
0.800%, VRD	10,520,000	10,520,000

Clarksville Public Building Authority Revenue Pooled
Financing (Tennessee Municipal Bond Fund),
0.800%, VRD	7,725,000	7,725,000

Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue (Catholic Healthcare),
Series B,
1.850%, VRD	8,000,000	8,000,000

Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board Revenue
(Vanderbilt University),
Series A,
1.300%, VRD	12,160,000	12,160,000

Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.800%, VRD	48,000,000	48,000,000

Shelby County Public Improvement and School,
Series B,
1.450%, due 11/06/08	25,285,000	25,285,000

		111,690,000

63

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—9.78%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR MBIA Insured),
1.950%, VRD(1),(2)	$9,575,000	$9,575,000

Series RR-II-R-883WF (FGIC Insured),
2.100%, VRD(1),(2)	7,750,000	7,750,000

Bryan Independent School District (School Building)
(ABN AMRO MuniTops Certificates Trust,
Series 2007-20) (PSF-GTD),
1.820%, VRD(1),(2)	10,005,000	10,005,000

Dallas Waterworks & Sewer Systems Revenue
(JP Morgan PUTTERs, Series 1800B) (AMBAC Insured),
2.270%, VRD(1),(2)	1,515,000	1,515,000

Harris County Health Facilities Development Corp. Hospital
Revenue Refunding (Texas Children’s Hospital),
Series 3,
2.100%, VRD	4,970,000	4,970,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
1.100%, VRD	8,500,000	8,500,000

Harris County Health Facilities Development Corp. Revenue
Refunding (St. Luke’s Espiscopal),
Series A,
1.780%, VRD	10,000,000	10,000,000

Houston Higher Education Finance Corp. Higher Education
Revenue Refunding (Rice University Project),
Series A,
1.500%, VRD	4,770,000	4,770,000

Series B,
1.550%, VRD	6,700,000	6,700,000

Lower Neches Valley Authority Industrial Development
Corp. Exempt Facilities Revenue Refunding
(ExxonMobil Project),
Series A,
0.900%, VRD	5,620,000	5,620,000

Manor Independent School District (Citigroup ROCS,
Series RR-II-R-11178) (PSF-GTD),
1.850%, VRD(1),(2)	4,920,000	4,920,000

64

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Northwest Independent School District (Citigroup ROCS,
Series RR-II-R-11220) (PSF-GTD),
1.850%, VRD(1),(2)	$3,585,000	$3,585,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.750%, VRD	20,500,000	20,500,000

San Antonio Electric & Gas (JP Morgan PUTTERs, Series 2503),
1.830%, VRD(1),(2)	4,290,000	4,290,000

San Antonio Electric & Gas (Systems-Junior Lien),
2.050%, VRD	4,000,000	4,000,000

Southwest Higher Education Authority, Inc.
(Southern Methodist University),
1.250%, VRD	5,715,000	5,715,000

Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series B,
1.550%, VRD	5,325,000	5,325,000

Series E,
1.650%, VRD	4,525,000	4,525,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
1.850%, VRD(1),(2)	6,215,000	6,215,000

Texas (JP Morgan PUTTERs),
Series 2337,
1.830%, VRD(1),(2)	685,000	685,000

Series 2481,
1.830%, VRD(1),(2)	2,195,000	2,195,000

Series 2491,
1.830%, VRD(1),(2)	2,285,000	2,285,000

Series 2492,
1.830%, VRD(1),(2)	4,300,000	4,300,000

Series 2615,
1.830%, VRD(1),(2)	8,400,000	8,400,000

Series 2618,
1.830%, VRD(1),(2)	4,695,000	4,695,000

Series 3238,
1.830%, VRD(1),(2)	2,165,000	2,165,000

Texas Multi-Mode-Mobility Fund,
Series B,
1.400%, VRD	2,500,000	2,500,000

65

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
1.820%, VRD(1),(2)	$6,670,000	$6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
1.830%, VRD(1),(2)	4,000,000	4,000,000

Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	85,000,000	85,957,247

Travis County Certificates of Obligation,
3.500%, due 03/01/09	2,450,000	2,462,291

Tyler Health Facilities Development Corp. Hospital Revenue
(Mother Frances Hospital),
Series B,
1.500%, VRD	13,100,000	13,100,000

University of Texas University Revenues (Financing Systems),
Series B,
1.000%, VRD	11,730,000	11,730,000

Series B,
1.200%, VRD	23,200,000	23,200,000

University of Texas University Revenues Refunding
(Financing Systems),
Series B,
1.150%, VRD	9,785,000	9,785,000

		312,609,538

Utah—0.52%
Jordan School District (Pre-refunded with US Government
Securities to 12/15/08 @ 100),
5.000%, due 12/15/08	2,000,000	2,007,378

Murray City Hospital Revenue (IHC Health Services, Inc.),
Series A,
1.250%, VRD	880,000	880,000

Weber County Hospital Revenue (IHC Health Services),
Series C,
1.250%, VRD	13,800,000	13,800,000

		16,687,378

66

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Vermont—0.30%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
3.400%, VRD	$9,605,000	$9,605,000

Virginia—2.06%
Hanover County Economic Development Authority Revenue
Refunding (Bon Secours Health),
Series D-1,
1.800%, VRD	4,900,000	4,900,000

Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
1.200%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Revenue Refunding
(Bon Secours Health),
Series D-2,
1.440%, VRD	4,800,000	4,800,000

Virginia Small Business Financing Authority Revenue Refunding
(Children’s Hospital Kings),
2.300%, VRD	30,000,000	30,000,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
2.300%, VRD	22,675,000	22,675,000

		65,700,000

Washington—3.12%
Central Puget Sound Regional Transportation Authority Sales &
Use Tax Revenue (JP Morgan PUTTERs),
Series 2482, (FSA Insured),
2.570%, VRD(1),(2)	6,595,000	6,595,000

Series 2643Z,
1.830%, VRD(1),(2)	4,995,000	4,995,000

Central Puget Sound Regional Transportation Authority
Sales Tax & Motor (JP Morgan PUTTERs,
Series 2433) (FGIC Insured),
2.070%, VRD(1),(2)	8,985,000	8,985,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
2.270%, VRD(1),(2)	14,150,000	14,150,000

67

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Washington—(concluded)
King County Sewer Revenue (Junior Lien),
Series A,
1.750%, VRD	$7,280,000	$7,280,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (FSA Insured),
1.600%, VRD(1),(2)	5,085,000	5,085,000

University of Washington University Revenues (Bank of America
Austin Certificates, Series 2007-1016) (AMBAC Insured),
3.320%, VRD(1),(2)	5,000,000	5,000,000

Washington Health Care Facilities Authority Revenue
(Peacehealth),
Series B,
1.350%, VRD	3,000,000	3,000,000

Washington Health Care Facilities Authority Revenue
(Swedish Health Services),
1.580%, VRD	13,000,000	13,000,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
1.480%, VRD	7,585,000	7,585,000

Washington Motor Vehicle Fuel Tax,
Series B,
5.000%, due 07/01/09	5,810,000	5,935,394

Washington State (Citigroup ROCS,
Series RR-II-R-11298) (FSA Insured),
2.340%, VRD(1),(2)	4,985,000	4,985,000

Series RR-II-R-12220,
1.840%, VRD(1),(2)	4,800,000	4,800,000

Washington State Housing Finance Commission Nonprofit
Housing Revenue (Franke Tobey Jones Project),
1.150%, VRD	900,000	900,000

Washington State Housing Finance Commission Nonprofit
Housing Revenue (Rockwood Retirement Communities),
1.150%, VRD	7,300,000	7,300,000

		99,595,394

Wisconsin—0.29%
Oneida Tribe of Indians Health Facility Revenue,
1.500%, VRD	5,880,000	5,880,000

68

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—(concluded)
Wisconsin Clean Water Revenue (JP Morgan PUTTERs,
Series 2531),
1.830%, VRD(1),(2)	$3,510,000	$3,510,000

		9,390,000

Wyoming—0.33%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
1.490%, VRD	3,700,000	3,700,000

Series B,
1.150%, VRD	600,000	600,000

Uinta County Pollution Control Revenue Refunding
(AMOCO Project),
0.800%, VRD	6,200,000	6,200,000

		10,500,000

Total municipal bonds and notes (cost—$2,506,248,318)		2,506,248,318

Tax-exempt commercial paper—8.77%

Arizona—1.17%
Montgomery County,
1.710%, due 12/11/08	6,000,000	6,000,000

Phoenix Civic Improvement Corp. Water Systems,
1.750%, due 12/08/08	16,000,000	16,000,000

Salt River Agricultural Improvement,
1.650%, due 12/01/08	6,475,000	6,475,000

1.710%, due 12/11/08	9,000,000	9,000,000

		37,475,000

California—0.41%
Riverside County Transportation,
4.000%, due 11/04/08	13,000,000	13,000,000

Connecticut—0.21%
Yale University,
2.000%, due 12/10/08	6,640,000	6,640,000

Florida—0.15%
Kissimmee Utility Authority,
2.300%, due 11/05/08	4,800,000	4,800,000

69

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—0.19%
Illinois Educational Facilities Authority Revenue,
2.100%, due 12/31/08	$6,000,000	$6,000,000

Maryland—0.94%
Baltimore County,
2.400%, due 11/06/08	30,000,000	30,000,000

Massachusetts—0.38%
Boston Water & Sewer,
2.000%, due 11/17/08	4,600,000	4,600,000

Massachusetts Water Authority,
3.750%, due 11/07/08	7,500,000	7,500,000

		12,100,000

Minnesota—0.47%
Mayo Clinic,
1.750%, due 12/09/08	15,000,000	15,000,000

Nebraska—0.16%
Omaha Public Power District,
1.530%, due 11/13/08	5,000,000	5,000,000

Ohio—0.74%
Case Western University,
1.750%, due 12/09/08	13,800,000	13,800,000

Cleveland Clinic,
2.100%, due 12/04/08	10,000,000	10,000,000

		23,800,000

South Carolina—0.38%
South Carolina Public Service,
1.680%, due 12/11/08	12,090,000	12,090,000

Tennessee—0.59%
Tennessee State School Bond Authority,
1.580%, due 12/01/08	10,000,000	10,000,000

2.250%, due 12/10/08	9,000,000	9,000,000

		19,000,000

Texas—2.15%
City of Houston,
1.550%, due 11/10/08	10,000,000	10,000,000

Dallas Water & Sewer,
2.200%, due 01/28/09	14,384,000	14,384,000

70

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
Harris County Flood District,
1.800%, due 11/13/08	$11,550,000	$11,550,000

2.500%, due 11/13/08	1,350,000	1,350,000

Harris County Toll Road,
2.050%, due 11/10/08	3,000,000	3,000,000

Houston Combined Utility System,
1.700%, due 12/02/08	13,500,000	13,500,000

University of Texas,
1.700%, due 12/08/08	5,000,000	5,000,000

1.750%, due 12/10/08	10,000,000	10,000,000

		68,784,000

Vermont—0.39%
University of Vermont,
3.000%, due 12/08/08	6,265,000	6,265,000

3.000%, due 12/10/08	6,325,000	6,325,000

		12,590,000

Washington—0.44%
King County Sewer Revenue,
1.600%, due 11/06/08	6,400,000	6,400,000

Port of Seattle,
3.750%, due 11/07/08	7,500,000	7,500,000

		13,900,000

Total tax-exempt commercial paper (cost—$280,179,000)		280,179,000

	Number of
	shares

Money market funds(3)—7.16%

AIM Tax Free Investments,
1.700%	110,000,000	110,000,000

Blackrock Provident Municipal Fund,
1.882%	119,000,000	119,000,000

Total money market funds (cost—$229,000,000)		229,000,000

Total investments (cost—$3,015,427,318 which approximates
cost for federal income tax purposes)—94.33%		3,015,427,318

Other assets in excess of liabilities—5.67%		181,347,205

Net assets—100.00%		$3,196,774,523

71

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.38% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Rates shown reflect yield at October 31, 2008.
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
MBIA	MBIA, Inc.
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2008 and reset periodically.

Weighted average maturity—40 days

See accompanying notes to financial statements

72

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 to October 31, 2008.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

73

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

74

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,013.40	$0.51	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,008.00	$0.51	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,010.90	$0.00	0.00%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,025.21	0.00	0.00

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

75

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	52 days	51 days

Net assets (bln)	$10.8	$13.9

Portfolio composition(2)	10/31/08	04/30/08

Commercial paper	31.6%	41.3%

US government agency obligations	26.1	14.7

Short-term corporate obligations	13.0	13.6

Certificates of deposit	12.4	14.3

Repurchase agreements	4.7	8.6

Bank notes	4.6	1.6

US master note	3.3	2.2

Funding agreement	2.4	1.1

Time deposit	1.7	2.3

Money market funds	0.0 (3)	9.1

Other assets less liabilities	0.2	(8.8)

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

76

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	51 days	17 days

Net assets (bln)	$10.1	$6.7

Portfolio composition(2)	10/31/08	04/30/08

Repurchase agreements	51.5%	74.8%

US government obligations	48.5	25.2

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

77

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	40 days	23 days

Net assets (bln)	$3.2	$2.6

Portfolio composition(2)	10/31/08	04/30/08

Municipal bonds and notes	78.4%	74.2%

Tax-exempt commercial paper	8.8	17.6

Money market funds	7.2	7.3

Other assets less liabilities	5.6	0.9

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

78

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations
For the six months ended
October 31, 2008
(unaudited)

Prime Master Fund
Investment income:
Interest	$191,914,752

Securities lending income (includes $456,922 earned from an affiliated entity)	1,319,960

193,234,712

Expenses:
Investment advisory and administration fees	7,022,902

Trustees’ fees	29,010

Net expenses	7,051,912

Net investment income	186,182,800

Net realized loss from investment activities	(1,509,390)

Net increase in net assets resulting from operations	$184,673,410

Treasury Master Fund
Investment income:
Interest	$54,321,661

Securities lending income	230,261

54,551,922

Expenses:
Investment advisory and administration fees	3,524,629

Trustees’ fees	21,534

3,546,163

Less: Fee waiver by advisor	(3,862)

Net expenses	3,542,301

Net investment income	51,009,621

Net realized gain from investment activities	3,665

Net increase in net assets resulting from operations	$51,013,286

Tax-Free Master Fund
Investment income:
Interest	$35,547,050

Expenses:
Investment advisory and administration fees	1,639,023

Trustees’ fees	11,854

Interest expense	309

1,651,186

Less: Fee waiver by advisor	(1,652,153)

Net expenses	(967)

Net investment income	35,548,017

Net realized gain from investment activities	98,320

Net increase in net assets resulting from operations	$35,646,337

See accompanying notes to financial statements

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the six
	months ended	For the period
	October 31, 2008	August 28, 2007(1) to
	(unaudited)	April 30, 2008

Prime Master Fund

From operations:
Net investment income	$186,182,800	$351,483,841

Net realized gain (loss) from investment activities	(1,509,390)	2,834

Net increase in net assets resulting from operations	184,673,410	351,486,675

Net increase (decrease) in net assets from beneficial interest transactions	(3,366,052,985)	13,596,614,184

Net increase (decrease) in net assets	(3,181,379,575)	13,948,100,859

Net assets:
Beginning of period	13,948,100,859	—

End of period	$10,766,721,284	$13,948,100,859

Treasury Master Fund

From operations:
Net investment income	$51,009,621	$88,797,304

Net realized gains from investment activities	3,665	392,560

Net increase in net assets resulting from operations	51,013,286	89,189,864

Net increase in net assets from beneficial interest transactions	3,383,676,055	6,622,194,093

Net increase in net assets	3,434,689,341	6,711,383,957

Net assets:
Beginning of period	6,711,383,957	—

End of period	$10,146,073,298	$6,711,383,957

Tax-Free Master Fund

From operations:
Net investment income	$35,548,017	$33,034,582

Net realized gains from investment activities	98,320	324,901

Net increase in net assets resulting from operations	35,646,337	33,359,483

Net increase in net assets from beneficial interest transactions	519,012,627	2,608,756,076

Net increase in net assets	554,658,964	2,642,115,559

Net assets:
Beginning of period	2,642,115,559	—

End of period	$3,196,774,523	$2,642,115,559

(1)	Commencement of operations.

See accompanying notes to financial statements

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights
	For the six
	months ended		For the period
	October 31, 2008		August 28, 2007(1) to
	(unaudited)		April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$10,766,721		$13,948,101

Expenses to average net assets	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	2.64	%(2)	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$10,146,073		$6,711,384

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(2)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	1.44	%(2)	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$3,196,775		$2,642,116

Expenses to average net assets, net of fee waivers by advisor	0.00	%(2),(3)	0.00	%(2),(3)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	2.15	%(2)	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Funds’ own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Master Funds’ assets:

Prime Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$10,477,650,015	$260,000,000	$10,737,650,015

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

The following is a rollforward of the Fund’s assets that were using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)
Securities

Assets:
Beginning balance	$—

Accrued discounts/(premiums)	—

Total gains or losses (realized/unrealized) included in earnings	—

Purchases, sales, issuances and settlements (net)	$125,000,000

Transfers in and/or out of Level 3	135,000,000

Ending balance	$260,000,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 10/31/08	$—

Treasury Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$10,147,448,975	$—	$10,147,448,975

Tax-Free Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$3,015,427,318	$—	$3,015,427,318

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration

85

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2008, UBS Global AM owed Tax-Free Master Fund $6,822 for the independent trustees fees.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At October 31, 2008, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the six months ended October 31, 2008, UBS Global AM reimbursed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through November 30, 2008. For the six months ended October 31, 2008, UBS Global AM voluntarily waived $1,650,877.

86

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2008, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$2,449,740,916

Treasury Master Fund	132,715,000,000

Tax-Free Master Fund	1,183,545,724

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and

87

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers had been approved as borrowers under each Master Fund’s securities lending program. UBS Securities LLC was the Master Funds’ lending agent. For the six months ended October 31, 2008, UBS Securities LLC earned $176,506 and $31,804, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Fund’s lending agent. At October 31, 2008, Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund did not have any securities on loan. Subsequent to the end of the fiscal period covered by this report, UBS Securities LLC exited the securities lending business, and State Street Bank and Trust Company became the Master Funds’ securities lending agent.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of Tax-Free Master Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended October 31, 2008, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $2,120,159 for 2 days with a related weighted average annualized interest rate of 2.62%, which resulted in $309 of interest expense.

Other liabilities
At October 31, 2008, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$198

* Excludes investment advisory and administration fees.

88

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	six months ended	period ended
Prime Master Fund	October 31, 2008	April 30, 2008*

Contributions	$11,672,587,307	$28,835,187,449

Withdrawals	(15,038,640,292)	(15,238,573,265)

Net increase (decrease) in beneficial interest	$(3,366,052,985)	$13,596,614,184

	For the	For the
	six months ended	period ended
Treasury Master Fund	October 31, 2008	April 30, 2008*

Contributions	$10,603,983,836	$11,602,791,250

Withdrawals	(7,220,307,781)	(4,980,597,157)

Net increase in beneficial interest	$3,383,676,055	$6,622,194,093

	For the	For the
	six months ended	period ended
Tax-Free Master Fund	October 31, 2008	April 30, 2008*

Contributions	$3,077,771,517	$5,538,506,447

Withdrawals	(2,558,758,890)	(2,929,750,371)

Net increase in beneficial interest	$519,012,627	$2,608,756,076

* The Master Fund commenced operations on August 28, 2007.

89

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

90

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 16, 2008, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a Management Contract between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”).

In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the contract. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of management agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year (or since inception period in the case of Tax-Free Master). The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and corresponding “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it

91

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had well over $700 billion of assets under management worldwide as of March 2008. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past year involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

92

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays a management and administration fee (the “Contractual Management Fee”) to UBS Global AM, and in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board also received and considered information comparing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the

93

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered, with respect to those existing Feeder Funds with performance records, (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2008 and (b) annualized performance information for each year since inception ended April 30, 2008. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund Level.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders. The board also considered whether alternative fee

94

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

95

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96

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Administrator (and Advisor for the Master Funds)
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

 Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)  Included as part of the report to shareholders filed under Item 1 of this form.
(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 9, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2009